As filed with the Securities and Exchange Commission on April 25, 2013

Registration No. 333-153773

811-07042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Dreyfus/Transamerica Triple Advantage Variable Annuity

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 6

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2L

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2013

This flexible purchase payment deferred variable annuity contract has many investment choices. There is a variable account that currently provides a means of investing in various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying fund portfolios. Please read them carefully. Transamerica will not accept purchase payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2013. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity contract can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the variable account investment choices:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goal
•	are subject to risks, including loss of purchase payments

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this contract invest in underlying funds of the Portfolio companies listed below:

DREYFUS INVESTMENT PORTFOLIOS

DREYFUS STOCK INDEX FUND, INC.

DREYFUS VARIABLE INVESTMENT FUND

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix A – Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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GLOSSARY OF TERMS

Account Value—On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus
•

gross partial surrenders (partial surrenders plus or minus any excess interest adjustments plus the surrender charge (the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited in the fixed account; plus
•	accumulated gains in the variable account; minus
•	losses in the variable account; minus
•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Adjusted Account Value—The account value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Date—The date upon which annuity payments are to commence.

Annuity Payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Annuitize (Annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Cash Value—The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Contract Year—A contract year begins on the date in which the contract becomes effective and on each contract anniversary.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the variable account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

Owner (you, your)— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a contract.

Separate Account Value—The portion of the contract value that is invested in the separate account.

Subaccount—A subdivision within the variable account, the assets of which are invested in specified underlying fund portfolios.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which purchase payments under the contracts may be allocated.

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Variable Accumulation Unit—An accounting unit of measure used in calculating the account value in the variable account before the annuity date.

Written Notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the variable account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers subaccounts that are listed in Appendix A. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.	PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept purchase payments for new contracts.

3.	INVESTMENT CHOICES

You can allocate your purchase payments to one of several underlying fund portfolios listed under Appendix A in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from purchase payments at the time you buy the contract so that the full amount of each purchase payment is invested in one or more of your investment choices.

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We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”); 1.50% (if you choose the Annual Step-Up Death Benefit); or 2.10% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each contract anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the optional Initial Payment Guarantee, then there is a daily fee (during the income phase) equal to an effective annual rate of 1.25% of the unit value in the subaccounts will be applied after the annuity date and throughout the income phase.

If you elect the Additional Death Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.25% of the account value.

If you elect the Additional Death Benefit Rider II, then there is an annual fee during the accumulation phase equal to 0.55% of the account value.

If you elect the Liquidity Rider, there is a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts. This fee is only charged for the first four contract years.

If you elect the Premium Accelerator Rider, a daily fee equal to an effective annual rate of 0.20% of the unit value in the subaccounts will be applied. This fee is only deducted for the first nine contract years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges and once each contract year, take out up to the greater of:

•	10% of your purchase payments less surrenders deemed to be from purchase payments; or
•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

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Access to amounts held in qualified contracts may be restricted or prohibited by law or regulation or the terms of the plan.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit. Required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following optional guaranteed minimum death benefits:

•	Double Enhanced;
•	Annual Step-Up; or
•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This contract has additional features that might interest you. These include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Withdrawal Option” or “SWO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 50% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the contract death benefit, in certain circumstances. These features are called the “Additional Death Benefit Rider” or “ADB” and the “Additional Death Benefit Rider II” or “ADB II”. There is an extra charge for these riders.

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•

You can elect an optional rider that reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your contract. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•

You can elect an optional rider that adds a premium accelerator to the account value. You can only elect this rider at the time you purchase your contract. This feature is called the “premium accelerator”. There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional purchase payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging” or “DCA.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all contracts, may vary for certain contracts, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation. Additionally, these features may not be offered in the future, as determined by Transamerica.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be required by state law. The contract will then be deemed void. If state law requires, we will refund your original purchase payment(s).

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Older Contracts. See Appendix C for information on how older contracts have different features and requirements, and sometimes different fees and deductions.

Section 1035 Exchanges. Before exchanging one annuity contract for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the contract described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this contract, other fees and charges may be higher (or lower) under this contract, and the benefits under this contract may be different. You should not exchange another annuity contract for this contract unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract. If you decide to purchase this contract through a 1035

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Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your contract for specific variations because any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts

(those in operation before January 1, 2012) is in Appendix B to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

800-525-6205

You may check your contract at www.transamericaannuities.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Contract Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of purchase payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10
Special Service Fee(4)	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 Per Contract
Variable Account Annual Expenses (as a percentage of average separate account value):
Base Variable Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Double Enhanced Death Benefit(6)	0.80%
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.40%
Premium Accelerator(9)	0.20%
Total Variable Account Annual Expenses with Highest Optional Variable Account Expenses(10)	2.50%
Annual Optional Rider Fees(11):
Additional Death Benefit Rider(12)	0.25%
Additional Death Benefit Rider II(13)	0.55%
Guaranteed Minimum Benefit Rider(14) No Longer Available	0.45%

The next items shows the lowest and highest total operating expenses charged by underlying fund portfolios for the year ended December 31, 2012 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning underlying fund portfolios fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(15):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.53%	1.53%

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

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The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest expenses of any of the portfolios for the year ended December 31, 2012, and the base contract with the Doubled Enhanced Death Benefit, Liquidity Rider, and Additional Death Benefit Rider II.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1,097	$1,944	$2,298	$4,505
If the contract is annuitized at the end of the applicable time period Or if you do not surrender your contract.	$464	$1,397	$2,298	$4,505

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

(1)	The fee table applies only to the accumulation phase. During the accumulation phase the fees may be different that those described in the Annuity Contract Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. The surrender charge is decreased based on the number of years since the purchase payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. There is no fee for the first 18 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)

We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.80%) is in addition to the mortality and expense risk and administrative fees.

(7)	The fee for the “Annual-Step Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fees.

(8)	The fee for the “Liquidity Rider” (0.40%) is in addition to the mortality and expense risk and administrative fees. The fee is only charged in the first four contract years.

(9)	The Premium Accelerator fee (0.20%) is only deducted in the first nine contract years.

(10)	This reflects the base separate account expenses plus the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(11)	In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(12)	The annual Additional Death Benefit Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

(13)	The annual Additional Death Benefit Rider II fee is 0.55% of the account value and is deducted only during the accumulation phase.

(14)

The Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Appendix F.

(15)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2012 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

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1.	THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you - owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date.

The contract is a deferred annuity because until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The contract also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this contract if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept purchase payments for new contracts.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your contract as of the business day we receive your purchase payment and required information.

You should make checks for purchase payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

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We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by the Company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Maximum Total Purchase Payments

For issue ages 0 – 80 we reserve the right to reject cumulative purchase payments over $1,000,000 for contracts with the same owner or same annuitant issued. For issue ages over 80, we reserve the right to reject cumulative purchase payments over $500,000 for contracts with the same owner or same annuitant issued by us or an affiliate.

Allocation of Purchase Payments

When you add additional purchase payments to the contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

You may change allocations for future additional purchase payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to purchase payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any purchase payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Variable Account

The Dreyfus/Transamerica Triple Advantage® variable annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Contract are listed in “Appendix A – Portfolios Associated with the Subaccounts”. The subaccounts invest in shares of the various underlying fund portfolios.

The general public may not purchase shares of these underlying fund portfolios. The name and investment objectives and policies may be similar to other portfolios and managed by the same investment adviser or manager that are sold directly to the public.

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You should not expect the investment results of the underlying fund portfolios to be the same as those of other underlying fund portfolios.

More detailed information, including an explanation of the underlying fund portfolio’s investment objectives, may be found in the current prospectus for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with The Dreyfus Corporation and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its

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investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from affecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Transamerica may, at its discretion, close a subaccount to new investment (either transfers or purchase payments).

If you allocate purchase payments to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the purchase payment will be returned.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your contract specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed

16

period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your contract. The excess interest adjustment will not decrease the interest credited to your contract below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the contract is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

We reserve the right to refuse any purchase payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest purchase payment first.
•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one contract year is 25% of the amount in that guaranteed period option, less any previous transfers during the current contract year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in a guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received at our Administrative Office while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

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Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may

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also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any purchase payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition, transfers for multiple policies invested in the TST underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or
•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and

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technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and

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procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific expenses.

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free amont and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from taxable earnings first. Under qualified contracts, surrenders may be prorated between taxable and nontaxable amounts.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Date	Surrender Charge (as a percentage of adjusted account value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity date and not from the purchase payment date;
•	this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of purchase payment; and
•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. See “The Fixed Account” in Section 3.

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Transfer Fee

You are generally allowed to make 18 free transfers per year before the annuity date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made on the same valuation day will be treated as a single request.

Special Service Fees

We will deduct a charge for special services you request.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.95%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution–related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

•	you begin receiving annuity payments;
•	you surrender the contract; or
•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily fee (during the income phase) currently at an effective annual rate of 1.25% of the unit value of the subaccounts. This fee may be higher or lower at the time you annuitize and elect the rider.

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Additional Death Benefit Rider

If you elect the Additional Death Benefit Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Benefit Rider II

If you elect the Additional Death Benefit Rider II, there is an annual rider fee during the accumulation phase of 0.55% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Liquidity Rider

If you elect the Liquidity Rider, a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years.

Premium Accelerator

If you elect the Premium Accelerator, a daily fee at an effective annual rate of 0.20% of the unit value of the subaccounts will be applied. This fee is only deducted for the first nine contract years.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The lowest and highest fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain types of payments described below may be made in connection with your particular contract, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your contract.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the contracts, indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments

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we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that we and our affiliates issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and/or TCI
Fund	Maximum Fee % of assets(1)
Dreyfus Variable Investment Fund	0.55%
Dreyfus Stock Index Fund, Inc.	0.47%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.55%
Dreyfus Investment Portfolios	0.55%
Transamerica Series Trust(2)	0.25%

(1)

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

(2)

TST: Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2012 we received $112,349,723.11 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

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Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency Cash® payment option.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information.

We may defer such payment from the variable account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances.

In addition, if, pursuant to SEC rules, the Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Money Market Portfolio until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

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Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders or transfers of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Withdrawal Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain contracts and may not be applicable for all contracts.

Signature Guarantees

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks
•	Savings banks and savings and loan associations;
•	Securities brokers and dealers; and
•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity date is 30 days after you purchase your contract.

Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

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Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The contract provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payments are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•

Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency Cash® (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply

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and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies, the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
•

Life with Emergency Cash® (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges.

For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payments may be arranged by agreement with Transamerica. Some annuity payments may not be available in all states or we may limit certain options to ensure they comply with applicable tax law provisions.

If your contract is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

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However, IF:

•	you choose Life with Emergency Cash®; and
•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain subject to certain exceptions for qualified policies, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, written directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we may require due proof of death from all beneficiaries before paying the death proceeds. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See Section 11. OTHER INFORMATION – Abandoned or Unclaimed Property.

Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See Section 11. OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and
•	you die before the annuity date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she if eligible, may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the adjusted account value minus any applicable rider fees.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity date; and
•	the entire interest in the contract has not been paid;

THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments under the Life with Emergency Cash®; and
•	annuitant dies before age 101 (or earlier, if a qualified contract);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greatest of:

•	account value on the date we receive the required information; or
•	cash value on the date we receive the required information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or
•	guaranteed minimum death benefit (discussed below), plus purchase payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to contracts issued after May 1, 2002. For other contracts, see Appendix C. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 2% Annually Compounding through age 80 Death Benefit is:
•	the total purchase payments; less

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•

any adjusted partial surrenders accumulated at an effective annual rate of 2% from the date any purchase payment is made or the date the adjusted partial surrender taken to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:
•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus
•	any purchase payments since that date; minus
•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date (and the owner is 75 or older on the contract date).

There is an extra charge for this death benefit of 0.80% annually, for a total mortality and expense risk fee of 1.95%.

B.	Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus
•	any purchase payments since that date; minus
•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 75 or older on the contract date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total purchase payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the contract application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain contracts and may not be available for all contracts.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your contract. If you have a qualified contract, minimum required distribution rules may require you to request a partial surrender.

9.	TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may

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change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the contract. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the contract during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract-qualified or nonqualified.

If you purchase the contract as an individual retirement annuity or as part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your contract is referred to as a qualified contract. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a contract’s provisions, the plan’s provisions will control.

If you purchase the contract other than as part of any arrangement described in the preceding paragraph, the contract is referred to as a nonqualified contract.

You will generally not be taxed on increases in the value of your contract, whether qualified or non-qualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the contract.

The Internal Revenue Service (“IRS”) has not reviewed the contract for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or contract.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received

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or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Contract

Diversification Requirements. In order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable contract would not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a contract vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity starting date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified contract, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

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The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this contract or any riders by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax adviser for more information on this subject.

Taxation of Annuities

The following discussion assumes the contract qualifies as an annuity contract for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser. A contract owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your contract.

Different Individual Owner and Annuitant

If the owner and annuitant on the contract are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the contract if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your contract to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your contract and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your contract maintains its status as an annuity contract for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

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In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity starting date by the total expected return under the contract (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Taxation of Surrenders and Partial Withdrawals-Nonqualified Contracts

When you surrender your contract, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the contract over the “investment in the contract.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a contract are subject to tax at ordinary rather than capital gain tax rates.

If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

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Guaranteed Lifetime Benefits

For contracts with a guaranteed lifetime benefit the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. The tax rules for qualified contracts may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this contract as a qualified contract.

Aggregation

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner (contractholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple contracts from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your contracts.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

Revenue Procedure 2011-38 significantly ease the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. While distributions from qualified contracts are not subject to the tax, such distributions may be includible in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from

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your qualified contract could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Taxation of Surrenders and Partial Withdrawals-Qualified Contracts

In the case of a withdrawal under a qualified contract (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. If you do not have any non-deductible purchase payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the contract comport with qualification requirements. The actuarial present value of death benefit and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional death benefit.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified contracts discussed above. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a contract and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the contract.

Withholding

The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such

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distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified contracts taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,250,000) and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

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Foreign Account Tax Compliance Act (“FATCA”)

Beginning in 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Contracts

The qualified contract is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the contract value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first

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two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the contract value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2. For contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Employers using the contract in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

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Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non- governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new contracts to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/HR-10 plans and any other types of plans at our sole discretion.

Qualified Plan Distributions

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules. We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

The Code generally requires that interest in a qualified contract be non-forfeitable. If your contract contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified contract.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

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We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

10.	ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually.

Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Withdrawal Option is in effect, the Systematic Withdrawal Option will terminate. There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (GMIB Rider) is no longer available, but contract owners who elected the GMIB prior to January 24, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 4% per year. See Appendix F.

The Guaranteed Minimum Income Benefit may vary by state.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

If you do not elect the Initial Payment Guarantee, then the amounts of the stabilized payments you receive will not be guaranteed.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment (i.e., the guaranteed payment). Once the Initial Payment Guarantee is added, the guaranteed percentage will not change during the life of the Initial Payment Guarantee.

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values after the annuity date.

The Initial Payment Guarantee fee is currently equal to an effective annual rate of 1.25% of the unit value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your contract. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have selected this option.

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The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider

The optional Additional Death Benefit (“ADB”) Rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The ADB Rider is only available for issue ages through age 80.

ADB Rider Amount. The ADB Rider is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The ADB Rider is equal to:

•	the ADB Rider factor (see below); multiplied by
•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the account value on the date of death; minus
•	account value on the rider date; minus
•	purchase payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB Rider if there are no rider earnings on the date the death benefit is calculated.

If you purchased your contract as part of a 1035 exchange or added the ADB Rider after you purchased the contract, rider earnings do not include any gains before the 1035 exchange or the date the ADB Rider was added to your contract.

The ADB Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under this rider unless (a) the rider is in force, (b) a death benefit is payable on the contract, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the contract and the ADB Rider will be considered.

Please see Appendix D for an example which illustrates the ADB Rider payable as well as the effect of a partial surrender on the ADB Rider.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving a death benefit and the ADB Rider Amount, the spouse will receive a one-time account value increase equal to the ADB Rider Amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80 if the ADB Rider is still being offered.

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the contract is annuitized or surrendered, or

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•	the ADB Rider is paid or added to the account value under a spousal continuation.

Once terminated, the ADB Rider may be re-elected if still being offered, however, a new rider will be issued and the ADB Rider Amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The ADB Rider may vary for certain contracts and may not be available for all contracts.

Additional Death Benefit Rider II

The optional Additional Death Benefit Rider II (“ADB-II”) rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The ADB-II rider is available only for issue ages through age 75.

ADB-II Amount. The ADB-II rider is only payable if a death benefit is paid on the base contract to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the account value less any purchase payments added after the rider date.

The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADB- II if the account value on the date the death benefit is paid is less than the purchase payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the contract and the additional benefit will be considered.

Please see Appendix E for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving the death benefit and additional benefit, the spouse will receive a one-time account value increase equal to the additional benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76 if the ADB-II is still being offered.

Rider Fee. A rider fee, currently 0.55% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the contract is annuitized or surrendered, or
•	the additional death benefit is paid or added to the account value under a spousal continuation.

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Once terminated, the ADB-II may not be re-elected if still being offered for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The ADB-II may vary for certain contracts and may not be available for all contracts.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. This rider was only available at the time you purchased the contract.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, interest credited to the fixed account may be lower than interest credited to the contract without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of

the fourth contract year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in the SAI and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain contracts and may not be available for all contracts.

Premium Accelerator Rider

The Premium Accelerator rider was only available at the time you purchased your contract and only if you were age 75 or younger. If you elect the Premium Accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a Premium Accelerator which is added to the account value. The Premium Accelerator is currently 2.25%; however, we may change the accelerator rate at any time. The amount of the Premium Accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No Premium Accelerator will apply if the contract is canceled pursuant to the right to cancel provision.

In certain unusual circumstances, you might be worse off because of the Premium Accelerator. This could happen if the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the Premium Accelerator.

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Rider Fee. There is a daily charge for the Premium Accelerator at an effective annual rate of 0.20% of the unit value in the subaccounts, but this fee is only deducted for the first nine contract years. Also, interest credited to the fixed account may be lower than interest credited to the contract without the Premium Accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the Premium Accelerator.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the Premium Accelerator rider:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
more than 9	0%

You cannot elect both the Liquidity Rider and the Premium Accelerator rider.

Termination. The rider is irrevocable.

The Premium Accelerator rider may vary for certain contracts and may not be available for all contracts.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain contracts and may not be available for all contracts.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the contract date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	the contract must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary by state and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

•	select the Owner(s) and Owners Registered Representative box on the “Telephone Transfer Authorization” form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will

always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers from certain source options (discussed below) into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more variable accumulation units when prices are low and fewer variable accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.
•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started.

A minimum of $250 per transfer is required. Thus, for example, $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable source options listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once the minimum required purchase payment is received even if multiple sources are funding your contract. Please

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note, a Dollar Cost Averaging Program will not begin on the 29th, 30th or 31st of the month. If a program would have started on one of these dates, it will start on the first business day of the following month. If additional payments are received while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program;
•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed account source will be transferred to the money market investment choice; and
•	any amount in a variable source will remain in that variable investment choice; and
•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive purchase payments after a Dollar Cost Averaging program is completed and the additional purchase payment meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•

we receive additional purchase payments after a Dollar Cost Averaging program is completed, and the additional purchase payment does not meet the minimum requirements to start a Dollar Cost Averaging program

THEN;

•	we will, absent new instructions to the contrary, allocate the additional purchase payment as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before completion;

THEN:

•	we will absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

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There is no charge for this benefit.

11.	OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.

Right to Cancel Period

You may return your contract for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the contract), or whatever longer time may be required by state law. The amount of the refund will generally be the purchase payments paid and accumulated gains or losses in the variable account. Please note, we will not credit interest on amounts that you allocate to the fixed account if you return your contract for a refund during the right to cancel period. If state law requires, we will refund your original purchase payment(s). We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract (at our Administrative Office) within the applicable time period. The contract will then be deemed void.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Contract until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Contract Owners (exactly as registered on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Definition of Special Terms, However, in certain cases where applications or transaction request is transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Assignment

You can also generally assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a qualified contract. An assignment may have tax consequences.

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We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Transamerica Life Insurance Company

Transamerica Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the contracts.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

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State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying fund portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the variable account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the variable account are, in accordance with the contracts, credited to or charged against the variable account without regard to Transamerica’s other income, gains or losses.

The assets of the variable account are held in Transamerica’s name on behalf of the variable account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of purchase payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this variable account and can accept investments from any insurance company variable account or qualified retirement plan. Since the underlying fund portfolios are available to registered variable accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their variable accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay

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a surrender charge on the other annuity and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new variable accumulation units at the then current price. Because of changes in market value, your new variable accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the funds/portfolios. We will send you and other owner requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate fund/portfolio.

Distribution of the Contracts

We have entered into a distribution agreement with TCI for the distribution and sales of the contracts. Under the agreement, the contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with TCI. We pay commissions to TCI which are passed through to selling firms. We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and pay commissions to TCI for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms (additional amounts may be paid as overrides to wholesalers). These commissions are not deducted from purchase payments.

To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or TCI may pay selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their

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representatives. We and/or TCI may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result

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from these examinations will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract—General Provisions

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

Appendix B

Guaranteed Minimum Income Benefit –

Additional Information

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APPENDIX A

PORTFOLIOLS ASSOCIATED WITH THE SUBACCOUNTS

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Dreyfus Investment Portfolios - Service Class(1)
Core Value Portfolio	Core Value Portfolio	The Dreyfus Corporation
Investment Objective: Long-term growth of capital, with current income as a secondary objective.
MidCap Stock Portfolio	MidCap Stock Portfolio	The Dreyfus Corporation
Investment Objective: Investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies.
Technology Growth Portfolio	Technology Growth Portfolio	The Dreyfus Corporation
Investment Objective: Capital appreciation.
Dreyfus Variable Investment Fund
Money Market Portfolio	Money Market Portfolio	The Dreyfus Corporation
Investment Objective: High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Dreyfus Variable Investment Fund - Service Class(1)
Appreciation Portfolio	Appreciation Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth consistent with the preservation of capital.
Growth and Income Portfolio	Growth and Income Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth, current income and growth of income consistent with reasonable investment risk.
International Equity Portfolio	International Equity Portfolio	The Dreyfus Corporation
Investment Objective: Capital growth.
International Value Portfolio	International Value Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth.
Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio	The Dreyfus Corporation
Investment Objective: Capital growth.
Quality Bond Portfolio	Quality Bond Portfolio	The Dreyfus Corporation
Investment Objective: Maximize total return, consisting of capital appreciation and current income.
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(1)		The Dreyfus Corporation
Investment Objective: Seeks to provide capital growth, with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc. - Service Class(1)		The Dreyfus Corporation
Investment Objective: Match the total return of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500® Index).
Transamerica Series Trust - Service Class(2)
TA AEGON Tactical Vanguard ETF – Balanced	Transamerica AEGON Active Asset Allocation – Moderate VP	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA AEGON Tactical Vanguard ETF – Conservative	Transamerica AEGON Active Asset Allocation – Conservative VP	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA AEGON Tactical Vanguard ETF – Growth	Transamerica AEGON Active Asset Allocation – Moderate Growth VP	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Legg Mason Dynamic Allocation - Balanced	Transamerica Legg Mason Dynamic Allocation – Balanced VP	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation – Growth	Transamerica Legg Mason Dynamic Allocation – Growth VP	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.

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SUBACCOUNT(2)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Market Participation Strategy	Transamerica Market Participation Strategy VP	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation
TA PIMCO Tactical - Balanced	Transamerica PIMCO Tactical – Balanced VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Conservative	Transamerica PIMCO Tactical – Conservative VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Growth	Transamerica PIMCO Tactical – Growth VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA Vanguard ETF – Balanced(3)	Transamerica Vanguard ETF Portfolio – Balanced VP(3)	AEGON USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF – Conservative(4)	Transamerica Vanguard ETF Portfolio – Conservative VP(4)	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF – Growth(5)	Transamerica Vanguard ETF Portfolio – Growth VP(5)	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
Transamerica Series Trust - Initial Class
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)         As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the TA WMC Diversified Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and TA WMC Diversified Growth Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

(2)         Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

(3) Effective on or about May 1, 2013, formerly portfolio name known as Transamerica Index 50 VP and formerly subaccount name known as TA Vanguard ETF Index – Balanced.
(4) Effective on or about May 1, 2013, formerly portfolio name known as Transamerica Index 35 VP and formerly subaccount name known as TA Vanguard ETF Index – Conservative.
(5) Effective on or about May 1, 2013, formerly portfolio name known as Transamerica Index 75 VP and formerly subaccount name known as TA Vanguard ETF Index – Growth.

57

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2012. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.013026	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.011500	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.016940	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.002319	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$0.997398	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.986966	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.990058	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.992925	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.984897	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.015031	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.011623	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.019139	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755 $1.548751 $1.362102 $1.205665 $1.000000	$1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755 $1.548751 $1.362102 $1.205665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806 $1.205500 $1.186683 $1.160764 $1.000000	$1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806 $1.205500 $1.186683 $1.160764	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

58

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691 $1.413529 $1.372503 $1.266961 $1.000000	$1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691 $1.413529 $1.372503 $1.266961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814 $1.255088 $1.246372 $1.191613 $1.000000	$1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814 $1.255088 $1.246372 $1.191613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016 $1.833214 $1.641669 $1.354955 $1.000000	$1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016 $1.833214 $1.641669 $1.354955	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516 $1.746545 $1.602717 $1.370969 $1.000000	$1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516 $1.746545 $1.602717 $1.370969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191 $1.004393 $1.006681 $1.001382 $1.000000	$1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191 $1.004393 $1.006681 $1.001382	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672 $0.972772 $0.971215 $0.987637 $1.000000	$0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672 $0.972772 $0.971215 $0.987637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

59

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296 $1.320501 $1.295964 $1.203814 $1.000000	$1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296 $1.320501 $1.295964 $1.203814	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139 $1.237124 $1.226842 $1.187097 $1.000000	$1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139 $1.237124 $1.226842 $1.187097	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485 $1.370792 $1.334826 $1.227797 $1.000000	$1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485 $1.370792 $1.334826 $1.227797	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298 $1.482349 $1.394676 $1.251541 $1.000000	$1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298 $1.482349 $1.394676 $1.251541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880 $1.313126 $1.300592 $1.330119 $1.000000	$1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880 $1.313126 $1.300592 $1.330119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.021034	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.019500	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.024980	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.010238	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.005291	0.000

60

TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.990317	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.993410	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.996292	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.988238	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.023061	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.019619	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.027195	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101 $1.248282 $1.091940 $0.842931	$1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101 $1.248282 $1.091940	20,619.307 22,858.504 25,865.608 44,782.601 47,290.861 69,299.643 113,676.706 72,960.000 47,357.000 43,548.632
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288 $1.061961 $1.033187 $0.998754 $0.837329	$1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288 $1.061961 $1.033187 $0.998754	884,949.337 1,216,310.458 1,457,887.151 1,812,757.421 2,167,202.449 2.407,320.669 2,695,398.530 3,041,573.000 3,211,030.000 3,442,054.087
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591 $1.109241 $1.064476 $0.971085 $0.748900	$0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591 $1.109241 $1.064476 $0.971085	149,781.358 166,450.234 252,534.188 303,541.078 385,410.368 446,760.263 601,316.426 671,516.000 662,380.000 597,001.992
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061 $1.050136 $1.030669 $0.973826 $0.780676	$1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061 $1.050136 $1.030669 $0.973826	179,387.531 351,441.550 392,846.224 461,651.396 570,086.410 605,783.934 451,803.920 566,172.000 576,194.000 666,792.985

61

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731 $1.564621 $1.384779 $1.129519 $0.802572	$1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731 $1.564621 $1.384779 $1.129519	35,205.283 45,393.771 76,242.927 129,123.493 175,403.084 193,194.949 188,094.544 154,923.000 134,601.000 154,826.113
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797 $1.406073 $1.275222 $1.078034 $0.801301	$1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797 $1.406073 $1.275222 $1.078034	203,405.177 222,516.127 237,592.163 273,493.440 406,686.599 411,957.056 386,132.186 403,033.000 392,995.000 432,606.442
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430 $1.109887 $1.099429 $1.080807 $1.044870	$1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430 $1.109887 $1.099429 $1.080807	1,151,331.088 1,636,862.753 2,044,029.576 2,410,268.013 3,283,676.869 3,669,557.399 3,616,035.980 4,195,283.000 4,757,185.000 5,082,325.772
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356 $1.002764 $0.989478 $0.994396 $1.000352	$1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356 $1.002764 $0.989478 $0.994396	1,023,207.714 1,145,568.311 1,429,428.138 1,738,166.819 2,710,390.000 3,512,649.911 758,300.759 523,734.000 518,366.000 818,219.148
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942 $1.149142 $1.114620 $1.023219 $0.809430	$1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942 $1.149142 $1.114620 $1.023219	440,385.789 711,053.806 1,090,113.295 1,471,600.222 2,266,979.063 2,426,889.780 2,708,040.028 2,723,433.000 2,767,334.000 2,406,711.640
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032 $0.998515 $0.978656 $0.935828 $0.753859	$1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032 $0.998515 $0.978656 $0.935828	81,691.267 100,448.225 102,838.896 104,640.477 156,392.518 153,322.816 159,276.298 157,734.000 232,538.000 215,521.606

62

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233 $1.152258 $1.108933 $1.008051 $0.796894	$1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233 $1.152258 $1.108933 $1.008051	396,823.841 551,879.534 712,880.521 1,014,209.498 1,344,338.315 1,607,192.458 1,792,437.255 2,073,521.000 2,195,500.000 2,193,220.004
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626 $1.264968 $1.176271 $1.043162 $0.803700	$1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626 $1.264968 $1.176271 $1.043162	338,155.271 412,191.915 494,721.508 668,775.315 771,042.170 844,573.886 873,328.659 992,114.000 1,028,138.000 912,997.391
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089 $1.059442 $1.037076 $1.048150 $0.704948	$1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089 $1.059442 $1.037076 $1.048150	80,270.821 80,749.852 110,782.129 100,345.273 121,821.043 134,693.791 136,396.712 220,934.000 262,023.000 172,388.483

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

63

APPENDIX C

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
GNC-33-194 (Contract Form)	January 1993
AV696 101 145 901 (Contract Form)	May 1, 2002
RGMI 16 1101 (GMIB Rider)	May 1, 2002
RTP 3 401 (Additional Death Benefit Rider)	May 1, 2002

Product Feature	GNC-33-194	AV696 101 145 901, RGMI 16 1101, RTP 3 401
Excess Interest Adjustment	Yes	Yes
Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit and Return of Premium
Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.	1, 3, 5 and seven guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	3%	2%
Asset Rebalancing	Yes	Yes
Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.	Greatest of (1) the account value; (2) cash value; or (3) guaranteed minimum death benefit, plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.
Distribution Financing Charge	N/A	N/A
Is Mortality & Expense Risk Fee different after the annuity date?	No	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes
Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment choice.	An annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes
Unemployment Waiver	No	Yes
Guaranteed Minimum Income Benefit	Yes	Yes
Additional Death Benefit Rider	Yes	Yes
Liquidity Rider	No	Yes
Premium Accelerator	No	Yes

64

APPENDIX D

ADDITIONAL DEATH BENEFIT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Benefit Rider additional death benefit payable by the rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date:

Example 1

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Account Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Account Value on date of surrender – Account Value on Rider Date – Purchase payments paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Contract Death Benefit on the date of Death Benefit Calculation:	$200,000
Account Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings= $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Contract Death Benefit on the date of Death Benefit Calculation:	$100,000
Account Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Account Value on date of death benefit calculations– account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$100,000

65

APPENDIX E

ADDITIONAL DEATH BENEFIT RIDER II — ADDITIONAL INFORMATION

Assume the Additional Death Benefit Rider II is added to a new contract opened with $100,000 initial purchase payment. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Account Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 purchase payment in the 3rd Rider Year when the Account Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Account Value is equal to $145,000. After 5 years, the Account Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial account value since new contract)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Account Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Account Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Purchase payment addition (= Account Value less purchase payments added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Purchase payment addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less purchase payments added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less purchase payments added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base contract Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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APPENDIX F

GUARANTEED MINIMUM INCOME BENEFIT – NO LONGER AVAILABLE

The optional Guaranteed Minimum Income Benefit assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after seven years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Guaranteed Minimum Income Benefit payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Guaranteed Minimum Income Benefit rider will not be issued if you are 80 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted account value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)

the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as below and any premium taxes after the date of the largest account value); or

2)	the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective interest rate specified on page one of the rider up to:
a)	the rider anniversary prior to the annuitant’s 81st birthday;
b)	the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

You can annuitize under the Guaranteed Minimum Income Benefit (subject to the conditions described in this section) at the greater of the annuity purchase amount or the minimum annuitization value.

The annual effective interest rate is current 6% per year; we may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your contract, the annual rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The Guaranteed Minimum Income Benefit does not establish or guarantee account value or guarantee performance of any investment option.

The minimum annuitization value may only be used to annuitize using the Guaranteed Minimum Income Benefit payment options provided by the Guarantee Minimum Income Benefit and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Guaranteed Minimum Income Benefit payment options are:

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•

Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•

Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Guaranteed Minimum Income Benefit annuity payments and does not establish or guarantee a account value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3.0% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payments described in Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted account value at otherwise applicable annuity factors.

Therefore, the Guaranteed Minimum Income Benefit should be regarded as a safety net. The costs of annuitizing under the Guaranteed Minimum Income Benefit include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee option described below also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0% assumed investment return) that provide for higher payment levels for a given account value than the Guaranteed Minimum Income Benefit (which uses a 3.0% assumed investment return to calculate the first annuity payment and a 5.0% rate to calculate all subsequent payments). You should carefully consider these factors, since electing annuity payments under the Guaranteed Minimum Income Benefit will generally be advantageous only when the minimum annuitization value is sufficiently in excess of the adjusted account value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the account value on a contract anniversary. This may be done within thirty days after any contract anniversary before your 88th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

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If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
•	the new fees, thresholds and factors may be higher (or lower) than before;
•	the new annual growth rate may be lower (or higher) than before; and
•	you will have a new seven year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted account value exceeds your minimum annuitization value at the time you elect to upgrade.

Conditions of Exercise of the Guaranteed Minimum Income Benefit. You can only annuitize using the Guaranteed Minimum Income Benefit within the 30 days after the seventh or later contract anniversary after the Guaranteed Minimum Income Benefit is elected or, in the case of an upgrade of the minimum annuitization value, the seventh or later contract anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the Guaranteed Minimum Income Benefit can be exercised in the future. You cannot, however, annuitize using the Guaranteed Minimum Income Benefit after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the Guaranteed Minimum Income Benefit on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Payment Option. If you elect the guaranteed minimum payment option at the time of annuitization, annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be “stabilized” or held constant during each contract year.

During the first contract year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each contract anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that contract year. The stabilized payment on each contract anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

If you elect not to receive guaranteed minimum payments, your payments:

•	are not guaranteed and may be less than the initial payment;
•	will vary according to the investment performance of the investment options you select; and
•	will not be stabilized.

Rider Fee. A rider fee, currently 0.45% of the minimum annuitization value on the contract anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable subaccount and the fixed account in proportion to the amount of account value in each variable subaccount and the fixed account. This fee is deducted even if the adjusted account value exceeds the minimum annuitization value.

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Guaranteed Minimum Payment Fee. If you elect the guaranteed minimum payment option at the time of annuitization, a guaranteed minimum payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable account, is reflected in the amount of the variable payments you receive if you annuitize under the Guaranteed Minimum Income Benefit, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed minimum payment fee is included on page one of the rider. This option is irrevocable (you can not stop paying the fee once annuity payments begin).

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Guaranteed Minimum Income Benefit);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your contract; or
•	30 days after the contract anniversary after your 94th birthday (earlier if required by state law).

The Guaranteed Minimum Income Benefit described in this prospectus uses a 3.0% assumed investment return to calculate the first payment. Therefore, for a given dollar amount of account value applied to an annuity payment, the initial payment will be lower with the Guaranteed Minimum Income Benefit than with the Initial Payment Guarantee.

The Guaranteed Minimum Income Benefit may vary by state and may not be available in all states.

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DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2013

to the

Prospectus dated May 1, 2013

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2013

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2L

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2013 by calling 1-800-525-6205, or by writing to Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Life Insurance Company will not accept purchase payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the contract and the underlying fund portfolios.

Dated: May 1, 2013

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GLOSSARY OF TERMS

Account Value—On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus
•	partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the variable account; minus
•	accumulated losses in the variable account; minus
•	service charges, premium taxes, rider fees, transfer fees, and any other charges, if any.

Adjusted Account Value—An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001, (800) 525-6205.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Date—The date upon which annuity payments are to commence.

Annuity Payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Beneficiary—The person who has the right to the death benefit as set forth in the contract.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Contract Year—A contract year begins on the policy date and on each contract anniversary thereof.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and which are not in the variable account.

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Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Contract—A contract other than a qualified contract.

Owner (You)— The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Purchase Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract—A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge—An annual charge on each contract anniversary (and a charge at the time of surrender during any contract year) for contract maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

Subaccount—A subdivision within the variable account, the assets of which are invested in a specified underlying fund.

Supportable Payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge—A percentage of each purchase payment depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the contract. The surrender charge may also be referred to as a “contingent deferred sales charge.”

Variable Account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit—An accounting unit of measure used to determine the account value in the variable account before the annuity date.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

Variable Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Valuation Period—The period of time from the close of business on a valuation day (typically 4:00 p.m. Eastern time) to the close of business on the next valuation day.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the Administrative Office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the contract, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The contract, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

5

Misstatement of Age or Gender

If the age or gender of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the contract’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the contract
C	=	Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than “M”. If this contract form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

6

Example 1 (Full Surrender, rates increase by 3%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of annuity year 2
Account value at middle of annuity year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of annuity year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)

= -5,250.00, but excess interest adjustment

cannot cause the adjusted account value to fall

below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73

Adjusted account value	= account value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .07 = 3,442.68
Net surrender value at middle of contract year 2	= 51,507.48 – 3,442.68 = 48,064.80
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2 (Full Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of contract year 2
Account value at middle of contract year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted account value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of contract year 2	= 55,931.21 - 3,442.68 = 52,488.53
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of 52,448.53 is greater than the minimum of 47,040.11

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial surrender amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge),

New EPW = 15,000/(1 – .07) = 16,129.03

SC = .07 * (16,129.03 - (-553.66)) = 1,167.79
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,167.79) = 32,459.76

Example 4 (Partial Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .07) = 16,129.03

SC = .07 * (16,129.03 – 553.66) = 1,090.28
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,090.28) = 33,644.59

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Reallocation of Variable Annuity Units After the Annuity Date

After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a contract into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica’s Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given contract year.

After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica in good order at least thirty (30) days prior to the annuity date (elections less than 30 days require prior approval). If no election is made prior to the annuity date, annuity payments will be made using (i) life income with level fixed payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) life income with variable payments for 10 years, certain using the existing account value of the variable account, or (iii) a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

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Determination of the First Variable Payment. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using variable annuity units which are credited to the contract. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the contract by the variable annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the amount of the gross partial surrender;
(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender
$ 5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$ 100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$ 594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in account value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender = 5,000 + 10,494
$23,241	adjusted partial surrender = 15,494 * (75,000/50,000)
$51,759	New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241
$34,506	New account value (after surrender) = 50,000 - 15,494

Summary:

Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in account value	= $	15,494

Note, guaranteed minimum death benefit is reduced more than the account value because the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2 (Assumed Facts for Example)
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$ 7,500	surrender charge-free amount (assumes penalty free surrender is available)
$ 7,500	excess partial surrender (amount subject to surrender charge)
$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$ 456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$ 8,056	reduction in account value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	Total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 15,556 * (75,000/75,000)
$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	New account value (after surrender) = 75,000 - 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in account value	= $	15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount because the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

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Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

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Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discounted rate (such as the assumed investment rate or “AIR”.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary.

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Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Variable Annuity Units with Stabilized Payments
AIR			5.00%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.

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Variable Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.

Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the Administrative Office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the total variable account annual expenses and any optional benefit fees, if applicable.

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Illustration of Variable Account Variable Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =         (A + B - C) - E

D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.45% on an annual basis; On a daily basis, this equals .000039442.

Then, the net investment factor =             (11.57 + 0 - 0) - .000039442 = Z = 1.014872839

  (11.40)

Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

Where: A = The variable accumulation unit value for the immediately preceding valuation period.

Assume    = $X

     B = The net investment factor for the current valuation period.

Assume    = Y

Then, the variable accumulation unit value = $X * Y = $Z

Variable Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

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(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity date. The contract also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Variable Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Variable Annuity Unit Value

Variable Annuity Unit Value = A * B * C

Where: A =	variable annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the variable annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the variable annuity unit value is:

$X * Y * Z = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =             A * B

          $1,000

Where: A =	The adjusted account value as of the annuity date.
Assume = $X

B =	The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the contract.
Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

      1,000

Formula and Illustration for Determining the Number of Variable Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of variable annuity units =            A

        B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The variable annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of variable annuity units = $X = Z

        $Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

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Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance

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of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly purchase payments deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

TCI as the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2012, 2011 and 2010, respectively, $370,286, $333,155, and $349,774 were paid to TCI, as underwriter of the contracts; no amounts were retained by TCI.

22

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity contracts available that may also be funded through the variable account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

23

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2012 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

24

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.013026	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.011500	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.016940	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.002319	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$0.997398	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.986966	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.990058	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.992925	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.984897	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.015031	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.011623	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.019139	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755 $1.548751 $1.362102 $1.205665 $1.000000	$1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755 $1.548751 $1.362102 $1.205665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806 $1.205500 $1.186683 $1.160764 $1.000000	$1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806 $1.205500 $1.186683 $1.160764	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691 $1.413529 $1.372503 $1.266961 $1.000000	$1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691 $1.413529 $1.372503 $1.266961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

25

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814 $1.255088 $1.246372 $1.191613 $1.000000	$1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814 $1.255088 $1.246372 $1.191613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016 $1.833214 $1.641669 $1.354955 $1.000000	$1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016 $1.833214 $1.641669 $1.354955	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516 $1.746545 $1.602717 $1.370969 $1.000000	$1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516 $1.746545 $1.602717 $1.370969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191 $1.004393 $1.006681 $1.001382 $1.000000	$1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191 $1.004393 $1.006681 $1.001382	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672 $0.972772 $0.971215 $0.987637 $1.000000	$0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672 $0.972772 $0.971215 $0.987637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296 $1.320501 $1.295964 $1.203814 $1.000000	$1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296 $1.320501 $1.295964 $1.203814	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

26

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139 $1.237124 $1.226842 $1.187097 $1.000000	$1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139 $1.237124 $1.226842 $1.187097	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485 $1.370792 $1.334826 $1.227797 $1.000000	$1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485 $1.370792 $1.334826 $1.227797	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298 $1.482349 $1.394676 $1.251541 $1.000000	$1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298 $1.482349 $1.394676 $1.251541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880 $1.313126 $1.300592 $1.330119 $1.000000	$1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880 $1.313126 $1.300592 $1.330119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

27

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.014343	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.012824	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.018273	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.003631	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$0.998700	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.987515	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.990610	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.993481	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.985444	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.016364	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.012944	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.020467	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.358312 $1.443374 $1.253320 $0.992414 $1.880510 $1.654554 $1.556843 $1.36552 $1.207241 $1.000000	$1.502451 $1.358312 $1.443374 $1.253320 $0.992414 $1.880510 $1.654554 $1.556843 $1.36552 $1.207241	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.410595 $1.326990 $1.179968 $0.987577 $1.437700 $1.376622 $1.211799 $1.190571 $1.162282 $1.000000	$1.518493 $1.410595 $1.326990 $1.179968 $0.987577 $1.437700 $1.376622 $1.211799 $1.190571 $1.162282	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.001620 $1.192238 $0.932321 $0.758381 $1.246881 $1.437931 $1.420894 $1.376971 $1.268600 $1.000000	$1.177128 $1.001620 $1.192238 $0.932321 $0.758381 $1.246881 $1.437931 $1.420894 $1.376971 $1.268600	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.193161 $1.258191 $1.088052 $0.866624 $1.490939 $1.409888 $1.261655 $1.250459 $1.193173 $1.000000	$1.373370 $1.193161 $1.258191 $1.088052 $0.866624 $1.490939 $1.409888 $1.261655 $1.250459 $1.193173	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

28

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.553588 $1.867834 $1.741199 $1.426325 $2.531609 $2.216829 $1.842784 $1.647027 $1.356725 $1.000000	$1.865237 $1.553588 $1.867834 $1.741199 $1.426325 $2.531609 $2.216829 $1.842784 $1.647027 $1.356725	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.347124 $1.696375 $1.665148 $1.303790 $2.133570 $2.100476 $1.755651 $1.607947 $1.372760 $1.000000	$1.480235 $1.347124 $1.696375 $1.665148 $1.303790 $2.133570 $2.100476 $1.755651 $1.607947 $1.372760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.196297 $1.146000 $1.083481 $0.966965 $1.035423 $1.025499 $1.009634 $1.009963 $1.002692 $1.000000	$1.247546 $1.196297 $1.146000 $1.083481 $0.966965 $1.035423 $1.025499 $1.009634 $1.009963 $1.002692	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.960898 $0.982868 $1.005338 $1.027131 $1.024775 $0.999780 $0.977841 $0.974387 $0.988926 $1.000000	$0.939161 $0.960898 $0.982868 $1.005338 $1.027131 $1.024775 $0.999780 $0.977841 $0.974387 $0.988926	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.287957 $1.296518 $1.157978 $0.939835 $1.534083 $1.494948 $1.327396 $1.300188 $1.205386 $1.000000	$1.453651 $1.287957 $1.296518 $1.157978 $0.939835 $1.534083 $1.494948 $1.327396 $1.300188 $1.205386	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.278787 $1.299673 $1.160716 $0.889840 $1.391685 $1.324610 $1.243603 $1.230861 $1.188647 $1.000000	$1.396103 $1.278787 $1.299673 $1.160716 $0.889840 $1.391685 $1.324610 $1.243603 $1.230861 $1.188647	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

29

Subaccount	Year	2.30%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.200650 $1.306977 $1.183887 $1.026749 $1.639663 $1.632105 $1.377930 $1.339173 $1.016838 $1.000000	$1.385022 $1.200650 $1.306977 $1.183887 $1.026749 $1.639663 $1.632105 $1.377930 $1.339173 $1.229392	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.454740 $1.485187 $1.196818 $0.904731 $1.554302 $1.568485 $1.490090 $1.399235 $1.253178 $1.000000	$1.696868 $1.454740 $1.485187 $1.196818 $0.904731 $1.554302 $1.568485 $1.490090 $1.399235 $1.253178	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.508494 $1.678114 $1.324036 $0.862326 $1.501576 $1.342459 $1.319990 $1.304581 $1.331857 $1.000000	$1.700738 $1.508494 $1.678114 $1.324036 $0.862326 $1.501576 $1.342459 $1.319990 $1.304581 $1.331857	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

30

Subaccount	Year	2.10%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.015674	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.014150	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.019603	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.004946	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.000015	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.988077	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.991172	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.994035	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.985997	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.017689	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.014269	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.021802	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.381595 $1.465242 $1.269820 $1.003507 $1.897776 $1.666461 $1.564987 $1.371033 $1.208820 $1.000000	$1.531217 $1.381595 $1.465242 $1.269820 $1.003507 $1.897776 $1.666461 $1.564987 $1.371033 $1.208820	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.434719 $1.347053 $1.195470 $0.998590 $1.450884 $1.386521 $1.218126 $1.194458 $1.163795 $1.000000	$1.547504 $1.434719 $1.347053 $1.195470 $0.998590 $1.450884 $1.386521 $1.218126 $1.194458 $1.163795	0.000 0.000 0.000 20,698.991 21,073.694 18,751.122 19,554.377 20,273.000 20,811.000 35,513.7054
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.018748 $1.210263 $0.944575 $0.766852 $1.258335 $1.448285 $1.428330 $1.381479 $1.270261 $1.000000	$1.199613 $1.018748 $1.210263 $0.944575 $0.766852 $1.258335 $1.448285 $1.428330 $1.381479 $1.270261	0.000 0.000 0.000 14,036.335 14,862.220 10,843.655 9,299.996 8,846.000 8,792.000 9,179.2331

31

Subaccount	Year	2.10%
		Beginning AUV	Ending AUV	# Units
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.213586 $1.277233 $1.102358 $0.876295 $1.504614 $1.420027 $1.254536 $1.254536 $1.194729 $1.000000	$1.399641 $1.213586 $1.277233 $1.102358 $0.876295 $1.504614 $1.420027 $1.254536 $1.254536 $1.194729	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.580199 $1.896121 $1.764124 $1.442269 $2.554864 $2.232799 $1.852440 $1.652425 $1.358506 $1.000000	$1.900912 $1.580199 $1.896121 $1.764124 $1.442269 $2.554864 $2.232799 $1.852440 $1.652425 $1.358506	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.370188 $1.722046 $1.687044 $1.318349 $2.153161 $2.115603 $1.764851 $1.613213 $1.374554 $1.000000	$1.508537 $1.370188 $1.722046 $1.687044 $1.318349 $2.153161 $2.115603 $1.764851 $1.613213 $1.374554	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.216780 $1.163365 $1.097752 $0.977778 $1.044956 $1.032912 $1.013293 $1.013293 $1.004010 $1.000000	$1.271417 $1.216780 $1.163365 $1.097752 $0.977778 $1.044956 $1.032912 $1.013293 $1.013293 $1.004010	0.000 0.000 0.000 33,415.163 30,452.102 39,072.204 38,409.348 37,290.000 36,232.000 34,751.493
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.977283 $0.997698 $1.018560 $1.038604 $1.034183 $1.006965 $0.982963 $0.977572 $0.990215 $1.000000	$0.957061 $0.977283 $0.997698 $1.018560 $1.038604 $1.034183 $1.006965 $0.982963 $0.977572 $0.990215	0.000 0.000 0.000 12,092.574 9,328.489 13,256.719 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.310000 $1.316126 $1.173202 $0.950335 $1.548179 $1.505708 $1.334334 $1.304435 $1.206951 $1.000000	$1.481449 $1.310000 $1.316126 $1.173202 $0.950335 $1.548179 $1.505708 $1.334334 $1.304435 $1.206951	0.000 0.000 0.000 21,398.612 22,593.675 17,650.269 17,888.899 18,624.000 19,071.000 19,884.822

32

Subaccount	Year	2.10%
		Beginning AUV	Ending AUV	# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.300679 $1.319345 $1.175979 $0.899783 $1.404474 $1.334148 $1.250108 $1.234886 $1.190202 $1.000000	$1.422803 $1.300679 $1.319345 $1.175979 $0.899783 $1.404474 $1.334148 $1.250108 $1.234886 $1.190202	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.221157 $1.326711 $1.199415 $1.038182 $1.654667 $1.643808 $1.385118 $1.347963 $1.230996 $1.000000	$1.411444 $1.221157 $1.326711 $1.199415 $1.038182 $1.654667 $1.643808 $1.385118 $1.347963 $1.230996	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,036.726
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.479652 $1.507665 $1.212561 $0.914827 $1.568550 $1.579753 $1.497874 $1.403803 $1.254809 $1.000000	$1.729318 $1.479652 $1.507665 $1.212561 $0.914827 $1.568550 $1.579753 $1.497874 $1.403803 $1.254809	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.534331 $1.703531 $1.341475 $0.871977 $1.515386 $1.352134 $1.326904 $1.309118 $8,474.073 $1.000000	$1.733274 $1.534331 $1.703531 $1.341475 $0.871977 $1.515386 $1.352134 $1.326904 $1.309118 $8,474.073	0.000 0.000 0.000 9,813.898 12,346.244 9,081.160 9,764.723 0.000 9,337.000 1.333591

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

33

Subaccount	Year	1.90%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.017003	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.015477	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.020948	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.006254	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.001328	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.988629	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.991729	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.994601	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.986557	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.019031	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.015605	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.023148	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.405269 $1.487435 $1.286537 $1.014732 $1.915237 $1.678485 $1.573198 $1.375524 $1.210396 $1.000000	$1.560518 $1.405269 $1.487435 $1.286537 $1.014732 $1.915237 $1.678485 $1.573198 $1.375524 $1.210396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.459314 $1.367467 $1.211212 $1.009766 $1.464231 $1.396514 $1.224510 $1.198366 $1.165308 $1.000000	$1.577138 $1.459314 $1.367467 $1.211212 $1.009766 $1.464231 $1.396514 $1.224510 $1.198366 $1.165308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 22, 2001	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.036256 $1.228648 $0.957047 $0.775446 $1.269919 $1.458741 $1.435829 $1.386018 $1.271926 $1.000000	$1.222637 $1.036256 $1.228648 $0.957047 $0.775446 $1.269919 $1.458741 $1.435829 $1.386018 $1.271926	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception January 22, 2001	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.234388 $1.296587 $1.116867 $0.886096 $1.518450 $1.430274 $1.274906 $1.258666 $1.196302 $1.000000	$1.426436 $1.234388 $1.296587 $1.116867 $0.886096 $1.518450 $1.430274 $1.274906 $1.258666 $1.196302	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

34

Subaccount	Year	1.90%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.607287 $1.924848 $1.787338 $1.458389 $2.578338 $2.248876 $1.862141 $1.657837 $1.360279 $1.000000	$1.937321 $1.607287 $1.924848 $1.787338 $1.458389 $2.578338 $2.248876 $1.862141 $1.657837 $1.360279	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.393710 $1.748178 $1.709296 $1.333124 $2.172995 $2.130878 $1.774112 $1.618509 $1.376355 $1.000000	$1.537456 $1.393710 $1.748178 $1.709296 $1.333124 $2.172995 $2.130878 $1.774112 $1.618509 $1.376355	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.237641 $1.180989 $1.112198 $0.988707 $1.054571 $1.040344 $1.020255 $1.016607 $1.005320 $1.000000	$1.295753 $1.237641 $1.180989 $1.112198 $0.988707 $1.054571 $1.040344 $1.020255 $1.016607 $1.005320	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.994118 $1.012897 $1.032009 $1.050259 $1.043729 $1.014273 $0.988145 $0.980802 $0.991521 $1.000000	$0.975475 $0.994118 $1.012897 $1.032009 $1.050259 $1.043729 $1.014273 $0.988145 $0.980802 $0.991521	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 22, 2001	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.332499 $1.336111 $1.188683 $0.960971 $1.562417 $1.516569 $1.341336 $1.308726 $1.208543 $1.000000	$1.509849 $1.332499 $1.336111 $1.188683 $0.960971 $1.562417 $1.516569 $1.341336 $1.308726 $1.208543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.322974 $1.339340 $1.191461 $0.909843 $1.417390 $1.343760 $1.256661 $1.238934 $1.191759 $1.000000	$1.450044 $1.322974 $1.339340 $1.191461 $0.909843 $1.417390 $1.343760 $1.256661 $1.238934 $1.191759	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

35

Subaccount	Year	1.90%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.242138 $1.346853 $1.215236 $1.049823 $1.669925 $1.655701 $1.392408 $1.347963 $1.232613 $1.000000	$1.438533 $1.242138 $1.346853 $1.215236 $1.049823 $1.669925 $1.655701 $1.392408 $1.347963 $1.232613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.505001 $1.530503 $1.228524 $0.925061 $1.582978 $1.591143 $1.505724 $1.408405 $1.256448 $1.000000	$1.762418 $1.505001 $1.530503 $1.228524 $0.925061 $1.582978 $1.591143 $1.505724 $1.408405 $1.256448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.560653 $1.729372 $1.359161 $0.881738 $1.529336 $1.361895 $1.333871 $1.313424 $1.335341 $1.000000	$1.766490 $1.560653 $1.729372 $1.359161 $0.881738 $1.529336 $1.361895 $1.333871 $1.313424 $1.335341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

36

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.017346	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.015807	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.021278	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.006593	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.001649	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.988770	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.991871	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.994744	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.986697	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.019364	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.015940	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.023484	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.531443 $1.620193 $1.400669 $1.104201 $2.083069 $1.824664 $1.709367 $1.493861 $1.313882 $1.000000	$1.701475 $1.531443 $1.620193 $1.400669 $1.104201 $2.083069 $1.824664 $1.709367 $1.493861 $1.313882	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.463721 $1.370932 $1.213679 $1.011334 $1.465780 $1.397314 $1.224601 $1.204998 $1.164242 $0.981374	$1.582667 $1.463721 $1.370932 $1.213679 $1.011334 $1.465780 $1.397314 $1.224601 $1.204998 $1.164242	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.088039 $1.289408 $1.003881 $0.812987 $1.330747 $1.527850 $1.503119 $1.450263 $1.330242 $1.031439	$1.284367 $1.088039 $1.289408 $1.003881 $0.812987 $1.330747 $1.527850 $1.503119 $1.450263 $1.330242	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.278981 $1.342771 $1.156091 $0.916776 $1.570253 $1.478330 $1.317097 $1.299686 $1.234690 $0.995174	$1.478697 $1.278981 $1.342771 $1.156091 $0.916776 $1.570253 $1.478330 $1.317097 $1.299686 $1.234690	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

37

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.676813 $2.007130 $1.862829 $1.519240 $2.684602 $2.340402 $1.936975 $1.578705 $1.413562 $1.009855	$2.022123 $1.676813 $2.007130 $1.862829 $1.519240 $2.684602 $2.340402 $1.936975 $1.578705 $1.413562	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.364113 $1.710215 $1.671358 $1.302895 $2.122673 $2.080511 $1.731335 $1.578705 $1.341858 $1.002806	$1.505549 $1.364113 $1.710215 $1.671358 $1.302895 $2.122673 $2.080511 $1.731335 $1.578705 $1.341858	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.298084 $1.238054 $1.165371 $1.035471 $1.103899 $1.088476 $1.066931 $1.062592 $1.050275 $1.020865	$1.359714 $1.298084 $1.238054 $1.165371 $1.035471 $1.103899 $1.088476 $1.066931 $1.062592 $1.050275	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.994036 $1.012293 $1.030925 $1.048619 $1.041587 $1.011691 $0.985157 $0.977374 $0.987580 $1.000000	$0.975882 $0.994036 $1.012293 $1.030925 $1.048619 $1.041587 $1.011691 $0.985157 $0.977374 $0.987580	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.396673 $1.399781 $1.244716 $1.005793 $1.634494 $1.585757 $1.401851 $1.367104 $1.261826 $1.003599	$1.583357 $1.396673 $1.399781 $1.244716 $1.005793 $1.634494 $1.585757 $1.401851 $1.367104 $1.261826	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.354880 $1.370959 $1.218984 $0.930400 $1.448686 $1.372749 $1.283144 $1.264427 $1.215676 $0.984585	$1.485758 $1.354880 $1.370959 $1.218984 $0.930400 $1.448686 $1.372749 $1.283144 $1.264427 $1.215676	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

38

Subaccount	Year	1.85%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.280124 $1.387368 $1.251182 $1.080340 $1.717619 $1.702143 $1.430759 $1.384409 $1.265323 $1.005712	$1.483250 $1.280124 $1.387368 $1.251182 $1.080340 $1.717619 $1.702143 $1.430759 $1.384409 $1.265323	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.601291 $1.627623 $1.305835 $0.982793 $1.680930 $1.688770 $1.597324 $1.493350 $1.331565 $1.031466	$1.876100 $1.601291 $1.627623 $1.305835 $0.982793 $1.680930 $1.688770 $1.597324 $1.493350 $1.331565	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.746120 $1.933930 $1.519173 $0.985063 $1.707701 $1.519971 $1.487968 $1.464455 $1.488164 $1.006302	$1.977394 $1.746120 $1.933930 $1.519173 $0.985063 $1.707701 $1.519971 $1.487968 $1.464455 $1.488164	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

39

Subaccount	Year	1.80%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.017676	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.016144	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.021615	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.006923	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.001982	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.988910	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.992006	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.994882	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.986837	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.019701	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.016267	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.023820	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.538326 $1.626675 $1.405581 $1.107532 $2.088323 $1.828365 $1.712013 $1.495442 $1.314625 $1.000000	$1.709962 $1.538326 $1.626675 $1.405581 $1.107532 $2.088323 $1.828365 $1.712013 $1.495442 $1.314625	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.470280 $1.376400 $1.217919 $1.014361 $1.469444 $1.400111 $1.226465 $1.199111 $1.164893 $0.981440	$1.590554 $1.470280 $1.376400 $1.217919 $1.014361 $1.469444 $1.400111 $1.226465 $1.199111 $1.164893	0.000 0.000 0.000 52,299.662 141,814.560 154,365.984 154,609.583 153,649.000 163,693.000 154,874.746
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.092935 $1.294579 $1.007413 $0.815457 $1.334120 $1.530966 $1.505448 $1.451797 $1.330986 $1.031504	$1.290791 $1.092935 $1.294579 $1.007413 $0.815457 $1.334120 $1.530966 $1.505448 $1.451797 $1.330986	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.284776 $1.348194 $1.160190 $0.919553 $1.574236 $1.481347 $1.319148 $1.301064 $1.235390 $0.995239	$1.486136 $1.284776 $1.348194 $1.160190 $0.919553 $1.574236 $1.481347 $1.319148 $1.301064 $1.235390	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

40

Subaccount	Year	1.80%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.684382 $2.015197 $1.869406 $1.523853 $2.691402 $2.345178 $1.939982 $1.725444 $1.414355 $1.009923	$2.032245 $1.684382 $2.015197 $1.869406 $1.523853 $2.691402 $2.345178 $1.939982 $1.725444 $1.414355	0.000 0.000 0.000 0.000 9,488.324 10,190.773 9,446.647 11,015.000 12,526.000 14,356.056
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.370237 $1.717053 $1.677223 $1.306827 $2.128035 $2.084724 $1.733998 $1.580366 $1.342603 $1.002874	$1.513061 $1.370237 $1.717053 $1.677223 $1.306827 $2.128035 $2.084724 $1.733998 $1.580366 $1.342603	0.000 0.000 0.000 0.000 10,981.402 11,794.385 10,973.832 11,998.000 13,070.000 15,140.429
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.303932 $1.243024 $1.169470 $1.038599 $1.106686 $1.090681 $1.068577 $1.063714 $1.050868 $1.020939	$1.366510 $1.303932 $1.243024 $1.169470 $1.038599 $1.106686 $1.090681 $1.068577 $1.063714 $1.050868	0.000 0.000 0.000 0.000 19,372.979 20,807.221 19,307.757 18,246.000 16,973.000 14,950.567
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.998509 $1.016382 $1.034530 $1.051803 $1.044238 $1.013760 $0.986677 $0.978394 $0.988127 $1.000000	$0.980762 $0.998509 $1.016382 $1.034530 $1.051803 $1.044238 $1.013760 $0.986677 $0.978394 $0.988127	0.000 0.000 0.000 95,114.822 157,175.405 177,561.350 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.402980 $1.405409 $1.249102 $1.008832 $1.638614 $1.588964 $1.403995 $1.368526 $1.262528 $1.003666	$1.591297 $1.402980 $1.405409 $1.249102 $1.008832 $1.638614 $1.588964 $1.403995 $1.368526 $1.262528	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.360933 $1.376404 $1.223245 $0.933196 $1.452325 $1.375524 $1.285100 $1.265741 $1.216341 $0.984653	$1.493123 $1.360933 $1.376404 $1.223245 $0.933196 $1.452325 $1.375524 $1.285100 $1.265741 $1.216341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

41

Subaccount	Year	1.80%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.285870 $1.392914 $1.255571 $1.083601 $1.721957 $1.705606 $1.432970 $1.385876 $1.266034 $1.005778	$1.490639 $1.285870 $1.392914 $1.255571 $1.083601 $1.721957 $1.705606 $1.432970 $1.385876 $1.266034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.608473 $1.634119 $1.310406 $0.985744 $1.685145 $1.692166 $1.599759 $1.494902 $1.332293 $1.031530	$1.885453 $1.608473 $1.634119 $1.310406 $0.985744 $1.685145 $1.692166 $1.599759 $1.494902 $1.332293	0.000 0.000 0.000 54,765.046 37,404.929 38,382.605 41,536.873 47,600.000 52,199.000 59,596.234
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.753955 $1.941660 $1.524501 $0.988039 $1.712011 $1.523057 $1.490264 $1.465997 $1.489000 $1.006373	$1.987252 $1.753955 $1.941660 $1.524501 $0.988039 $1.712011 $1.523057 $1.490264 $1.465997 $1.489000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

42

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.018341	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.016813	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.022284	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.007584	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.002635	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.989191	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.992290	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.995161	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.987114	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.020362	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.016943	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.024489	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.552212 $1.639741 $1.415484 $1.114246 $2.098894 $1.835803 $1.717288 $1.498570 $1.316080 $1.000000	$1.727104 $1.552212 $1.639741 $1.415484 $1.114246 $2.098894 $1.835803 $1.717288 $1.498570 $1.316080	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.483552 $1.387455 $1.226514 $1.020513 $1.476900 $1.405827 $1.230267 $1.201648 $1.166204 $0.981572	$1.606507 $1.483552 $1.387455 $1.226514 $1.020513 $1.476900 $1.405827 $1.230267 $1.201648 $1.166204	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.102765 $1.304935 $1.014474 $0.820374 $1.340847 $1.537164 $1.511006 $1.454830 $1.332452 $1.031643	$1.303689 $1.102765 $1.304935 $1.014474 $0.820374 $1.340847 $1.537164 $1.511006 $1.454830 $1.332452	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.296365 $1.359021 $1.168355 $0.925115 $1.582195 $1.487367 $1.323199 $1.303791 $1.236770 $0.995377	$1.501014 $1.296365 $1.359021 $1.168355 $0.925115 $1.582195 $1.487367 $1.323199 $1.303791 $1.236770	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

43

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.699579 $2.031378 $1.882564 $1.533068 $2.705010 $2.354710 $1.945955 $1.729064 $1.415928 $1.010061	$2.052612 $1.699579 $2.031378 $1.882564 $1.533068 $2.705010 $2.354710 $1.945955 $1.729064 $1.415928	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.382634 $1.730874 $1.689055 $1.314754 $2.138828 $2.093231 $1.739364 $1.583710 $1.344107 $1.003009	$1.528260 $1.382634 $1.730874 $1.689055 $1.314754 $2.138828 $2.093231 $1.739364 $1.583710 $1.344107	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.315674 $1.252979 $1.177685 $1.044876 $1.112274 $1.095114 $1.071870 $1.065953 $1.052044 $1.021072	$1.380173 $1.315674 $1.252979 $1.177685 $1.044876 $1.112274 $1.095114 $1.071870 $1.065953 $1.052044	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.007485 $1.024554 $1.041848 $1.058170 $1.049530 $1.017894 $0.989733 $0.980468 $0.989235 $1.000000	$0.990574 $1.007485 $1.024554 $1.041848 $1.058170 $1.049530 $1.017894 $0.989733 $0.980468 $0.989235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.415663 $1.416723 $1.257929 $1.014971 $1.646956 $1.595466 $1.408349 $1.371412 $1.263942 $1.003800	$1.607266 $1.415663 $1.416723 $1.257929 $1.014971 $1.646956 $1.595466 $1.408349 $1.371412 $1.263942	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Socially Responsible Growth Fund, Inc.– Service Class Sub-Account inception January 22, 2001	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.373183 $1.387442 $1.231833 $0.938838 $1.459673 $1.381125 $1.289073 $1.268404 $1.217703 $0.984784	$1.508056 $1.373183 $1.387442 $1.231833 $0.938838 $1.459673 $1.381125 $1.289073 $1.268404 $1.217703	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

44

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.297483 $1.404114 $1.264422 $1.090166 $1.730677 $1.712550 $1.437395 $1.388793 $1.267446 $1.005913	$1.505596 $1.297483 $1.404114 $1.264422 $1.090166 $1.730677 $1.712550 $1.437395 $1.388793 $1.267446	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.622949 $1.647212 $1.319618 $0.991702 $1.693656 $1.699035 $1.604676 $1.498031 $1.333778 $1.031669	$1.904301 $1.622949 $1.647212 $1.319618 $0.991702 $1.693656 $1.699035 $1.604676 $1.498031 $1.333778	0.000 0.000 0.000 0.000 0.000 0.00 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.769782 $1.957258 $1.535245 $0.994020 $1.720677 $1.529264 $1.494862 $1.469064 $1.490650 $1.006508	$2.007155 $1.769782 $1.957258 $1.535245 $0.994020 $1.720677 $1.529264 $1.494862 $1.469064 $1.490650	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

45

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.018679	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.017143	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.022618	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.007913	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.002962	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.989330	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.992428	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.995308	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.987256	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.020696	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.017271	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.024831	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.559158 $1.646277 $1.420437 $1.117599 $2.104177 $1.839517 $1.719916 $1.500132 $1.316807 $1.020031	$1.735697 $1.559158 $1.646277 $1.420437 $1.117599 $2.104177 $1.839517 $1.719916 $1.500132 $1.316807	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.490260 $1.393054 $1.230844 $1.023622 $1.480675 $1.408715 $1.232176 $1.202921 $1.166849 $0.981639	$1.614562 $1.490260 $1.393054 $1.230844 $1.023622 $1.480675 $1.408715 $1.232176 $1.202921 $1.166849	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.107748 $1.310194 $1.018060 $0.822861 $1.344242 $1.540287 $1.512386 $1.456356 $1.333202 $1.031713	$1.310224 $1.107748 $1.310194 $1.018060 $0.822861 $1.344242 $1.540287 $1.512386 $1.456356 $1.333202	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.302196 $1.364465 $1.172458 $0.927916 $1.586196 $1.490397 $1.325245 $1.305162 $1.237454 $0.995441	$1.508515 $1.302196 $1.364465 $1.172458 $0.927916 $1.586196 $1.490397 $1.325245 $1.305162 $1.237454	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,137.969

46

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.707240 $2.039536 $1.889202 $1.537718 $2.711871 $2.359503 $1.948966 $1.730892 $1.416724 $1.010125	$2.062875 $1.707240 $2.039536 $1.889202 $1.537718 $2.711871 $2.359503 $1.948966 $1.730892 $1.416724	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.388863 $1.737814 $1.694996 $1.318722 $2.144206 $2.097468 $1.742036 $1.585358 $1.344852 $1.003075	$1.535903 $1.388863 $1.737814 $1.694996 $1.318722 $2.144206 $2.097468 $1.742036 $1.585358 $1.344852	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.321604 $1.258022 $1.181834 $1.048038 $1.115095 $1.097349 $1.073519 $1.067065 $1.052625 $1.021145	$1.387085 $1.321604 $1.258022 $1.181834 $1.048038 $1.115095 $1.097349 $1.073519 $1.067065 $1.052625	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.012057 $1.028645 $1.045507 $1.061361 $1.052176 $1.019962 $0.991250 $0.981486 $0.989783 $0.999153	$0.995542 $1.012057 $1.028645 $1.045507 $1.061361 $1.052176 $1.019962 $0.991250 $0.981486 $0.989783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.422044 $1.422419 $1.262357 $1.018036 $1.651111 $1.598712 $1.410528 $1.372873 $1.264655 $1.003871	$1.615300 $1.422044 $1.422419 $1.262357 $1.018036 $1.651111 $1.598712 $1.410528 $1.372873 $1.264655	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,848.148
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.379402 $1.393041 $1.236209 $0.941703 $1.463387 $1.383940 $1.291059 $1.269731 $1.218374 $0.984848	$1.515636 $1.379402 $1.393041 $1.236209 $0.941703 $1.463387 $1.383940 $1.291059 $1.269731 $1.218374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

47

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.303328 $1.409749 $1.268871 $1.093462 $1.735055 $1.716029 $1.439609 $1.390256 $1.268159 $1.005982	$1.513117 $1.303328 $1.409749 $1.268871 $1.093462 $1.735055 $1.716029 $1.439609 $1.390256 $1.268159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.630295 $1.653853 $1.324821 $0.994724 $1.697974 $1.702520 $1.607185 $1.499628 $1.334534 $1.031740	$1.913858 $1.630295 $1.653853 $1.324821 $0.994724 $1.697974 $1.702520 $1.607185 $1.499628 $1.334534	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,561.245
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.777749 $1.965100 $1.540639 $0.997021 $1.725023 $1.532367 $1.497167 $1.470618 $1.491485 $1.006573	$2.017195 $1.777749 $1.965100 $1.540639 $0.997021 $1.725023 $1.532367 $1.497167 $1.470618 $1.491485	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

48

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.019685	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.018152	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.023631	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.008908	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.003956	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.989747	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.992854	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.995730	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.987676	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.021710	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.018279	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.025846	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.454049 $1.533038 $1.320771 $1.037642 $1.950729 $1.702838 $1.589777 $1.384583 $1.213582 $1.000000	$1.621091 $1.454049 $1.533038 $1.320771 $1.037642 $1.950729 $1.702838 $1.589777 $1.384583 $1.213582	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.509954 $1.409392 $1.243453 $1.032574 $1.491400 $1.416816 $1.237448 $1.206280 $1.168378 $1.000000	$1.638337 $1.509954 $1.409392 $1.243453 $1.032574 $1.491400 $1.416816 $1.237448 $1.206280 $1.168378	0.000 0.000 0.000 0.000 0.000 7,942.783 7,949.155 7,956.000 7,963.000 6,650.915
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.072241 $1.266328 $0.982520 $0.792957 $1.293463 $1.479906 $1.450956 $1.395136 $1.275264 $1.000000	$1.270116 $1.072241 $1.266328 $0.982520 $0.792957 $1.293463 $1.479906 $1.450956 $1.395136 $1.275264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.277204 $1.336307 $1.146576 $0.906084 $1.546568 $1.451013 $1.288331 $1.266944 $1.199436 $1.000000	$1.481757 $1.277204 $1.336307 $1.146576 $0.906084 $1.546568 $1.451013 $1.288331 $1.266944 $1.199436	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

49

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.663075 $1.983843 $1.834912 $1.491328 $2.626148 $2.281539 $1.881790 $1.668769 $1.363860 $1.000000	$2.012505 $1.663075 $1.983843 $1.834912 $1.491328 $2.626148 $2.281539 $1.881790 $1.668769 $1.363860	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.442060 $1.801725 $1.754738 $1.363187 $2.213240 $2.161778 $1.792804 $1.629166 $1.379972 $1.000000	$1.597104 $1.442060 $1.801725 $1.754738 $1.363187 $2.213240 $2.161778 $1.792804 $1.629166 $1.379972	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.280567 $1.217165 $1.141773 $1.011027 $1.074124 $1.055454 $1.031021 $1.023317 $1.007968 $1.000000	$1.346005 $1.280567 $1.217165 $1.141773 $1.011027 $1.074124 $1.055454 $1.031021 $1.023317 $1.007968	0.000 0.000 13,733.115 14,453.251 15,236.215 28,245.498 28,947.901 29,713.000 30,524.000 29,228.144
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.028573 $1.043901 $1.059440 $1.073928 $1.063052 $1.028971 $0.998548 $0.987257 $0.994129 $1.000000	$1.013271 $1.028573 $1.043901 $1.059440 $1.073928 $1.063052 $1.028971 $0.998548 $0.987257 $0.994129	0.000 0.000 17,048.180 17,942.150 18,914.143 26,658.720 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.378657 $1.376984 $1.220246 $0.982625 $1.591330 $1.538544 $1.355452 $1.317332 $1.211705 $1.000000	$1.568348 $1.378657 $1.376984 $1.220246 $0.982625 $1.591330 $1.538544 $1.355452 $1.317332 $1.211705	0.000 0.000 9,580.267 10,082.613 10,628.820 18,797.718 19,286.981 19,820.000 20,385.000 19,730.830
The Dreyfus Socially Responsible Growth Fund, Inc.– Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.368877 $1.380375 $1.223153 $0.930379 $1.443649 $1.363264 $1.269909 $1.247105 $1.194894 $1.000000	$1.506296 $1.368877 $1.380375 $1.223153 $0.930379 $1.443649 $1.363264 $1.269909 $1.247105 $1.194894	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

50

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.285247 $1.388132 $1.247570 $1.073519 $1.700878 $1.679723 $1.407081 $1.356839 $1.235847 $1.000000	$1.494350 $1.285247 $1.388132 $1.247570 $1.073519 $1.700878 $1.679723 $1.407081 $1.356839 $1.235847	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.557242 $1.577421 $1.261216 $0.945957 $1.612334 $1.614251 $1.521609 $1.417690 $1.259751 $1.000000	$1.830820 $1.557242 $1.577421 $1.261216 $0.945957 $1.612334 $1.614251 $1.521609 $1.417690 $1.259751	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.614797 $1.782349 $1.395301 $0.901642 $1.557678 $1.381654 $1.347928 $1.322071 $1.338854 $1.000000	$1.835022 $1.614797 $1.782349 $1.395301 $0.901642 $1.557678 $1.381654 $1.347928 $1.322071 $1.338854	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

51

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.020022	5,243.207
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.018486	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.023963	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.009242	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.004290	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.989890	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.992993	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.995871	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.987812	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.022044	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.018610	3,412.028
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.026180	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.310233 $1.380722 $1.188963 $0.933628 $1.754316 $1.530621 $1.428284 $1.243330 $1.089233 $0.842088	$1.461475 $1.310233 $1.380722 $1.188963 $0.933628 $1.754316 $1.530621 $1.428284 $1.243330 $1.089233	91,610.941 83,546.593 82,592.498 76,119.394 108,045.201 83,284.344 66,801.248 85,107.000 81,161.000 87,834.487
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.292660 $1.205969 $1.063449 $0.882662 $1.274242 $1.209918 $1.056224 $1.029121 $0.996304 $0.836505	$1.403253 $1.292660 $1.205969 $1.063449 $0.882662 $1.274242 $1.209918 $1.056224 $1.029121 $0.996304	1,124,934.332 1,302,969.784 1,677,501.290 2,029,790.364 2,535,890.763 2,851,753.008 3,434,030.061 3,955,556.000 4,493,384.000 5,096,031.028
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.817665 $0.965205 $0.748519 $0.603818 $0.984456 $1.125799 $1.103236 $1.090274 $0.968686 $0.748154	$0.969034 $0.817665 $0.965205 $0.748519 $0.603818 $0.984456 $1.125799 $1.103236 $1.090274 $0.968686	428,475.872 429,259.871 471,919.344 559,978.796 594,958.516 643,780.412 622,742.195 721,936.000 765,068.000 972,325.464
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.038502 $1.086021 $0.931360 $0.735653 $1.255043 $1.176916 $1.044440 $1.026593 $0.971411 $0.779892	$1.205418 $1.038502 $1.086021 $0.931360 $0.735653 $1.255043 $1.176916 $1.044440 $1.026593 $0.971411	511,878.313 542,517.716 671,829.311 748,472.028 831,736.409 1,109,382.144 1,241,898.670 1,188,180.000 1,279,084.000 1,196,807.938

52

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.379347 $1.644585 $1.520365 $1.235067 $2.173818 $1.887627 $1.556126 $1.379292 $1.126730 $0.801779	$1.669991 $1.379347 $1.644585 $1.520365 $1.235067 $2.173818 $1.887627 $1.556126 $1.379292 $1.126730	249,968.563 256,013.785 295,400.969 374,227.881 431,088.782 427,112.833 329,639.367 239,869.000 227,167.000 457,894.273
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.128216 $1.408911 $1.371494 $1.064934 $1.728144 $1.687119 $1.398470 $1.270199 $1.075381 $0.800507	$1.250137 $1.128216 $1.408911 $1.371494 $1.064934 $1.728144 $1.687119 $1.398470 $1.270199 $1.075381	396,434.367 412,705.162 434,224.617 539,834.265 588,904.565 633,907.236 558,867.086 478,504.000 480,389.000 593,336.141
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.375157 $1.306433 $1.224894 $1.084087 $1.151170 $1.130604 $1.103888 $1.095092 $1.078138 $1.043839	$1.446148 $1.375157 $1.306433 $1.224894 $1.084087 $1.151170 $1.130604 $1.103888 $1.095092 $1.078138	1,938,234.089 2,025,809.754 2,150,926.851 2,452,231.441 2,810,198.473 2,995,330.527 2,824,960.719 3,133,273.000 3,355,387.000 3,712,795.332
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.030346 $1.045217 $1.060254 $1.074234 $1.062833 $1.028248 $0.997350 $0.985577 $0.991945 $0.999366	$1.015560 $1.030346 $1.045217 $1.060254 $1.074234 $1.062833 $1.028248 $0.997350 $0.985577 $0.991945	1,830,854.316 2,167,246.948 2,498,062.404 3,900,836.605 4,655,205.245 4,877,228.676 439,314.977 541,274.000 574,496.000 827,783.466
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.165944 $1.163959 $1.030960 $0.829791 $1.343140 $1.297948 $1.142925 $1.110229 $1.020708 $0.808638	$1.327016 $1.165944 $1.163959 $1.030960 $0.829791 $1.343140 $1.297948 $1.142925 $1.110229 $1.020708	913,639.972 984,971.666 1,091,717.814 1,452,137.117 1,621,793.280 2,014,618.361 2,151,271.493 2,434,092.000 2,658,462.000 2,679,945.470
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.073682 $1.082161 $0.958433 $0.728667 $1.130107 $1.066649 $0.993117 $0.0974799 $0.933524 $0.753110	$1.182058 $1.073682 $1.082161 $0.958433 $0.728667 $1.130107 $1.066649 $0.993117 $0.0974799 $0.933524	99,958.818 102,992.378 124,157.449 142,072.539 154,432.358 159,915.041 143,182.391 140,126.000 142,197.000 146,367.909

53

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.049880 $1.133372 $1.018107 $0.875632 $1.386653 $1.368734 $1.146008 $1.104555 $1.005558 $0.796103	$1.221285 $1.049880 $1.133372 $1.018107 $0.875632 $1.386653 $1.368734 $1.146008 $1.104555 $1.005558	1,436,156.159 1,691,733.403 1,879,849.739 2,085,506.871 2,636,863.949 2,950,643.951 3,010,425.780 3,198,004.000 3,431,452.000 3,918,930.027
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.291406 $1.307496 $1.044890 $0.783316 $1.334454 $1.335380 $1.258126 $1.171625 $1.040589 $0.802907	$1.519033 $1.291406 $1.307496 $1.044890 $0.783316 $1.334454 $1.335380 $1.258126 $1.171625 $1.040589	652,464.854 684,918.044 779,687.321 1,098,819.075 1,269,795.818 1,347,582.506 1,379,284.323 1,535,223.000 1,471,094.000 1,575,596.686
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.266058 $1.396741 $1.092884 $0.705872 $1.218857 $1.080591 $1.053691 $1.032968 $1.045556 $0.704242	$1.439435 $1.266058 $1.396741 $1.092884 $0.705872 $1.218857 $1.080591 $1.053691 $1.032968 $1.045556	175,781.306 171,297.557 196,536.501 261,106.974 370,471.989 334,244.916 411,102.698 499,041.000 484,458.000 535,884.349

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

54

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$43.168679 $40.253890 $35.479401 $29.433395 $42.470068 $40.306158 $35.168825 $34.249546 $33.140811 $27.812	$46.885196 $43.168679 $40.253890 $35.479401 $29.433395 $42.470068 $40.306158 $35.168825 $34.249546 $33.140811	255,894.563 302,278.964 377,961.953 445,173.472 528,806.748 709,007.637 788,575.077 946,178.000 1,078,182.000 1,203,718.062
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$70.452281 $83.122829 $64.430450 $51.948583 $84.654356 $96.760742 $94.774944 $91.039643 $83.135053 $64.177	$83.535962 $70.452281 $83.122829 $64.430450 $51.948583 $84.654356 $96.760742 $94.774944 $91.039643 $83.135053	37,031.502 39,750.634 43,217.253 49,905.335 53,459.812 62,247.149 66,611.595 76,936.000 89,304.000 102,665.847
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$29.098660 $30.415222 $26.071071 $20.582516 $35.096982 $32.895597 $29.178756 $28.666082 $27.111778 $21.756	$33.792512 $29.098660 $30.415222 $26.071071 $20.582516 $35.096982 $32.895597 $29.178756 $28.666082 $27.111778	184,748.224 207,601.330 247,021.716 299,246.619 384,507.512 482,532.287 484,707.551 586,839.000 706,302.000 771,900.341
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$20.537874 $24.475076 $22.615282 $18.362436 $32.303332 $28.036634 $23.101628 $20.466423 $16.710433 $11.885	$24.877669 $20.537874 $24.475076 $22.615282 $18.362436 $32.303332 $28.036634 $23.101628 $20.466423 $16.710433	81,948.309 104,295.079 119,026.844 148,073.996 176,050.880 252,231.146 201,039.327 190,530.000 158,242.000 142,361.331
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$14.808050 $18.483083 $17.983369 $13.956824 $22.637498 $22.089225 $18.300986 $16.614190 $14.059011 $10.460	$16.416338 $14.808050 $18.483083 $17.983369 $13.956824 $22.637498 $22.089225 $18.300986 $16.614190 $14.059011	181,756.826 209,929.199 231,294.076 258,557.118 299,833.690 393,280.565 320,774.821 359,670.000 370,544.000 355,239.803
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$25.303693 $24.027250 $22.516700 $19.918508 $21.140604 $20.752654 $20.25229 $20.081126 $19.760442 $19.122	$26.623196 $25.303693 $24.027250 $22.516700 $19.918508 $21.140604 $20.752654 $20.25229 $20.081126 $19.760442	465,481.299 564,336.084 606,964.387 720,802.839 918,221.609 1,198,899.915 1,115,399.767 1,361,676.000 1,719,663.000 1,951,639.872

55

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$45.130686 $45.031550 $39.866339 $32.071532 $51.886998 $50.115920 $44.108437 $42.825485 $39.352722 $31.161	$51.391203 $45.130686 $45.031550 $39.866339 $32.071532 $51.886998 $50.115920 $44.108437 $42.825485 $39.352722	190,997.809 238,373.512 273,332.768 322,849.189 419,015.501 532,668.805 597,574.721 735,083.000 851,824.000 938,076.588
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$29.388865 $29.606617 $26.208705 $19.915761 $30.872354 $29.124184 $27.103038 $26.590087 $25.451736 $20.523	$32.371351 $29.388865 $29.606617 $26.208705 $19.915761 $30.872354 $29.124184 $27.103038 $26.590087 $25.451736	55,453.323 62,013.661 71,146.210 87,970.974 103,531.451 129,171.181 153,854.662 204,055.000 266,754.000 296,580.120
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$11.724710 $12.650901 $11.358706 $9.764400 $15.455384 $15.248072 $12.760567 $12.292854 $11.185612 $8.851	$13.654748 $11.724710 $12.650901 $11.358706 $9.764400 $15.455384 $15.248072 $12.760567 $12.292854 $11.185612	669,990.426 776,804.145 954,113.358 1,122,183.381 1,376,461.630 1,741.007.141 1,913,691.367 2,262,553.000 2,610,969.000 2,961,976.471
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$14.912862 $15.091228 $12.054245 $9.032163 $15.379636 $15.382701 $14.485637 $13.483092 $11.969158 $9.231	$17.550138 $14.912862 $15.091228 $12.054245 $9.032163 $15.379636 $15.382701 $14.485637 $13.483092 $11.969158	374,689.167 447,634.238 526,771.443 594,438.275 703,687.373 898,116.093 984.212.009 1,135,340.000 1,272,820.000 1,559,798.923
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$7.826996 $8.630650 $6.749803 $4.357392 $7.520377 $6.663957 $6.494902 $6.364074 $6.438464 $4.335	$8.903238 $7.826996 $8.630650 $6.749803 $4.357392 $7.520377 $6.663957 $6.494902 $6.364074 $6.438464	221,616.019 245,313.347 283,632.099 331,452.797 402,817.341 509,777.732 589,483.687 725,916.000 947,014.000 1,011,216.368
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.020360	270,361.403
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.018822	109,312.239
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.024308	3,115.513
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.009577	19,154.537
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.004616	3,151.790
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.990036	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.993131	38,046.515

56

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.996015	3,169.590
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.987957	3,211.943
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.022380	559,093.397
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.018952	80,935.351
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.026515	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$13.371588 $14.084089 $12.122085 $9.514146 $17.868537 $15.582415 $14.533536 $12.645276 $11.072522 $8.556	$14.922463 $13.371588 $14.084089 $12.122085 $9.514146 $17.868537 $15.582415 $14.533536 $12.645276 $11.072522	657,088.945 766,807.294 829,433.388 911,145.971 1,016,376.630 1,191,380.144 1,418,734.009 1,706,680.000 1,944,521.000 2,279,895.239
Appreciation Portfolio – Initial Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$44.406829 $41.304761 $36.319470 $30.049175 $43.253484 $40.942145 $35.641053 $34.622873 $33.422396 $27.969	$48.358114 $44.406829 $41.304761 $36.319470 $30.049175 $43.253484 $40.942145 $35.641053 $34.622873 $33.422396	1,067,155.570 1,205,243.214 1,311,865.696 1,504,536.765 1,722,711.179 2,123,526.288 2,719,350.369 3,470665.000 4,340,754.000 5,195,190.333
Opportunistic Small Cap Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$72.493648 $85.320344 $65.965689 $53.071075 $86.236431 $98.325236 $96.076039 $92.075988 $83.858469 $64.569	$86.188169 $72.493648 $85.320344 $65.965689 $53.071075 $86.236431 $98.325236 $96.076039 $92.075988 $83.858469	259,757.957 293,686.209 325,419.363 359,247.029 416,440.736 495,096.316 665,893.583 820,661.000 1,053,370.000 1,256,012.232
Growth and Income Portfolio – Initial Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$29.794109 $31.078753 $26.569722 $20.919753 $35.600677 $33.290226 $29.477130 $28.919251 $27.287406 $21.861	$34.690772 $29.794109 $31.078753 $26.569722 $20.919753 $35.600677 $33.290226 $29.477130 $28.919251 $27.287406	835,162.610 953,161.505 1,056,891.136 1,178,151.680 1,352,960.167 1,652,549.563 2,007,269.480 2,501,194.000 3,208,623.000 3,953,385.811
International Equity Portfolio – Initial Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$21.134050 $25.17446 $23.147124 $18.737202 $32.885347 $28.474959 $23.415907 $20.689400 $16.840959 $11.951	$25.665704 $21.134050 $25.17446 $23.147124 $18.737202 $32.885347 $28.474959 $23.415907 $20.689400 $16.840959	433,239.392 509,930.273 573,945.094 654,031.304 736,893.047 920,168.013 1,039,764.625 1,171,431.000 1,341,234.000 1,528,041.258

57

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
International Value Portfolio – Initial Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$15.063618 $18.737000 $18.188838 $14.081857 $22.782630 $22.181979 $18.346912 $16.625294 $14.046184 $10.445	$16.736088 $15.063618 $18.737000 $18.188838 $14.081857 $22.782630 $22.181979 $18.346912 $16.625294 $14.046184	384,193.033 441,931.086 512,528.072 554,069.713 606,563.844 801,713.510 810,624.991 927,170.000 972,539.000 983,345.859
Quality Bond Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$26.012697 $24.643048 $23.056812 $20.337536 $21.522606 $21.078909 $20.505219 $20.288656 $19.903122 $19.231	$27.446405 $26.012697 $24.643048 $23.056812 $20.337536 $21.522606 $21.078909 $20.505219 $20.288656 $19.903122	1,113,078.038 1,176,366.380 1,397,680.744 1,523,774.555 1,614,734.586 1,846,588.028 1,928,763.709 2,466,082.000 3,046,514.000 3,890,535.749
Money Market – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.397759 $1.417193 $1.436867 $1.455100 $1.438946 $1.391426 $1.348960 $1.332390 $1.340330 $1.3497	$1.378328 $1.397759 $1.417193 $1.436867 $1.455100 $1.438946 $1.391426 $1.348960 $1.332390 $1.340330	43,178,890.203 50,427,638.489 59,256,596.524 73,742,355.997 98,490,663.865 126,221,534.582 32,839,018.722 35,907,831.000 40,261,346.000 53,137,961.912
Dreyfus Stock Index Fund, Inc. – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$46.434698 $46.215710 $40.807235 $32.753237 $52.839247 $50.907734 $44.692069 $43.285226 $39.671542 $31.34	$52.996760 $46.434698 $46.215710 $40.807235 $32.753237 $52.839247 $50.907734 $44.692069 $43.285226 $39.671542	805,857.248 921,432.618 1,027,290.312 1,135,235.790 1,284,939.623 1,629,949.922 2,061,312.563 2,516,402.000 3,149,253.000 3,648,176.310
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$30.220215 $30.368746 $26.820037 $20.332233 $31.441964 $29.581501 $27.467342 $26.878966 $25.662502 $20.651	$33.369462 $30.220215 $30.368746 $26.820037 $20.332233 $31.441964 $29.581501 $27.467342 $26.878966 $25.662502	334,168.147 382,515.375 425,307.233 476,595.565 535,988.424 660,378.026 909,845.859 1,125,864.000 1,388,317.000 1,679,623.544
Core Value Portfolio – Initial Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$11.909565 $12.821784 $11.484012 $9.853790 $15.591518 $15.350987 $12.831642 $12.340986 $11.213553 $8.854	$13.898150 $11.909565 $12.821784 $11.484012 $9.853790 $15.591518 $15.350987 $12.831642 $12.340986 $11.213553	706,007.721 788,719.684 902,879.903 999,486.098 1,273,607.269 1,619,592.985 1,668,932.256 2,014,296.000 2,409,688.000 2,399,640.235

58

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
MidCap Stock Portfolio – Initial Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$15.147146 $15.398411 $12.205179 $9.133016 $15.544555 $15.530866 $14.615194 $13.574236 $12.024296 $9.256	$17.875820 $15.147146 $15.398411 $12.205179 $9.133016 $15.544555 $15.530866 $14.615194 $13.574236 $12.024296	667,334.901 788,737.507 909,686.364 1,004,334.417 1,069,976.541 1,305,589.291 1,788,353.701 2,244,785.000 2,549,132.000 2,733,761.281
Technology Growth Portfolio – Initial Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$8.060566 $8.862844 $6.916586 $4.448190 $7.669115 $6.778873 $6.590565 $6.437911 $6.498373 $4.365	$9.190440 $8.060566 $8.862844 $6.916586 $4.448190 $7.669115 $6.778873 $6.590565 $6.437911 $6.498373	1,369,457.970 1,613,520.343 1,776,156.774 1,937,555.827 2,004,358.631 2,361,039.682 3,161,588.743 3,927,283.000 5,095,148.000 6,009,063.878

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

59

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.021034	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.019500	0.000
TA AEGON Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.024980	0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.010238	0.000
TA Legg Mason Dynamic Allocation - Growth – Service Class Sub-Account inception May 1, 2012	2012	$0.000000	$1.005291	0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.990317	0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.993410	0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.996292	0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2012	$0.000000	$0.988238	0.000
TA Vanguard ETF – Balanced – Service Class(1) Sub-Account inception May 1, 2012	2012	$0.000000	$1.023061	0.000
TA Vanguard ETF – Conservative – Service Class(2) Sub-Account inception May 1, 2012	2012	$0.000000	$1.019619	0.000
TA Vanguard ETF – Growth – Service Class(3) Sub-Account inception May 1, 2012	2012	$0.000000	$1.027195	0.000
TA WMC Diversified Growth – Initial Class Sub-Account inception May 4, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101 $1.248282 $1.091940 $0.842931	$1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101 $1.248282 $1.091940	20,619.307 22,858.504 25,865.608 44,782.601 47,290.861 69,299.643 113,676.706 72,960.000 47,357.000 43,548.632
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288 $1.061961 $1.033187 $0.998754 $0.837329	$1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288 $1.061961 $1.033187 $0.998754	884,949.337 1,216,310.458 1,457,887.151 1,812,757.421 2,167,202.449 2.407,320.669 2,695,398.530 3,041,573.000 3,211,030.000 3,442,054.087
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591 $1.109241 $1.064476 $0.971085 $0.748900	$0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591 $1.109241 $1.064476 $0.971085	149,781.358 166,450.234 252,534.188 303,541.078 385,410.368 446,760.263 601,316.426 671,516.000 662,380.000 597,001.992
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061 $1.050136 $1.030669 $0.973826 $0.780676	$1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061 $1.050136 $1.030669 $0.973826	179,387.531 351,441.550 392,846.224 461,651.396 570,086.410 605,783.934 451,803.920 566,172.000 576,194.000 666,792.985

60

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731 $1.564621 $1.384779 $1.129519 $0.802572	$1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731 $1.564621 $1.384779 $1.129519	35,205.283 45,393.771 76,242.927 129,123.493 175,403.084 193,194.949 188,094.544 154,923.000 134,601.000 154,826.113
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797 $1.406073 $1.275222 $1.078034 $0.801301	$1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797 $1.406073 $1.275222 $1.078034	203,405.177 222,516.127 237,592.163 273,493.440 406,686.599 411,957.056 386,132.186 403,033.000 392,995.000 432,606.442
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430 $1.109887 $1.099429 $1.080807 $1.044870	$1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430 $1.109887 $1.099429 $1.080807	1,151,331.088 1,636,862.753 2,044,029.576 2,410,268.013 3,283,676.869 3,669,557.399 3,616,035.980 4,195,283.000 4,757,185.000 5,082,325.772
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356 $1.002764 $0.989478 $0.994396 $1.000352	$1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356 $1.002764 $0.989478 $0.994396	1,023,207.714 1,145,568.311 1,429,428.138 1,738,166.819 2,710,390.000 3,512,649.911 758,300.759 523,734.000 518,366.000 818,219.148
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942 $1.149142 $1.114620 $1.023219 $0.809430	$1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942 $1.149142 $1.114620 $1.023219	440,385.789 711,053.806 1,090,113.295 1,471,600.222 2,266,979.063 2,426,889.780 2,708,040.028 2,723,433.000 2,767,334.000 2,406,711.640
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032 $0.998515 $0.978656 $0.935828 $0.753859	$1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032 $0.998515 $0.978656 $0.935828	81,691.267 100,448.225 102,838.896 104,640.477 156,392.518 153,322.816 159,276.298 157,734.000 232,538.000 215,521.606

61

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233 $1.152258 $1.108933 $1.008051 $0.796894	$1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233 $1.152258 $1.108933 $1.008051	396,823.841 551,879.534 712,880.521 1,014,209.498 1,344,338.315 1,607,192.458 1,792,437.255 2,073,521.000 2,195,500.000 2,193,220.004
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626 $1.264968 $1.176271 $1.043162 $0.803700	$1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626 $1.264968 $1.176271 $1.043162	338,155.271 412,191.915 494,721.508 668,775.315 771,042.170 844,573.886 873,328.659 992,114.000 1,028,138.000 912,997.391
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089 $1.059442 $1.037076 $1.048150 $0.704948	$1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089 $1.059442 $1.037076 $1.048150	80,270.821 80,749.852 110,782.129 100,345.273 121,821.043 134,693.791 136,396.712 220,934.000 262,023.000 172,388.483

(1) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Balanced.

(2) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Conservative.

(3) Effective on or about May 1, 2013, formerly known as TA Vanguard ETF Index – Growth.

62

APPENDIX B

GUARANTEED MINIMUM INCOME BENEFIT — ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the “Guaranteed Minimum Income Benefit” for a $100,000 purchase payment when annuity payments do not begin until the contract anniversary indicated in the left-hand column. These figures assume the following:

•	there were no subsequent purchase payments or surrenders;
•	there were no premium taxes;
•	the $100,000 premium is subject to the Guaranteed Minimum Income Benefit;
•	the annuitant is (or both annuitants are) 60 years old when the rider is issued;
•

the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Guaranteed Minimum Income Benefit rider up until the minimum annuitization value reaches 200% of the purchase payments (less withdrawals));

•	there was no upgrade of the minimum annuitization value; and
•	the account value did not grow higher than an annual growth rate of 6% (no annual step-ups are factored in).

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. If the guaranteed minimum payment option is also elected at the time of annuitization, subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return). If the guaranteed minimum payment option is not elected, subsequent payments may fluctuate and may be less than the initial payment.

Life Only = Life Annuity with No Period Certain             Life 10 = Life Annuity with 10 Years Certain

Rider Anniversary at Exercise Date	Male		Female		Joint & Survivor
	Life Only	Life 10	Life Only	Life 10	Life Only	Life 10
7 (age 67)	$846	$813	$792	$774	$680	$679
15	1,492	1,341	1,388	1,291	1,140	1,125
20 (age 80)	1,846	1,523	1,733	1,492	1,373	1,320

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each contract year, surrenders will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the surrender multiplied by the percentage reduction in the account value resulting from the surrender.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

EXAMPLE 1
Assumptions
• minimum annuitization value at time of distribution:	$10,500
• account value at time of distribution:	$15,000
• distribution amount:	$1,500
Calculations
• account value after distribution:	$15,000 - $1,500 = $13,500
(since the account value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
• minimum annuitization value after distribution:	$10,500 - (10% x $10,500) = $9,450

63

EXAMPLE 2
Assumptions
• minimum annuitization value at time of distribution:	$10,500
• account value at time of distribution:	$7,500
• distribution amount:	$1,500
Calculations
• account value after distribution:	$7,500 - $1,500 = $6,000
(since the account value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
• minimum annuitization value after distribution:	$10,500 - (20% x $10,500) = $8,400

The amount of the first payment provided by the Guaranteed Minimum Income Benefit will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the Guaranteed Minimum Income Benefit. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, and the Guaranteed Minimum Income Benefit payment option selected and is based on a guaranteed interest rate of 3% and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts if the guaranteed minimum payment option is elected at annuitization. However, subsequent payments are guaranteed to never be less than the initial payment.

If you elect the guaranteed minimum payment option, the stabilized payment on each subsequent contract anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the variable annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a contract year is greater than the stabilized payment for that contract year, the excess will be used to purchase additional variable annuity units. Conversely, if the supportable payment at any payment date during a contract year is less than the stabilized payment for that contract year, there will be a reduction in the number of variable annuity units credited to the contract to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer variable annuity units are credited to your contract. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all variable annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the variable annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed minimum payment fee will be deducted.

64

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2012, 2011 and 2010

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in response to new accounting standards in 2012, the Company changed its method of accounting for deferred income taxes.

/s/ Ernst & Young LLP

April 3, 2013

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2012	2011
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$4,386,102	$3,116,452
Bonds:
Affiliated entities	40,426	62,919
Unaffiliated	36,681,566	39,722,288
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated	111,471	138,596
Common stocks:
Affiliated entities (cost: 2012—$961,200; 2011—$921,343)	1,440,426	1,429,294
Unaffiliated (cost: 2012—$167,843; 2011—$198,433)	218,026	229,973
Mortgage loans on real estate	5,756,749	6,830,030
Real estate, at cost less accumulated depreciation (2012—$41,312; 2011—$51,050)
Home office properties	70,864	68,830
Investment properties	8,090	20,514
Properties held for sale	4,100	6,405
Policy loans	708,794	727,684
Receivables for securities	4,475	3,593
Securities lending reinvested collateral assets	2,160,218	3,520,304
Derivatives	557,584	248,484
Collateral balance	6,213	6,213
Other invested assets	2,290,392	2,460,085

Total cash and invested assets	54,452,658	58,598,826
Accrued investment income	465,779	475,813
Cash surrender value of life insurance policies	316,533	309,919
Premiums deferred and uncollected	125,291	131,183
Current federal income tax recoverable	—	120,549
Net deferred income tax asset	652,973	716,608
Reinsurance receivable	158,536	230,426
Receivable from parent, subsidiaries and affiliates	51,246	154,163
Accounts receivable	290,758	191,268
General agents pension fund	44,732	42,282
Reinsurance deposit receivable	167,223	156,620
Amounts incurred under modified coinsurance agreement	35,403	46,520
Goodwill	27,968	35,736
Other assets	23,928	34,909
Separate account assets	48,684,223	41,473,473

Total admitted assets	$105,497,251	$102,718,295

	December 31
	2012	2011
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,844,093	$14,826,292
Annuity	15,866,274	16,637,184
Accident and health	3,678,436	3,507,297
Policy and contract claim reserves:
Life	238,728	220,281
Accident and health	169,217	176,338
Liability for deposit-type contracts	5,187,660	5,995,687
Other policyholders’ funds	21,289	19,333
Federal income taxes payable	6,704	—
Municipal reverse repurchase agreements	89,724	88,828
Remittances and items not allocated	445,323	358,297
Case level liability	3,696	4,981
Payable for derivative cash collateral	971,392	1,094,942
Asset valuation reserve	915,880	879,479
Interest maintenance reserve	840,245	854,620
Funds held under reinsurance treaties	5,940,038	7,837,637
Reinsurance in unauthorized reinsurers	513	9,600
Commissions and expense allowances payable on reinsurance assumed	46,585	62,277
Payable to parent, subsidiaries and affiliates	7,245	243,112
Payable for securities	10,364	12,030
Payable for securities lending	2,160,218	3,520,304
Borrowed money	85,516	—
Transfers from separate accounts due or accrued (including $(915,131) and $(743,562) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2012 and 2011, respectively)	(2,496,726)	(726,356)
Amounts withheld or retained	157,590	149,180
Derivatives	357,183	107,235
Bank owned life insurance surrender payable	1,610,622	—
Other liabilities	260,341	311,966
Separate account liabilities	48,608,538	41,406,109

Total liabilities	100,026,688	97,596,653
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2012 and 2011	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value—$58,000) at December 31, 2012 and 2011; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2012 and 2011	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2012 and 2011	(58,000)	(58,000)
Aggregate write-ins for other than special surplus funds	—	432,568
Surplus notes	150,000	150,000
Paid-in surplus	3,346,065	3,326,311
Unassigned surplus	2,024,139	1,262,404

Total capital and surplus	5,470,563	5,121,642

Total liabilities and capital and surplus	$105,497,251	$102,718,295

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,147,190	$337,360	$1,523,920
Annuity	9,948,086	8,845,105	6,931,132
Accident and health	711,538	681,591	710,067
Net investment income	2,729,527	2,615,858	2,919,171
Amortization of interest maintenance reserve	31,284	71,742	3,906
Commissions and expense allowances on reinsurance ceded	504,373	(1,597,611)	892,482
Income from fees associated with investment management, administration and contract guarantees for separate accounts	603,433	494,516	380,170
Reserve adjustment on reinsurance ceded	(2,160,914)	(159,096)	(351,287)
IMR adjustment due to reinsurance	63,262	307,904	—
Consideration received on reinsurance recapture and novations	43,455	—	—
Income from administrative service agreement with affilate	74,457	60,237	51,177
Other income	72,054	85,154	85,480

	13,767,745	11,742,760	13,146,218
Benefits and expenses:
Benefits paid or provided for:
Life benefits	940,593	993,834	1,133,801
Accident and health benefits	494,903	473,566	496,368
Annuity benefits	1,067,932	1,082,923	1,084,962
Surrender benefits	5,930,279	5,703,634	5,970,842
Other benefits	195,827	199,349	215,848
Increase (decrease) in aggregate reserves for policies and contracts:
Life	18,775	(201,230)	51,172
Annuity	(770,871)	(1,353,277)	(1,017,181)
Accident and health	150,798	88,562	100,880

	8,028,236	6,987,361	8,036,692
Insurance expenses:
Commissions	1,094,907	1,132,581	1,440,391
General insurance expenses	660,695	687,102	764,037
Taxes, licenses and fees	89,428	83,034	72,666
Net transfers to separate accounts	3,033,966	5,167,168	1,901,530
Change in case level liability	(1,284)	(2,434)	(5,821)
Consideration paid on reinsurance transactions	—	352,463	—
Reinsurance transaction—modco reserve adjustment on reinsurance assumed	(205,194)	(218,566)	(262,273)
Other expenses	46,754	602,274	984,633

	4,719,272	7,803,622	4,895,163

Total benefits and expenses	12,747,508	14,790,983	12,931,855

Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$1,020,237	$(3,048,223)	$214,363

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Dividends to policyholders	$8,651	$9,496	$10,074

Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	1,011,586	(3,057,719)	204,289
Federal income tax benefit	(162,504)	(174,917)	(270,228)

Gain (loss) from operations before net realized capital gains (losses) on investments	1,174,090	(2,882,802)	474,517
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(382,526)	423,536	(56,838)

Net income (loss)	$791,564	$(2,459,266)	$417,679

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2010	$6,762	$1,597	$(58,000)	$295,260	$150,000	$3,113,948	$1,517,258	$5,026,825
Cumulative effect of change in accounting principle	—	—	—	—	—	—	6,403	6,403
Net income	—	—	—	—	—	—	417,679	417,679
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	153,857	153,857
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	7,912	7,912
Change in net deferred income tax asset	—	—	—	—	—	—	(207,877)	(207,877)
Change in other nonadmitted assets	—	—	—	—	—	—	109,110	109,110
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	4,914	4,914
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	119	119
Change in asset valuation reserve	—	—	—	—	—	—	(27,316)	(27,316)
Change in surplus in separate accounts	—	—	—	—	—	—	10,366	10,366
Long-term incentive compensation	—	—	—	—	—	3,205	—	3,205
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(64,348)	(64,348)
Increase in admitted deferred tax asset pursuant pursuant to SSAP No. 10R	—	—	—	259,663	—	—	—	259,663
Dividends to stockholders	—	—	—	—	—	—	(1,400,000)	(1,400,000)
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(2,388)	(2,388)

Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124
Net loss	—	—	—	—	—	—	(2,459,266)	(2,459,266)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	583,550	583,550
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(6,120)	(6,120)
Change in net deferred income tax asset	—	—	—	—	—	—	136,907	136,907
Change in other nonadmitted assets	—	—	—	—	—	—	(2,392)	(2,392)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(2,546)	(2,546)
Change in asset valuation reserve	—	—	—	—	—	—	16,524	16,524
Change in surplus in separate accounts	—	—	—	—	—	—	(2,863)	(2,863)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	2,474,106	2,474,106
Change in admitted deferred tax asset pursuant pursuant to SSAP No. 10R	—	—	—	(122,355)	—	—	—	(122,355)
Capital contribution	—	—	—	—	—	200,000	—	200,000
Dissolution of NEF Investment Company	—	—	—	—	—	—	(1,185)	(1,185)
Long-term incentive compensation	—	—	—	—	—	9,158	—	9,158

Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642
Net income	—	—	—	—	—	—	791,564	791,564
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2	2
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	9,563	9,563
Change in net deferred income tax asset	—	—	—	—	—	—	(105,935)	(105,935)
Change in other nonadmitted assets	—	—	—	—	—	—	49,645	49,645
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	9,087	9,087
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	973	973
Change in asset valuation reserve	—	—	—	—	—	—	(36,401)	(36,401)
Change in surplus in separate accounts	—	—	—	—	—	—	8,197	8,197
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,731)	(34,731)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Correction of error—IMR adjustment	—	—	—	—	—	—	(8,889)	(8,889)
Correction of error—claim waiver adjustment	—	—	—	—	—	—	(20,341)	(20,341)
Correction of error—reinsurance IMR gain deferral	—	—	—	—	—	—	(33,567)	(33,567)
Change in admitted deferred tax asset pursuant to SSAP No. 101	—	—	—	(432,568)	—	—	432,568	—
Long-term incentive compensation	—	—	—	—	—	19,754	—	19,754

Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Operating activities
Premiums collected, net of reinsurance	$11,814,188	$9,977,873	$9,222,197
Net investment income received	2,671,763	2,807,544	2,985,106
Miscellaneous income (expense)	(976,256)	1,162,966	569,910
Benefit and loss related payments	(8,664,812)	(9,577,187)	(9,022,576)
Net transfers to separate accounts	(4,796,312)	(4,563,220)	(1,709,930)
Commissions, expenses paid and aggregate write-ins for deductions	(278,351)	(332,606)	(2,756,812)
Dividends paid to policyholders	(9,263)	(9,884)	(10,559)
Federal and foreign income taxes recovered (paid)	188,989	92,471	(113,355)

Net cash used in operating activities	(50,054)	(442,043)	(836,019)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,121,509	16,891,112	24,609,623
Common stocks	52,538	168,476	167,903
Preferred stocks	59,805	63,880	143,250
Mortgage loans	1,468,644	1,466,463	1,270,379
Real estate and properties held for sale	19,355	26,978	1,316
Other invested assets	486,960	528,027	693,425
Receivable for securities	24,450	13,693	(66,950)
Securities lending reinvested collateral assets	1,360,086	436,576	—
Miscellaneous proceeds	27,906	321,467	112,803

Total investment proceeds	13,621,253	19,916,672	26,931,749
Costs of investments acquired:
Bonds	(6,763,489)	(9,541,749)	(23,107,917)
Common stocks	(59,779)	(292,401)	(96,764)
Preferred stocks	(25,851)	(60,610)	(112,885)
Mortgage loans	(373,806)	(191,262)	(38,062)
Real estate and properties held for sale	(2,894)	(1,343)	(350)
Other invested assets	(251,237)	(382,939)	(480,709)
Securities lending reinvested collateral assets	—	—	(3,956,880)
Miscellaneous applications	(509,843)	(2,145)	(227,105)

Total cost of investments acquired	(7,986,899)	(10,472,449)	(28,020,672)
Net decrease in policy loans	18,890	18,994	13,279

Net cost of investments acquired	(7,968,009)	(10,453,455)	(28,007,393)

Net cash provided by (used in) investing activities	5,653,244	9,463,217	(1,075,644)

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(825,256)	$(1,726,008)	$(1,839,672)
Borrowed funds	85,269	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	(2,057,558)	(5,531,199)	(892,010)
Dividends paid to stockholders	(300,000)	—	(1,400,000)
Capital contribution received	—	200,000	—
Receivable from parent, subsidiaries and affiliates	102,917	94,676	(61,088)
Payable to parent, subsidiaries and affiliates	(235,867)	(233,864)	206,555
Payable for securities lending	(1,360,086)	(436,576)	3,956,880
Other cash provided (used)	257,041	155,168	(398,230)

Net cash used in financing and miscellaneous activities	(4,333,540)	(7,477,803)	(427,565)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,269,650	1,543,371	(2,339,228)
Cash, cash equivalents and short-term investments:
Beginning of year	3,116,452	1,573,081	3,912,309

End of year	$4,386,102	$3,116,452	$1,573,081

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), Aegon USA, LLC (25.99% of preferred shares) and Transamerica International Holdings, Inc. (100% of common shares).

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2012 and 2011 was $49,416 and $27,673, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2012 and 2011, the Company excluded investment income due and accrued of $281 and $562, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Collars are used in the asset/liability management process to mitigate the residual risk created when the company has issued minimum guarantee insurance contracts linked to an index. These collars are similar to options where the underlying index provides for the market value movements. The collars do not accrue interest. Typically, no cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Collars that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Collars that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaption, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract that is amortized throughout the life of the swaption. These swaptions are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company previously entered into some credit default swaps linked to a collateralized debt obligation (CDO) structure as a result of market events on a liquidity facility it had entered. Under this transaction, the Company received a fee in exchange for providing credit protection if the underlying CDO structure incurred losses greater than its supporting collateral. The fee was recorded in investment income. These swaps were marked to fair value in the balance sheet and the fair value adjustment was recorded in unassigned surplus. This derivative structure was terminated in December 2012.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $9,341,436, $9,381,447 and $6,368,599 in 2012, 2011 and 2010, respectively. In addition, the Company received $603,433, $494,516 and $380,170 in 2012, 2011 and 2010, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2012, the Company reported a decrease in reserves, net of reinsurance, on account of a change in valuation basis of $1,381 due to changing from the 1980 CSO mortality table to the minimum valuation standard of the 2001 CSO mortality table for a block of joint life universal life with secondary guarantee policies. Partially offsetting this decrease was a $408 increase in reserves on account of a change in valuation basis due to coding in the reserve valuation system reserves which had been held constant since 2008 for paid-up additions on a block of participating policies. The net decrease in reserves of $973 due to the changes in valuation bases has been credited directly to unassigned surplus.

During 2010, the Company reported a decrease in reserves, net of reinsurance, on account of changes in valuation bases of $3,642 due to continued conversion from the spreadsheet-based balance roll forward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation. In addition, the Company continued to make enhancements to existing valuation platforms and converted from client based reserves to in-house seriatim calculations during 2010. These changes resulted in an increase in reserves of $3,523. The net change in reserves of $119 due to the conversions has been credited directly to unassigned surplus. Related to this change was a corresponding decrease in the deferred premium asset of $2,388. This amount was also charged directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2012
2012	$—	$523,543	$166,571	$356,972
2011 and prior	943,279	51,495	335,510	659,264

	943,279	$575,038	$502,081	1,016,236

Active life reserve	2,740,356			2,831,417

Total accident and health reserves	$3,683,635			$3,847,653

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2011
2011	$—	$517,711	$163,597	$354,114
2010 and prior	948,808	(15,043)	344,600	589,165

	948,808	$502,668	$508,197	943,279

Active life reserve	2,680,895			2,740,356

Total accident and health reserves	$3,629,703			$3,683,635

The Company’s unpaid claims reserve was increased (decreased) by $51,495 and $(15,043) for the years ended December 31, 2012 and 2011, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2012 and 2011 resulted primarily from variances in the estimated frequency of claims and claim severity.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2012 and 2011 was $26,289 and $26,608, respectively. The Company incurred $13,288 and paid $13,608 of claim adjustment expenses in the current year, of which $10,113 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $10,918 and paid $9,557 of claim adjustment expenses during 2011, of which $6,748 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2012 or 2011.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $19,754, $9,158 and $3,205 for the years ended December 31, 2012, 2011 and 2010, respectively.

Recent Accounting Pronouncements

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $432,568 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

For the years ended December 31, 2011 and 2010, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R). This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The SSAP temporarily superseded SSAP No. 10, Income

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Taxes. SSAP No. 10R allowed an entity to elect to admit additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No.10R and the old SSAP No. 10 methodology at December 31, 2011 and 2010. This change in accounting principle increased surplus by a net amount of $432,568 and $554,923, respectively, at December 31, 2011 and 2010, which has been recorded within the statements of changes in capital and surplus.

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees. See Note 13 on Commitments and Contingencies for further details.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100 to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision required a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 13 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be preformed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The amendments resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $220,439, an increase to liabilities of $215,069 and a net increase to surplus of $5,370. The net increase to surplus is comprised of $6,403 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $1,033.

Effective January 1, 2013, the Company will adopt SSAP No. 92, Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards will not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by Aegon.

Effective January 1, 2013, the Company will adopt SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP no. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The impact of the adoption of this standard is expected to be immaterial to the Company.

Effective January 1, 2013, the Company will adopt non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision is not expected to impact the financial position or results of operations of the Company.

Effective December 31, 2013, the Company will adopt revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision is not expected to impact the financial position or results of operations of the Company as revisions relate to disclosures only.

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the 2012 presentation.

During 2012, the Company changed the presentation of various reinsurance related balances. As a result of these changes, $91,236 was reclassified from Remittances and items not allocated to Other liabilities as of December 31, 2011. In addition, $807,484 and $237,399, respectively, was reclassified between the Net transfers to separate accounts line and the Surrender benefits line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation. Lastly, Reinsurance transaction – modco reserve adjustment on reinsurance assumed was presented as a separate line item in 2012. As a result of this change in presentation, $(218,566) and $(262,273), respectively, was reclassed between the Other expenses line and the Reinsurance transaction – modco reserve adjustment on reinsurance assumed line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by Aegon USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2012	2011	2010
Net income (loss), State of Iowa basis	$791,564	$(2,459,266)	$417,679
State prescribed practice for parental guarantee	—	—	—
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of wholly-owned foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$791,564	$(2,459,266)	$417,679

Statutory surplus, State of Iowa basis	$5,470,563	$5,121,642	$4,298,124
State prescribed practice for parental guarantee	(724,720)	(675,044)	—
State prescribed practice for secondary guarantee reinsurance	(3,364,455)	(3,149,987)	(2,926,627)
State permitted practice for valuation of wholly-owned foreign life subsidiary	42,539	19,129	19,656

Statutory surplus, NAIC SAP	$1,423,927	$1,315,740	$1,391,153

During 2011, the Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61 defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

party to the agreement, the intent of the novation and release is consistent with the application for direct cedents application of the standard. Thus, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

3. Accounting Changes and Correction of Errors

Effective December 16, 2011, the Company released an IMR liability associated with the block of business ceded to an unaffiliated entity on a coinsurance basis. Since the portion of the block of business ceded did not represent more than one percent of the Company’s general account liabilities, the IMR liability should not have been released when the reinsurance transaction was effected. The error resulted in an understatement of the IMR liability in the amount of $8,889. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus.

Effective August 9, 2011, the Company released an IMR liability associated with a block of business retroceded to an unaffiliated entity. The gain on the release of the IMR liability should have been deferred through unassigned surplus but was instead included in the statements of operations. The error resulted in an overstatement of net income in the amount of $33,567. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus. The offsetting adjustment is to the change in surplus as a result of reinsurance line within the statements of operations. There was no net impact to surplus as a result of this correction.

During 2012, the Company discovered an error in the calculation of waiver of premium reserves for long term care business due to the use of inaccurate premiums waived data. The error resulted in an understatement of reserves of $20,341 as of December 31, 2011. This has been reported as a correction of an error in the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level	1—Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level	2—Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level	3— Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are valued in the same manner as general account assets as further described in this note. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities, GICs and funding agreements, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheets.

The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost and therefore it is not included in the following disclosures as it is not carried at fair value on the balance sheets.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2012 and 2011, respectively:

	December 31
	2012
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$3,899,465	$3,899,465	$—	$3,899,465	$—	$—
Short-term notes receivable from affiliates	411,200	411,200	—	411,200	—	—
Bonds	40,790,267	36,721,992	4,064,778	35,427,671	1,297,818	—
Preferred stocks, other than affiliates	111,258	111,471	—	101,853	9,405	—
Common stocks, other than affiliates	218,026	218,026	68,173	257	149,596	—
Mortgage loans on real estate	6,343,771	5,756,749	—	—	6,343,771	—
Other invested assets	172,494	157,176	—	159,145	13,349	—
Options	205,942	205,942	—	205,942	—	—
Interest rate swaps	1,667,275	298,750	—	1,648,192	19,083	—
Currency swaps	64,632	40,080	—	64,632	—	—
Credit default swaps	24,874	12,812	—	24,874	—	—
Policy loans	708,794	708,794	—	708,794	—	—
Securities lending reinvested collateral	2,159,184	2,160,218	—	2,159,184	—	—
Receivable from parent, subsidiaries and affiliates	51,246	51,246	—	51,246	—	—
Separate account assets	48,756,861	48,684,223	43,059,585	5,693,280	3,996	—
Liabilities
Investment contract liabilities	16,244,099	15,014,811	—	1,107,623	15,136,476	—
Options	49,393	49,393	—	49,393	—	—
Interest rate swaps	406,498	212,460	—	367,059	39,439	—
Currency swaps	58,388	68,895	—	58,388	—	—
Credit default swaps	7,285	26,435	—	7,285	—	—
Payable to parent, subsidiaries and affiliates	7,245	7,245	—	7,245	—	—
Separate account annuity liabilities	40,655,573	40,658,385	—	40,509,576	145,997	—
Surplus notes	168,588	150,000	—	—	168,588	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2011
	Carrying Amount	Estimated Fair Value
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,427,211	$2,427,211
Short-term notes receivable from affiliates	185,100	185,100
Bonds	39,785,207	41,910,771
Preferred stocks, other than affiliates	138,596	149,539
Common stocks, other than affiliates	229,973	229,973
Mortgage loans on real estate	6,830,030	7,364,129
Other invested assets	159,011	165,273
Interest rate swaps	233,642	1,950,058
Currency swaps	8,239	59,431
Credit default swaps	6,603	5,389
Policy loans	727,684	727,684
Securities lending reinvested collateral	3,520,304	3,517,849
Receivable from parent, subsidiaries and affiliates	154,163	154,163
Separate account assets	41,473,473	41,473,473
Liabilities
Investment contract liabilities	16,415,861	17,090,179
Interest rate swaps	46,960	456,325
Currency swaps	40,536	75,759
Credit default swaps	19,739	27,931
Payable to parent, subsidiaries and affiliates	243,112	243,112
Separate account annuity liabilities	33,308,199	33,311,319
Surplus notes	150,000	153,819

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2012 and 2011:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$103,093	$8,147	$111,240
Hybrid securities	—	4,287	—	4,287

Total bonds	—	107,380	8,147	115,527

Common stock
Mutual funds	250	69	—	319
Industrial and miscellaneous	67,923	188	149,596	217,707

Total common stock	68,173	257	149,596	218,026

Short-term investments
Government	—	82,823	—	82,823
Industrial and miscellaneous	—	3,284,316	—	3,284,316
Mutual funds	—	484,005	—	484,005
Intercompany notes receivable	—	411,200	—	411,200
Sweep accounts	—	48,320	—	48,320

Total short-term investments	—	4,310,664	—	4,310,664

Derivative assets	—	288,874	(20,355)	268,519
Separate account assets	43,036,673	4,980,375	807	48,017,855

Total assets	$43,104,846	$9,687,550	$138,195	$52,930,591

Liabilities:
Derivative liabilities	$—	$66,150	$—	$66,150
Separate account liabilities	4,653	3,829	—	8,482

Total liabilities	$4,653	$69,979	$—	$74,632

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$63	$—	$63
Industrial and miscellaneous	—	193,110	32,248	225,358
Hybrid securities	—	3,570	—	3,570

Total bonds	—	196,743	32,248	228,991

Preferred stock
Industrial and miscellaneous	—	13,486	1,236	14,722

Total preferred stock	—	13,486	1,236	14,722

Common stock
Mutual funds	357	68	—	425
Industrial and miscellaneous	51,646	334	177,568	229,548

Total common stock	52,003	402	177,568	229,973

Short-term investments
Government	—	33,156	—	33,156
Industrial and miscellaneous	—	1,736,611	—	1,736,611
Mutual funds	—	615,179	—	615,179
Intercompany notes receivable	—	185,100	—	185,100
Sweep accounts	—	42,256	—	42,256

Total short-term investments	—	2,612,302	—	2,612,302

Derivative assets	—	170,617	2,153	172,770
Separate account assets	35,108,598	5,006,378	746,827	40,861,803

Total assets	$35,160,601	$7,999,928	$960,032	$44,120,561

Liabilities:
Derivative liabilities	$—	$19,648	$11,786	$31,434
Separate account liabilities	9,723	4,406	—	14,129

Total liabilities	$9,723	$24,054	$11,786	$45,563

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize inputs that are not market observable.

Preferred stock in Level 3 is being internally calculated.

Common stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company owns common stock being carried at book value and some warrants that are valued using broker quotes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012 and 2011, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2012 and 2011:

	Beginning Balance at January 1, 2012	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$26,721	$12,792	$20,573	$24	$(6,115)
Other	5,527	2,800	2,242	(535)	393
Preferred stock	1,236	—	—	—	—
Common stock	177,568	333	470	(1,391)	(1,239)
Derivatives	(9,633)	—	—	—	31,944
Separate account assets	746,827	—	8,196	(724,329)	65

Total	$948,246	$15,925	$31,481	$(726,231)	$25,048

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2012
Bonds
RMBS	$—	$—	$—	$10,657	$2,192
Other	207	966	—	1,161	5,955
Preferred stock	—	—	1,236	—	—
Common stock	837	—	26,042	—	149,596
Derivatives	(32,793)	—	—	9,873	(20,355)
Separate account assets	—	—	9,994	3,566	807

Total	$(31,749)	$966	$37,272	$25,257	$138,195

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2011	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$51,719	$16,364	$24,461	$(4,042)	$3,757
Other	7,638	1	870	(232)	355
Preferred stock	1,236	—	—	—	—
Common stock	226,884	644	1,619	(206)	(345)
Derivatives	(4,600)	—	—	—	(7,209)
Separate account assets	793,212	33,755	26,894	(58,033)	(538)

Total	$1,076,089	$50,764	$53,844	$(62,513)	$(3,980)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2011
Bonds
RMBS	$—	$11,637	$—	$28,253	$26,721
Other	—	—	—	1,365	5,527
Preferred stock	—	—	—	—	1,236
Common stock	2,279	—	50,069	—	177,568
Derivatives	2,592	2,153	2,569	—	(9,633)
Separate account assets	5,384	4,900	7	4,952	746,827

Total	$10,255	$18,690	$52,645	$34,570	$948,246

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of securities being valued using vendor inputs as of December 31, 2011, subsequently changing to being valued using broker quotes during 2012. In addition, transfers in for bonds were the result of securities being carried at amortized cost at December 31, 2011 and 2010, subsequently changing to being carried at fair value during 2012 and 2011. Transfers in for bonds were also the result of securities being valued using vendor inputs as of December 31, 2011, subsequently changing to being valued using internal models during 2012. Also, transfers in for bonds were partly attributable to securities being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer into Level 3 during 2011.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2011 and 2010, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012 and 2011, respectively. In addition, transfers out for bonds were attributed to securities being carried at fair value at December 31, 2011 and 2010, subsequently changing to being carried at amortized cost during 2012 and 2011, respectively. Also, transfers out for bonds were the result of securities being valued using internal models at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012.

Transfers in for common stock were attributed to securities being valued using third party vendor inputs at December 31, 2011, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer in during 2012. In addition, there were securities that were valued using broker quotes which utilize observable inputs, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2012. Additionally, transfers in for common stock were the result of securities being valued using index pricing at December 31, 2010, subsequently being valued using unobservable inputs during 2011.

Transfers out for common stock were attributed to securities being valued using a stale price at December 31, 2011, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012. In addition, transfers out for common stock were attributed to securities being valued using broker quotes at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012. Additionally, transfers out for common stock were the result of securities being valued using unobservable inputs at December 31, 2010, subsequently being valued using index pricing during 2011.

Transfers in for separate account bonds were attributable to securities being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2011.

Transfers out for separate account bonds were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2011 and 2010, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012 and 2011, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$2,980,978	$778,329	$—	$50	$3,759,257
State, municipal and other government	802,196	104,712	8,884	324	897,700
Hybrid securities	499,556	14,971	101,545	1,522	411,460
Industrial and miscellaneous	21,604,497	3,425,875	36,414	17,759	24,976,199
Mortgage and other asset-backed securities	10,794,339	543,136	633,313	4,087	10,700,075

	36,681,566	4,867,023	780,156	23,742	40,744,691
Unaffiliated preferred stocks	111,471	9,909	8,786	1,336	111,258

	$36,793,037	$4,876,932	$788,942	$25,078	$40,855,949

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$3,035,812	$815,740	$21	$82	$3,851,449
State, municipal and other government	631,483	38,206	15,565	9,534	644,590
Hybrid securities	498,708	3,619	130,821	11,266	360,240
Industrial and miscellaneous	22,834,539	2,481,536	94,765	94,052	25,127,258
Mortgage and other asset-backed securities	12,721,746	372,752	1,151,251	66,826	11,876,421

	39,722,288	3,711,853	1,392,423	181,760	41,859,958
Unaffiliated preferred stocks	138,596	23,703	6,745	6,015	149,539

	$39,860,884	$3,735,556	$1,399,168	$187,775	$42,009,497

At December 31, 2012 and 2011, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 430 and 593 securities with a carrying amount of $4,671,096 and $6,503,336 and an unrealized loss of $788,942 and $1,399,168 with an average price of 83.1 and 78.5 (fair value/amortized cost). Of this portfolio, 52.0% and 58.7% were investment grade with associated unrealized losses of $289,823 and $544,964, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 231 and 568 securities with a carrying amount of $1,021,012 and $3,644,457 and an unrealized loss of $25,078 and $187,775 with an average price of 97.5 and 94.9 (fair value/amortized cost). Of this portfolio, 85.2% and 84.8% were investment grade with associated unrealized losses of $17,955 and $146,947, respectively.

At December 31, 2012 and 2011, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 3 and 2 securities with a cost of $10 and $2 and an unrealized loss of $9 and $1 with an average price of 7.2 and 50.6 (fair value/cost).

At December 31, 2012 and 2011, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 14 and 19 securities with a cost of $12,588 and $2,748 and an unrealized loss of $263 and $429 with an average price of 97.9 and 84.4 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2012 and 2011 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$—	$33,517	$33,517
State, municipal and other government	63,124	6,233	69,357
Hybrid securities	213,598	4,892	218,490
Industrial and miscellaneous	440,974	711,538	1,152,512
Mortgage and other asset-backed securities	3,139,452	232,431	3,371,883

	3,857,148	988,611	4,845,759
Unaffiliated preferred stocks	25,005	7,324	32,329
Unaffiliated common stocks	1	12,325	12,326

	$3,882,154	$1,008,260	$4,890,414

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$646	$20,862	$21,508
State, municipal and other government	68,172	100,616	168,788
Hybrid securities	208,545	98,932	307,477
Industrial and miscellaneous	874,324	2,083,289	2,957,613
Mortgage and other asset-backed securities	3,943,571	1,114,649	5,058,220

	5,095,258	3,418,348	8,513,606
Unaffiliated preferred stocks	8,909	38,333	47,242
Unaffiliated common stocks	1	2,318	2,319

	$5,104,168	$3,458,999	$8,563,167

The carrying amount and estimated fair value of bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,240,506	$1,262,341
Due after one year through five years	7,100,718	7,770,622
Due after five years through ten years	6,139,707	6,896,709
Due after ten years	11,406,296	14,114,944

	25,887,227	30,044,616
Mortgage and other asset-backed securities	10,794,339	10,700,075

	$36,681,566	$40,744,691

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2012, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $576,329 and a carrying value of $748,907, resulting in a gross unrealized loss of $172,578. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening in the sector due to the Sovereign debt crisis in Europe as well as residual impact from both the U.S. financial crisis and concerns over the U.S. Fiscal Cliff.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As a whole, the sub-sector improved in the second half of 2012, following a volatile first half. Decisive steps by European Union (EU) leaders and world central banks to stabilize the euro and improve funding conditions calmed investor concerns that a euro breakup was imminent. Credit spreads continue to reflect some uncertainty over new efforts by regulators to impose “burden sharing” on creditors in order to quickly stabilize or wind up troubled banks. While these measures have made securities more volatile in the near-term, new, more stringent global legislation on bank capital and liquidity requirements is intended to reduce overall risk in the sector going forward and decouple troubled banks from the Sovereign. Furthermore, central banks appear committed to providing liquidity to the market, while asset write-downs and credit losses have diminished substantially in all but the most troubled countries.

The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The deeply subordinated securities issued by non-U.S. Banks are broadly referred to as capital securities which can be categorized as Tier 1 or Upper Tier 2. Capital securities categorized as “Tier 1” are typically perpetual with a non-cumulative coupon that can be deferred under certain conditions. Capital securities categorized as “Upper Tier 2” are generally perpetual with a cumulative coupon that is deferrable under certain conditions. The deeply subordinated securities issued by U.S. Banks can be categorized as trust preferred or hybrid. Capital securities categorized as trust preferred typically have an original maturity of 30 years with call features after 10 years with a cumulative coupon that is deferrable under certain conditions. Capital securities categorized as hybrid typically have an original maturity of more than 30 years, may be perpetual and are generally subordinate to traditional trust preferred securities. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2012.

Subprime Mortgages

At December 31, 2012, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $593,142 and a carrying value of $675,568, resulting in a gross unrealized loss of $82,426. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in ABS subprime mortgages continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and are reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data and by adjusting those rates for vintage specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2012.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2012, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $1,461,372 and a carrying value of $1,821,161, resulting in a gross unrealized loss of $359,789. RMBS are securitizations of underlying pools of residential mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

All RMBS securities of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2012.

There were no loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2012. The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2011
OTTI recognized 1st quarter:
Intent to sell	$4,977	$660	$—	$4,317

Total 1st quarter OTTI on loan-backed securities	4,977	660	—	4,317
OTTI recognized 3rd quarter:
Intent to sell	160,578	5,973	—	154,605

Total 3rd quarter OTTI on loan-backed securities	160,578	5,973	—	154,605

Aggregate total	$165,555	$6,633	$—	$158,922

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2010
OTTI recognized 1st quarter:
Intent to sell	$4,379	$973	$—	$3,406

Total 1st quarter OTTI on loan-backed securities	4,379	973	—	3,406
OTTI recognized 2nd quarter:
Intent to sell	17,316	301	—	17,015
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	6	—	6	—

Total 2nd quarter OTTI on loan-backed securities	17,322	301	6	17,015

Aggregate total	$21,701	$1,274	$6	$20,421

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$357,700	$23,038	$334,662	$210,662
2nd quarter present value of cash flows expected to be less than the amortized cost basis	515,449	23,147	492,302	338,584
3rd quarter present value of cash flows expected to be less than the amortized cost basis	515,274	25,476	489,798	348,834
4th quarter present value of cash flows expected to be less than the amortized cost basis	154,272	7,923	146,349	96,789

Aggregate total	$1,542,695	$79,584	$1,463,111	$994,869

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$350,420	$11,851	$338,569	$224,716
2nd quarter present value of cash flows expected to be less than the amortized cost basis	483,217	23,151	460,066	303,615
3rd quarter present value of cash flows expected to be less than the amortized cost basis	483,427	12,763	470,664	287,099
4th quarter present value of cash flows expected to be less than the amortized cost basis	583,778	29,379	554,399	398,138

Aggregate total	$1,900,842	$77,144	$1,823,698	$1,213,568

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$578,055	$55,253	$522,802	$330,810
2nd quarter present value of cash flows expected to be less than the amortized cost basis	343,146	24,294	318,852	217,741
3rd quarter present value of cash flows expected to be less than the amortized cost basis	648,299	44,545	603,754	489,879
4th quarter present value of cash flows expected to be less than the amortized cost basis	744,823	29,278	715,545	563,667

Aggregate total	$2,314,323	$153,370	$2,160,953	$1,602,097

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2012, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$528	$462	$66	$462	$444	1Q 2012
02146QAB9	60,611	56,967	3,644	56,967	33,420	1Q 2012
02146QAC7	40,173	38,252	1,921	38,252	22,057	1Q 2012
02146QAD5	33,942	30,247	3,695	30,247	19,728	1Q 2012
059515AC0	6,517	6,438	79	6,438	4,024	1Q 2012
05951VAV1	41,630	38,925	2,705	38,925	26,374	1Q 2012
12668RAA6	23,002	21,254	1,748	21,254	12,702	1Q 2012
126694YQ5	13,723	12,191	1,532	12,191	8,717	1Q 2012
225470FJ7	3,832	3,699	133	3,699	3,751	1Q 2012
24763LDE7	709	704	5	704	405	1Q 2012
35729PPZ7	13,403	13,125	278	13,125	1,696	1Q 2012
39539KAF0	4,306	4,288	18	4,288	4,077	1Q 2012
525170CG9	79	77	2	77	60	1Q 2012
525221HE0	2,317	450	1,867	450	482	1Q 2012
550279BA0	21,022	19,197	1,825	19,197	11,768	1Q 2012
65536PAA8	1,183	1,163	20	1,163	548	1Q 2012
75116EAA0	9,762	8,567	1,195	8,567	6,717	1Q 2012
75970JAJ5	4,264	4,213	51	4,213	2,358	1Q 2012
75970QAH3	5,411	5,378	33	5,378	3,183	1Q 2012
75971EAF3	5,208	5,185	23	5,185	3,069	1Q 2012
761118AH1	1,585	1,572	13	1,572	1,465	1Q 2012
761118RM2	2,457	2,162	295	2,162	1,268	1Q 2012
761118VY1	15,858	15,626	232	15,626	8,957	1Q 2012
12669F2J1	5,774	4,810	964	4,810	4,213	1Q 2012
52524YAF0	10,522	10,233	289	10,233	6,177	1Q 2012
75970QAD2	5,352	5,234	118	5,234	3,228	1Q 2012
3622NAAC4	728	667	61	667	436	1Q 2012
36185MAF9	21,978	21,941	37	21,941	18,631	1Q 2012
48123HAA1	1,527	1,418	109	1,418	620	1Q 2012
59020UUA1	297	217	80	217	87	1Q 2012
000759BP4	453	445	8	445	433	2Q 2012
02146QAC7	37,571	36,623	948	36,623	20,350	2Q 2012
02146QAD5	29,299	28,344	955	28,344	18,584	2Q 2012
05530PAA0	1,201	1,001	200	1,001	982	2Q 2012
12668ACG8	14,148	13,355	793	13,355	7,870	2Q 2012
12668RAA6	20,628	20,291	337	20,291	12,334	2Q 2012
126694A32	34,876	32,248	2,628	32,248	18,818	2Q 2012
12669GTS0	29,271	20,769	8,502	20,769	11,964	2Q 2012
225470FJ7	3,591	3,484	107	3,484	3,261	2Q 2012
225492AE7	16,507	16,428	79	16,428	15,362	2Q 2012
35729PPC8	445	371	74	371	211	2Q 2012
3622NAAE0	50,312	49,814	498	49,814	32,341	2Q 2012
36244SAE8	593	587	6	587	468	2Q 2012
41161MAC4	43,057	42,415	642	42,415	27,048	2Q 2012
52522QAM4	81,369	80,241	1,128	80,241	68,269	2Q 2012
61754HAB8	1,777	1,762	15	1,762	921	2Q 2012
65536PAA8	1,151	1,093	58	1,093	520	2Q 2012
74925FAA1	10,781	10,722	59	10,722	10,660	2Q 2012
75970JAJ5	4,115	4,084	31	4,084	2,298	2Q 2012
75970QAH3	5,278	5,245	33	5,245	3,095	2Q 2012
75971EAF3	5,098	5,079	19	5,079	2,914	2Q 2012
759950GY8	9,467	9,320	147	9,320	6,024	2Q 2012

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
761118RM2	$2,108	$2,077	$31	$2,077	$1,176	2Q 2012
761118VY1	14,969	14,525	444	14,525	8,372	2Q 2012
41161PKD4	2,267	2,251	16	2,251	1,423	2Q 2012
05535DAM6	290	—	290	—	247	2Q 2012
75970QAD2	5,115	4,894	221	4,894	3,090	2Q 2012
3622NAAC4	646	624	22	624	388	2Q 2012
41161XAC0	66,572	62,665	3,907	62,665	41,665	2Q 2012
36185MAF9	20,698	20,550	148	20,550	16,829	2Q 2012
59020UUA1	206	40	166	40	82	2Q 2012
059523AV2	591	482	109	482	497	2Q 2012
759950GZ5	1,000	474	526	474	88	2Q 2012
02146QAB9	54,011	53,056	955	53,056	36,367	3Q 2012
02146QAC7	36,007	34,823	1,184	34,823	23,073	3Q 2012
02146QAD5	27,191	26,877	314	26,877	20,847	3Q 2012
02148AAA4	35,516	35,162	354	35,162	29,720	3Q 2012
02148GAD5	1,500	1,442	58	1,442	971	3Q 2012
02149QAD2	26,041	25,370	671	25,370	19,141	3Q 2012
026936AA2	138,711	126,429	12,282	126,429	84,791	3Q 2012
059515AC0	5,975	5,891	84	5,891	4,025	3Q 2012
126694A32	31,156	30,693	463	30,693	22,046	3Q 2012
126694YJ1	26,410	24,161	2,249	24,161	19,467	3Q 2012
23332UGM0	9,058	8,619	439	8,619	6,519	3Q 2012
3622MAAF8	33	—	33	—	—	3Q 2012
3622NAAE0	47,914	43,590	4,324	43,590	37,070	3Q 2012
41161MAC4	41,081	40,299	782	40,299	27,180	3Q 2012
52108HV84	3,000	2,136	864	2,136	1,061	3Q 2012
65536PAA8	1,061	1,029	32	1,029	607	3Q 2012
759676AJ8	5,976	5,841	135	5,841	3,736	3Q 2012
759950GY8	9,123	9,042	81	9,042	6,008	3Q 2012
83611MMM7	7,497	7,459	38	7,459	747	3Q 2012
41161PKD4	2,168	2,109	59	2,109	1,540	3Q 2012
3622NAAC4	602	549	53	549	450	3Q 2012
12667GCH4	5,244	5,221	23	5,221	3,469	3Q 2012
02149QAD2	24,467	23,966	501	23,966	19,307	4Q 2012
059515AC0	5,691	5,592	99	5,592	4,027	4Q 2012
126694A32	29,181	28,800	381	28,800	23,236	4Q 2012
35729PPC8	353	339	14	339	275	4Q 2012
35729PPZ7	13,075	12,126	949	12,126	523	4Q 2012
46628SAJ2	6,769	6,499	270	6,499	5,926	4Q 2012
52108HV84	2,102	1,837	265	1,837	1,062	4Q 2012
52524YAA1	2,827	2,514	313	2,514	2,124	4Q 2012
61915RCJ3	19,356	19,181	175	19,181	14,371	4Q 2012
759676AJ8	5,724	5,531	193	5,531	3,866	4Q 2012
75970JAJ5	3,887	3,813	74	3,813	2,883	4Q 2012
75970QAH3	5,041	4,995	46	4,995	3,865	4Q 2012
75971EAF3	4,967	4,908	59	4,908	3,430	4Q 2012
86357UAA9	3,219	2,832	387	2,832	—	4Q 2012
86357UBM2	564	494	70	494	—	4Q 2012
86365EAA5	1,648	1,443	205	1,443	—	4Q 2012
86365EAC1	695	609	86	609	—	4Q 2012
86365KAA1	568	498	70	498	—	4Q 2012

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
36298JAA1	$9,827	$6,747	$3,080	$6,747	$3,553	4Q 2012
75970QAD2	4,669	4,630	39	4,630	3,624	4Q 2012
32113JAE5	1,004	924	80	924	250	4Q 2012
32113JAD7	1,324	1,314	10	1,314	406	4Q 2012
12667GCH4	5,160	5,053	107	5,053	3,589	4Q 2012
759950GZ5	444	—	444	—	66	4Q 2012
759950FJ2	1,710	1,704	6	1,704	404	4Q 2012
000759BP4	636	575	61	575	596	1Q 2011
02146QAB9	70,359	68,745	1,614	68,745	38,728	1Q 2011
02146QAD5	39,209	38,422	787	38,422	23,134	1Q 2011
05951VAV1	50,127	49,693	434	49,693	36,948	1Q 2011
12667GXW8	20,351	20,185	166	20,185	17,916	1Q 2011
12668WAC1	12,000	11,713	287	11,713	6,354	1Q 2011
12669GTS0	43,618	42,859	759	42,859	23,303	1Q 2011
14984WAA8	7,559	7,446	113	7,446	6,053	1Q 2011
45661EAE4	2,499	1,726	773	1,726	1,584	1Q 2011
525221GR2	1,281	935	346	935	823	1Q 2011
525221HE0	3,197	2,782	415	2,782	4,994	1Q 2011
70557RAB6	31,956	31,770	186	31,770	22,910	1Q 2011
75970JAJ5	4,756	4,657	99	4,657	3,022	1Q 2011
75971EAF3	6,002	5,832	170	5,832	3,548	1Q 2011
76110G3H2	2,794	957	1,837	957	1,715	1Q 2011
76110WPD2	2,513	2,396	117	2,396	2,421	1Q 2011
761118VY1	20,054	19,668	386	19,668	10,670	1Q 2011
81379EAD4	3,256	2,091	1,165	2,091	338	1Q 2011
83611XAE4	1,051	333	718	333	280	1Q 2011
86358EZU3	5,921	4,980	941	4,980	2,029	1Q 2011
871928AX5	4,227	3,582	645	3,582	3,582	1Q 2011
749248AG5	14,227	14,034	193	14,034	12,482	1Q 2011
75970QAD2	7,057	6,770	287	6,770	4,870	1Q 2011
045427AE1	1,865	1,490	375	1,490	893	2Q 2011
12638DAA4	86,532	83,834	2,698	83,834	74,622	2Q 2011
12640PAA3	6,639	6,345	294	6,345	6,562	2Q 2011
126670ZN1	21,165	19,024	2,141	19,024	4,055	2Q 2011
12668WAC1	20,241	20,000	241	20,000	10,222	2Q 2011
126694A32	14,807	14,701	106	14,701	8,458	2Q 2011
12669GTS0	41,692	36,985	4,707	36,985	19,529	2Q 2011
225470T94	5,822	5,751	71	5,751	5,035	2Q 2011
22942KCA6	17,023	15,111	1,912	15,111	12,886	2Q 2011
3622NAAE0	56,897	54,879	2,018	54,879	33,811	2Q 2011
36245CAC6	791	737	54	737	220	2Q 2011
41161MAC4	50,636	49,540	1,096	49,540	30,482	2Q 2011
46628SAJ2	8,682	8,522	160	8,522	5,898	2Q 2011
52524MAW9	9,284	8,219	1,065	8,219	4,938	2Q 2011
550279BA0	25,520	24,577	943	24,577	15,391	2Q 2011
61754HAB8	2,086	2,056	30	2,056	1,317	2Q 2011
65536PAA8	1,661	1,630	31	1,630	915	2Q 2011
75970JAJ5	4,580	4,532	48	4,532	2,831	2Q 2011
75970QAH3	6,059	5,852	207	5,852	3,694	2Q 2011
75971EAF3	11,519	11,413	106	11,413	6,260	2Q 2011
76110G3H2	1,601	870	731	870	889	2Q 2011
761118RM2	2,770	2,728	42	2,728	1,567	2Q 2011

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
761118VY1	$18,605	$17,970	$635	$17,970	$9,203	2Q 2011
81379EAD4	1,740	1,414	326	1,414	97	2Q 2011
83611XAE4	329	118	211	118	157	2Q 2011
86358EZU3	4,946	4,370	576	4,370	689	2Q 2011
93934FHC9	34,880	33,497	1,383	33,497	22,366	2Q 2011
93936NBC6	863	407	456	407	389	2Q 2011
749248AG5	17,308	17,277	31	17,277	15,674	2Q 2011
75970QAD2	6,672	6,218	454	6,218	4,565	2Q 2011
02146QAB9	66,595	63,475	3,120	63,475	35,341	3Q 2011
02146QAD5	36,649	35,735	914	35,735	19,535	3Q 2011
026936AA2	154,988	149,463	5,525	149,463	77,940	3Q 2011
05948KV63	11,652	11,491	161	11,491	9,696	3Q 2011
12638DAA4	54,787	56,934	(2,147)	56,934	51,075	3Q 2011
12666UAC7	18,561	18,558	3	18,558	11,605	3Q 2011
12668WAC1	11,129	11,075	54	11,075	5,017	3Q 2011
126694A32	9,401	9,090	311	9,090	4,986	3Q 2011
12669GTS0	35,892	34,078	1,814	34,078	16,984	3Q 2011
14984WAA8	6,939	6,757	182	6,757	5,293	3Q 2011
225470FJ7	4,294	4,257	37	4,257	3,730	3Q 2011
225470U27	4,713	4,667	46	4,667	3,692	3Q 2011
36244SAE8	672	669	3	669	488	3Q 2011
45661EAE4	1,621	1,190	431	1,190	763	3Q 2011
65536PAA8	1,265	1,232	33	1,232	604	3Q 2011
75970JAJ5	4,448	4,387	61	4,387	2,509	3Q 2011
75970QAH3	5,736	5,668	68	5,668	3,292	3Q 2011
75971EAF3	5,552	5,473	79	5,473	2,623	3Q 2011
761118RM2	2,637	2,568	69	2,568	1,387	3Q 2011
761118VY1	17,391	17,101	290	17,101	8,517	3Q 2011
81379EAD4	1,743	669	1,074	669	66	3Q 2011
92922FZ27	20,331	20,154	177	20,154	18,067	3Q 2011
93936NBC6	323	97	226	97	77	3Q 2011
75970QAD2	6,107	5,878	229	5,878	3,811	3Q 2011
17311QAA8	23,608	21,769	1,839	21,769	21,769	3Q 2011
02146QAC7	33,428	32,478	950	32,478	14,430	4Q 2011
05948KL31	14,784	14,778	6	14,778	11,547	4Q 2011
059494AA2	32,494	31,969	525	31,969	24,787	4Q 2011
12638DAA4	55,461	53,176	2,285	53,176	49,194	4Q 2011
12640PAA3	6,122	5,942	180	5,942	6,115	4Q 2011
12667G5G4	15,321	14,995	326	14,995	14,377	4Q 2011
12668RAA6	24,029	23,537	492	23,537	11,676	4Q 2011
12668WAC1	10,903	10,666	237	10,666	4,723	4Q 2011
126694A32	37,195	36,657	538	36,657	19,337	4Q 2011
12669GTS0	33,195	31,654	1,541	31,654	13,920	4Q 2011
225470FJ7	4,254	3,968	286	3,968	3,712	4Q 2011
225470YD9	44,143	41,031	3,112	41,031	39,881	4Q 2011
32027LAG0	57	1	56	1	—	4Q 2011
35729PPC8	629	478	151	478	235	4Q 2011
3622NAAE0	54,725	53,750	975	53,750	33,707	4Q 2011
41161MAC4	47,897	45,318	2,579	45,318	25,821	4Q 2011
525170CG9	87	84	3	84	66	4Q 2011
52522QAM4	92,552	86,587	5,965	86,587	68,719	4Q 2011
65536PAA8	1,209	1,196	13	1,196	494	4Q 2011

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
74925FAA1	$12,139	$11,693	$446	$11,693	$11,226	4Q 2011
75970QAH3	5,559	5,520	39	5,520	3,160	4Q 2011
75971EAF3	5,387	5,294	93	5,294	2,461	4Q 2011
761118AH1	25,892	25,531	361	25,531	24,066	4Q 2011
81378KAC3	11,316	5,016	6,300	5,016	6,463	4Q 2011
81379EAD4	655	57	598	57	44	4Q 2011
83611XAE4	107	36	71	36	18	4Q 2011
12669F2J1	6,472	5,885	587	5,885	3,699	4Q 2011
75970QAD2	5,774	5,550	224	5,550	3,679	4Q 2011
48123HAA1	1,991	1,551	440	1,551	580	4Q 2011
000759BP4	788	785	3	785	625	1Q 2010
02148AAA4	51,172	50,652	520	50,652	33,152	1Q 2010
02148YAJ3	8,309	8,128	181	8,128	6,809	1Q 2010
045427AE1	3,371	1,805	1,566	1,805	610	1Q 2010
12640PAA3	9,684	9,480	204	9,480	8,902	1Q 2010
126670ZN1	26,523	21,352	5,171	21,352	3,899	1Q 2010
12667G5G4	20,112	19,900	212	19,900	17,911	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	6,264	6,146	118	6,146	5,130	1Q 2010
225470YD9	60,770	59,922	848	59,922	37,312	1Q 2010
22942KCA6	22,560	22,305	255	22,305	16,542	1Q 2010
23245CAF7	256	246	10	246	586	1Q 2010
32027LAG0	110	94	16	94	57	1Q 2010
32028TAF4	171	85	86	85	100	1Q 2010
35729PPZ7	17,077	14,880	2,197	14,880	248	1Q 2010
361856EC7	25,782	25,461	321	25,461	16,478	1Q 2010
3622MAAF8	205	134	71	134	52	1Q 2010
38011AAC8	2,581	2,563	18	2,563	2,023	1Q 2010
43710LAF1	82	8	74	8	34	1Q 2010
45661EAE4	27,998	20,271	7,727	20,271	9,966	1Q 2010
46628SAJ2	10,507	10,154	353	10,154	6,420	1Q 2010
525170CG9	1,722	1,657	65	1,657	1,404	1Q 2010
525221GR2	6,622	3,934	2,688	3,934	1,875	1Q 2010
525221HE0	15,734	11,848	3,886	11,848	4,671	1Q 2010
52524MAW9	10,557	9,991	566	9,991	3,594	1Q 2010
52524YAA1	42,308	42,286	22	42,286	33,282	1Q 2010
655374AA4	2,702	2,353	349	2,353	1,117	1Q 2010
68400DAG9	2,794	1,924	870	1,924	106	1Q 2010
70557RAB6	37,812	32,192	5,620	32,192	18,685	1Q 2010
74925FAA1	17,548	16,761	787	16,761	15,542	1Q 2010
76110WPD2	3,676	3,388	288	3,388	2,855	1Q 2010
76110WQB5	15,198	14,267	931	14,267	12,048	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	28,164	25,601	2,563	25,601	11,604	1Q 2010
81379EAD4	5,191	3,589	1,602	3,589	99	1Q 2010
86357UAA9	23,809	21,484	2,325	21,484	16,973	1Q 2010
86357UBM2	4,156	3,750	406	3,750	3,020	1Q 2010
86358EZU3	8,992	7,205	1,787	7,205	2,672	1Q 2010
86365EAA5	12,138	10,952	1,186	10,952	8,530	1Q 2010
86365EAC1	5,116	4,617	499	4,617	3,718	1Q 2010
86365KAA1	4,184	3,775	409	3,775	2,989	1Q 2010
93935FAA9	5,241	5,003	238	5,003	2,472	1Q 2010

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$757	$700	$57	$700	$589	2Q 2010
02148AAA4	48,811	46,735	2,076	46,735	33,688	2Q 2010
02148YAJ3	7,973	7,794	179	7,794	6,567	2Q 2010
05948KL31	18,007	17,283	724	17,283	11,108	2Q 2010
059494AA2	41,693	41,000	693	41,000	31,082	2Q 2010
05953LAH2	1,318	888	430	888	319	2Q 2010
12668VAF6	8,391	8,232	159	8,232	4,535	2Q 2010
225470FJ7	5,503	5,230	273	5,230	4,981	2Q 2010
225470U27	6,062	5,459	603	5,459	4,457	2Q 2010
22942KCA6	21,269	21,106	163	21,106	15,188	2Q 2010
32054YAD5	353	160	193	160	104	2Q 2010
35729PPZ7	14,854	13,466	1,388	13,466	920	2Q 2010
36244SAE8	901	881	20	881	508	2Q 2010
525170CG9	1,584	1,293	291	1,293	1,635	2Q 2010
525221HE0	11,185	6,764	4,421	6,764	5,228	2Q 2010
52522QAM4	121,936	116,652	5,284	116,652	83,155	2Q 2010
65536PAA8	3,451	3,224	227	3,224	2,937	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010
86358EZU3	7,161	6,018	1,143	6,018	1,603	2Q 2010
000759BP4	674	657	17	657	572	3Q 2010
02148AAA4	44,694	41,915	2,779	41,915	35,127	3Q 2010
02148YAJ3	7,636	7,630	6	7,630	5,659	3Q 2010
05948KV63	13,694	13,656	38	13,656	12,859	3Q 2010
059494AA2	39,536	39,315	221	39,315	30,326	3Q 2010
05953LAH2	832	708	124	708	304	3Q 2010
12638DAA4	72,351	64,487	7,864	64,487	58,004	3Q 2010
12640PAA3	7,475	7,142	333	7,142	7,293	3Q 2010
12667G5G4	20,892	20,806	86	20,806	20,536	3Q 2010
126685DZ6	5,919	5,602	317	5,602	4,887	3Q 2010
12669GTS0	50,815	47,578	3,237	47,578	25,003	3Q 2010
225470FJ7	5,065	5,060	5	5,060	5,188	3Q 2010
225470T94	6,996	6,650	346	6,650	5,183	3Q 2010
225470YD9	56,415	53,591	2,824	53,591	39,237	3Q 2010
225492AE7	21,757	21,547	210	21,547	18,885	3Q 2010
22942KCA6	20,247	20,203	44	20,203	15,799	3Q 2010
3622EEAA0	29,835	28,729	1,106	28,729	27,151	3Q 2010
36244SAE8	847	820	27	820	542	3Q 2010
38011AAC8	2,513	2,451	62	2,451	1,914	3Q 2010
525170CG9	1,202	1,082	120	1,082	1,185	3Q 2010
52519LAA6	110,126	101,397	8,729	101,397	87,934	3Q 2010
525221HE0	6,238	5,615	623	5,615	4,141	3Q 2010
65536PAA8	1,894	1,747	147	1,747	1,641	3Q 2010
75970JAJ5	5,448	4,933	515	4,933	2,733	3Q 2010
75970QAH3	7,000	6,369	631	6,369	3,783	3Q 2010
761118AH1	31,985	31,648	337	31,648	26,663	3Q 2010
761118VY1	23,715	22,571	1,144	22,571	11,123	3Q 2010
92922FZ27	23,995	23,692	303	23,692	21,808	3Q 2010
939336Q55	604	596	8	596	279	3Q 2010
05535DAM6	476	415	61	415	318	3Q 2010
05953YAG6	1,788	1,788	—	1,788	1,619	4Q 2010
059515AC0	8,952	8,942	10	8,942	5,480	4Q 2010
36245CAC6	2,589	1,121	1,468	1,121	257	4Q 2010

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
52524YAA1	$3,033	$3,012	$21	$3,012	$2,837	4Q 2010
61754HAB8	2,987	2,790	197	2,790	1,467	4Q 2010
02148YAJ3	7,480	7,334	146	7,334	5,783	4Q 2010
05530PAA0	2,460	2,395	65	2,395	2,046	4Q 2010
059494AA2	37,667	37,657	10	37,657	30,418	4Q 2010
059515AC0	8,939	7,602	1,337	7,602	5,504	4Q 2010
05953LAH2	626	432	194	432	273	4Q 2010
05953YAG6	1,732	1,553	179	1,553	1,575	4Q 2010
12638DAA4	61,724	61,571	153	61,571	56,681	4Q 2010
12667G5G4	8,708	8,607	101	8,607	8,394	4Q 2010
12668RAA6	27,353	25,747	1,606	25,747	16,167	4Q 2010
12669GTS0	46,681	44,524	2,157	44,524	24,463	4Q 2010
14984WAA8	7,942	7,730	212	7,730	6,113	4Q 2010
225470U27	5,279	5,139	140	5,139	4,314	4Q 2010
225470YD9	51,189	50,912	277	50,912	37,621	4Q 2010
22942KCA6	19,399	18,120	1,279	18,120	14,757	4Q 2010
36245CAC6	1,112	833	279	833	258	4Q 2010
36245RAA7	3,756	3,495	261	3,495	2,677	4Q 2010
39539KAF0	10,205	9,957	248	9,957	8,804	4Q 2010
41161MAC4	54,375	52,192	2,183	52,192	33,461	4Q 2010
45661EAE4	8,907	2,644	6,263	2,644	2,517	4Q 2010
52519LAA6	97,842	97,267	575	97,267	84,903	4Q 2010
525221GR2	3,510	1,336	2,174	1,336	1,054	4Q 2010
525221HE0	5,322	3,506	1,816	3,506	3,634	4Q 2010
52522QAM4	106,741	105,722	1,019	105,722	81,409	4Q 2010
52524YAA1	32,722	31,200	1,522	31,200	30,754	4Q 2010
61754HAB8	2,771	2,281	490	2,281	1,448	4Q 2010
74925FAA1	14,656	14,038	618	14,038	13,792	4Q 2010
759676AJ8	6,794	6,391	403	6,391	4,825	4Q 2010
75971EAF3	6,200	6,088	112	6,088	3,542	4Q 2010
761118VY1	21,814	20,938	876	20,938	11,309	4Q 2010
81379EAD4	3,583	3,258	325	3,258	348	4Q 2010
863592AP6	21,292	21,076	216	21,076	19,735	4Q 2010
863592AQ4	9,443	9,303	140	9,303	8,654	4Q 2010
92922FZ27	22,761	22,760	1	22,760	20,920	4Q 2010
939336Q55	576	558	18	558	302	4Q 2010
02148AAA4	56,623	55,412	1,211	55,412	27,639	3Q 2009
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009
225470FJ7	7,621	7,494	127	7,494	4,321	3Q 2009

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470T94	$9,057	$8,721	$336	$8,721	$4,335	3Q 2009
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009
32027LAG0	156	153	3	153	55	3Q 2009
32028TAF4	214	210	4	210	167	3Q 2009
35729PPC8	3,943	727	3,216	727	169	3Q 2009
3622MAAF8	300	294	6	294	73	3Q 2009
40430FAF9	2,814	591	2,223	591	93	3Q 2009
43710LAF1	152	150	2	150	94	3Q 2009
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009
576435AT8	494	484	10	484	303	3Q 2009
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009
939336Q55	725	687	38	687	255	3Q 2009
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,370	7,107	263	7,107	4,748	3Q 2009
22942KCA6	25,136	24,544	592	24,544	14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,467	44,726	741	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	25,000	23,949	1,051	23,949	21,479	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	11,545	10,987	558	10,987	9,882	4Q 2009
225470FJ7	6,755	6,727	28	6,727	4,955	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	234	218	16	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	46,921	46,677	244	46,677	35,812	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470U27	$7,991	$6,431	$1,560	$6,431	$4,577	4Q 2009
933637AJ9	3,783	3,505	278	3,505	2,574	4Q 2009

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2012 and 2011 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2012
The aggregate amount of unrealized losses	$787,684	$4,100
The aggregate related fair value of securities with unrealized losses	3,247,332	245,722

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2011
The aggregate amount of unrealized losses	$1,414,929	$67,845
The aggregate related fair value of securities with unrealized losses	4,176,581	1,125,357

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2012	2011	2010
Income (loss):
Bonds	$1,905,410	$2,147,304	$2,476,783
Preferred stocks	9,320	9,136	10,296
Common stocks	168,713	48,828	36,266
Mortgage loans on real estate	411,742	469,635	534,467
Real estate	17,328	19,488	20,816
Policy loans	48,012	46,677	50,210
Cash, cash equivalents and short-term investments	7,509	5,010	11,008
Derivatives	197,183	(29,303)	(147,236)
Other invested assets	35,582	6,183	50,078
Other	34,107	11,912	14,525

Gross investment income	2,834,906	2,734,870	3,057,213
Less investment expenses	105,379	119,012	138,042

Net investment income	$2,729,527	$2,615,858	$2,919,171

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2012	2011	2010
Proceeds	$9,180,982	$16,303,347	$23,903,441

Gross realized gains	$292,804	$581,820	$1,624,135
Gross realized losses	(45,003)	(85,014)	(142,953)

Net realized capital gains (losses)	$247,801	$496,806	$1,481,182

The Company had gross realized losses for the years ended December 31, 2012, 2011 and 2010 of $88,836, $127,005 and $192,541, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2012	2011	2010
Bonds	$158,547	$370,867	$1,290,685
Preferred stocks	418	5,557	(75)
Common stocks	(621)	22,701	2,949
Mortgage loans on real estate	13,802	(2,171)	(18,451)
Real estate	7,190	4,287	(235)
Cash, cash equivalents and short-term investments	9	13	12
Derivatives	(508,177)	304,713	(160,155)
Other invested assets	112,293	91,017	124,712

	(216,539)	796,984	1,239,442
Federal income tax effect	(94,705)	(185,043)	(450,184)
Transfer to interest maintenance reserve	(71,282)	(188,405)	(846,096)

Net realized capital gains (losses) on investments	$(382,526)	$423,536	$(56,838)

At December 31, 2012 and 2011, the Company had recorded investments in restructured securities of $8,476 and $10,272, respectively. The capital gains (losses) taken as a direct result of restructures in 2012, 2011 and 2010 were $167, $(4,361) and $16,745, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses, were as follows:

	Change in Unrealized
	Year Ended December 31
	2012	2011	2010
Bonds	$108,175	$(143,599)	$(53,819)
Preferred stocks	3,957	(3,816)	(35)
Common stocks	21,290	(19,959)	22,057
Affiliated entities	(25,164)	461,477	70,914
Mortgage loans on real estate	6,270	(2,196)	1,826
Derivatives	(98,933)	239,967	113,051
Other invested assets	14,749	103,189	25,289

Change in unrealized capital gains/losses, before taxes	30,344	635,063	179,283
Taxes on unrealized capital gains/losses	(20,779)	(57,633)	(17,514)

Change in unrealized capital gains/losses, net of tax	$9,565	$577,430	$161,769

During 2012, the Company issued mortgage loans with a maximum interest rate of 5.40% and a minimum interest rate of 3.44% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 75%. During 2011, the Company issued mortgage loans with a maximum interest rate of 6.16% and a minimum interest rate of 4.01% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2011 at the time of origination was 70%. During 2012, the Company reduced the interest rate by 1% on two outstanding mortgage loans with statement value of $13,326. During 2011, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2012 and 2011, there were no loans that were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2012 or 2011. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2012 and 2011 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2012 and 2011, respectively, the Company held $37,459 and $44,738 in impaired loans with related allowance for credit losses of $2,124 and $8,394. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2012 and 2011, respectively. The average recorded investment in impaired loans during 2012 and 2011 was $41,959 and $53,714, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2012	2011	2010
Balance at beginning of period	$8,394	$6,198	$8,024
Additions, net charged to operations	500	6,599	16,645
Recoveries in amounts previously charged off	(6,770)	(4,403)	(18,471)

Balance at end of period	$2,124	$8,394	$6,198

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2012, 2011 and 2010, respectively, the Company recognized $2,879, $3,701 and $8,500 of interest income on impaired loans. Interest income of $2,971, $3,610 and $8,568, respectively, was recognized on a cash basis for the years ended December 31, 2012, 2011 and 2010.

At December 31, 2012 and 2011, the Company held a mortgage loan loss reserve in the AVR of $54,808 and $65,017, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2012	2011		2012	2011
South Atlantic	25%	25%	Office	27%	28%
Pacific	22	23	Retail	27	23
Middle Atlantic	15	15	Apartment	20	21
Mountain	15	14	Industrial	18	18
E. North Central	9	10	Other	3	4
W. North Central	6	6	Agricultural	3	4
W. South Central	5	3	Medical	2	2
E. South Central	2	2
New England	1	2

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, 2011 and 2010, the Company had mortgage loans with a total net admitted asset value of $2,176, $2,416 and $13,125, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2012, 2011 and 2010 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2012, 2011 or 2010.

During 2012, the Company recorded an impairment of $97 for its investment in Yucaipa Equity Partners, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. The write-down is included in net realized capital gains (losses) within the statements of operations.

During 2011, the Company recorded an impairment of $5,770 for its investment in William Blair Mezzanine Capital Fund III, L.P., an impairment of $8,799 for its investment in Harbour Group Investments IV, L.P. and an impairment of $1,697 for its investment in e-Financial Ventures I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2010, the Company recorded an impairment of $3,276 for its investment in Stonington Capital Appreciation 1994 Fund, L.P. and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

At December 31, 2012, the Company had ownership interests in fifty LIHTC investments. The remaining years of unexpired tax credits ranged from one to thirteen, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2013 to 2029 is $23,053. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2011, the Company had ownership interests in sixty-five LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2012 to 2026 was $53,963. There were no impairment losses, write-downs or reclassifications during 2011 related to any of these credits.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2012 and 2011:

Description of State Transferable and Non-		December 31, 2012
transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$2,810	$5,060

Total		$2,810	$5,060

Description of State Transferable and Non-		December 31, 2011
transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$4,446	$6,696

Total		$4,446	$6,696

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2013 to 2015.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

On December 31, 2010, the Company sold two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) to Monumental Life Insurance Company (MLIC), an affiliate, for a combined sale price of $252,975. The sale price was based predominantly on the valuations of the properties within each of the entities. This transaction resulted in a realized gain of $24,296.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $1,962,723 and $2,014,879, respectively.

At December 31, 2012 and 2011, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $521,564 and $560,015, respectively.

For the years ended December 31, 2012 and 2011, the Company has recorded $42,816 and $142,076, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain.

The Company did not recognize any unrealized gains or losses during 2012 and 2011 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2012, 2011 or 2010.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 20 years for forecasted hedge transactions.

At December 31, 2012 and 2011, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2012 and 2011, the Company has accumulated deferred gains in the amount of $66,410 and $78,051, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

At December 31, 2012 and 2011, the Company had replicated assets with a fair value of $3,571,947 and $2,965,038 and credit default and forward starting interest rate swaps with a fair value of $(143,165) and $(195,744), respectively. For the years ended December 31, 2012 and 2011, the Company recognized $6,989 and $(408), respectively, in capital gains (losses) related to replication transactions. For the year ended December 31, 2010, the Company did not recognize any capital losses related to replication transactions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2012, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4200, SWAP, USD 1 / (USD 0), : 912810QK7	12/20/2015	$10,000	$(19)
4201, SWAP, USD 1 / (USD 0), : 912828JR2	12/20/2015	10,000	66
4203, SWAP, USD 1 / (USD 0), : 912810PX0	12/20/2015	10,000	(5)
4208, SWAP, USD 1 / (USD 0), : 912810QK7	12/20/2015	20,000	131
4252, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2015	10,000	21
4253, SWAP, USD 1 / (USD 0), : 912803BM4	12/20/2015	20,000	242
4254, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	(38)
4257, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	79
4261, SWAP, USD 1 / (USD 0), : 912803CH4	12/20/2015	20,000	74
4262, SWAP, USD 1 / (USD 0), : 912803BJ1	12/20/2015	20,000	(38)
4267, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2015	20,000	42
4269, SWAP, USD 1 / (USD 0), : 912803CH4	12/20/2015	20,000	478
4272, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	281
4280, SWAP, USD 1 / (USD 0), : 912803DJ9	3/20/2016	10,000	167
4281, SWAP, USD 1 / (USD 0), : 912803DM2	3/20/2016	20,000	318
4299, SWAP, USD 1 / (USD 0), : US670346AE56	3/20/2016	10,000	141
4311, SWAP, USD 1 / (USD 0), : US35671DAS45	6/20/2016	20,000	(11)
4347, SWAP, USD 1 / (USD 0), : CDX IG 16	6/20/2016	20,000	220
4479, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4480, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4481, SWAP, USD 1 / (USD 0), : US46513EY48	3/20/2017	10,000	(43)
4482, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	10,000	170
4483, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	15,000	334
4484, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214
4485, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	10,000	175
4486, SWAP, USD 1 / (USD 0), : US712219AG90	3/20/2017	10,000	223
4487, SWAP, USD 1 / (USD 0), : US168863AS74	3/20/2017	15,000	255
4491, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	15,000	247
4493, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	15,000	255
4494, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	5,000	107
4500, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	15,000	25
4502, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	15,000	334
4504, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	15,000	414
4505, SWAP, USD 1 / (USD 0), : US16886AS74	3/20/2017	10,000	170
4506, SWAP, USD 1 / (USD 0), : JP1200551248	3/20/2017	15,000	239
4507, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	10,000	223
4508, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	15,000	255
4509, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4510, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214
4511, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	10,000	17
4512, SWAP, USD 1 / (USD 0), : US168863AS74	3/20/2017	10,000	170
4513, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	5,000	87
4515, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	10,000	276
4520, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	20,000	33
4521, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4522, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4523, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	10,000	223
4524, SWAP, USD 1 / (USD 0), : JP1200551248	3/20/2017	20,000	319
4525, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	10,000	276
4527, SWAP, USD 0.25 / (USD 0), : US317873AY36	3/20/2017	10,000	14
4529, SWAP, USD 1 / (USD 0), : SUS650162AP56	3/20/2017	10,000	267
4530, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	10,000	175
4563, SWAP, USD 1 / (USD 0), : US59156RAN89	6/20/2017	25,000	(512)
4564, SWAP, USD 1 / (USD 0), : US475070AD04	6/20/2017	25,000	(715)
4567, SWAP, USD 1 / (USD 0), : US026874AZ07	6/20/2017	25,000	(183)
4570, SWAP, USD 1 / (USD 0), : US026874AZ07	6/20/2017	25,000	(183)
4576, SWAP, USD 1 / (USD 0), : US141781AC86	6/20/2017	10,000	136
4577, SWAP, USD 1 / (USD 0), : US141781AC86	6/20/2017	5,000	68
4589, SWAP, USD 1 / (USD 0), : US42217KAL08	6/20/2017	10,000	(23)
4599, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4600, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4603, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4604, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	26,000	167
4622, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	25,000	161
4625, SWAP, USD 5 / (USD 0), : US345370BX76	6/20/2017	25,000	3,334
4631, SWAP, USD 1 / (USD 0), : US105756AL40	6/20/2017	10,000	25
4632, SWAP, USD 1 / (USD 0), : XS0114288789	6/20/2017	10,000	(67)
4633, SWAP, USD 1 / (USD 0), : US715638AP79	6/20/2017	10,000	73
4634, SWAP, USD 1 / (USD 0), : XS0203685788	6/20/2017	10,000	213
4635, SWAP, USD 1 / (USD 0), : XS0412694647	6/20/2017	10,000	275
4636, SWAP, USD 1 / (USD 0), : US731011AN26	6/20/2017	8,000	118
4675, SWAP, USD 1 / (USD 0), : US105756AL40	9/20/2017	5,700	2
4676, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	4,900	(50)
4677, SWAP, USD 1 / (USD 0), : US455780AQ93	9/20/2017	9,500	(77)
4678, SWAP, USD 1 / (USD 0), : US715638AP79	9/20/2017	9,000	49
4680, SWAP, USD 0.25 / (USD 0), : XS0417728325	9/20/2017	7,100	(8)
4684, SWAP, USD 1 / (USD 0), : US836205AJ33	9/20/2017	10,600	(168)
4686, SWAP, USD 1 / (USD 0), : US88322LAA70	9/20/2017	5,100	42
4709, SWAP, USD 1 / (USD 0), : JP1200551248	9/20/2017	4,000	51
4710, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	4,500	(46)
4711, SWAP, USD 0.25 / (USD 0), : XS0417728325	9/20/2017	3,000	(3)
4720, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	10,000	(101)
4721, SWAP, USD 1 / (USD 0), : US91086QAW87	9/20/2017	10,000	52
4724, SWAP, USD 1 / (USD 0), : US836205AJ33	9/20/2017	8,000	(127)
4725, SWAP, USD 1 / (USD 0), : US105756AL40	9/20/2017	8,000	2
4766, SWAP, USD 1 / (USD 0), : 12624KAD8	12/20/2017	15,000	(28)
4767, SWAP, USD 1 / (USD 0), : 46634GAB7	12/20/2017	15,000	49
4768, SWAP, USD 1 / (USD 0), : 92936CAJ8	12/20/2017	15,000	(202)
4769, SWAP, USD 1 / (USD 0), : 175305EEE1	12/20/2017	15,000	173
4770, SWAP, USD 1 / (USD 0), : 36248EAB1	12/20/2017	10,000	(134)
4772, SWAP, USD 1 / (USD 0), : 17305EDT9	12/20/2017	5,000	(61)
4773, SWAP, USD 1 / (USD 0), : 46636DAJ5	12/20/2017	10,000	36
4774, SWAP, USD 1 / (USD 0), : 36249KAC4	12/20/2017	10,000	62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4775, SWAP, USD 1 / (USD 0), : 17305EEE1	12/20/2017	5,000	66
4790, SWAP, USD 1 / (USD 0), : 617459AD4	12/20/2017	10,000	(535)
4792, SWAP, USD 1 / (USD 0), : 61761DAD4	12/20/2017	10,000	(535)
4797, SWAP, USD 1 / (USD 0), : 36248EAB1	12/20/2017	10,000	(351)
4798, SWAP, USD 1 / (USD 0), : 12624PAE5	12/20/2017	10,000	(195)
4799, SWAP, USD 1 / (USD 0), : 92936YAC5	12/20/2017	15,000	30
4800, SWAP, USD 1 / (USD 0), : 61761DAD4	12/20/2017	5,000	10
4802, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2017	22,000	44
4804, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	25,000	50
4808, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	27,000	54
4809, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	27,000	54
4811, SWAP, USD 1 / (USD 0), : 912810QV3	12/20/2017	15,000	30
4812, SWAP, USD 1 / (USD 0), : 912803DP5	12/20/2017	22,000	44
4815, SWAP, USD 1 / (USD 0), : 92930RBB7	12/20/2017	12,500	8
4816, SWAP, USD 1 / (USD 0), : 31359MEL3	12/20/2017	20,000	(26)
4817, SWAP, USD 1 / (USD 0), : 912810QH4	12/20/2017	20,000	(141)
4818, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2017	20,000	(390)
4820, SWAP, USD 1 / (USD 0), : 07401DAD3	12/20/2017	20,000	(514)
4821, SWAP, USD 1 / (USD 0), : 20176AB1	12/20/2017	20,000	1
4822, SWAP, USD 5 / (USD 0), : 912803DS9	12/20/2017	20,000	2,810
4828, SWAP, USD 1 / (USD 0), : 912803DS9	12/20/2017	22,000	44
4829, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	10,000	497
4830, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	10,000	125
4832, SWAP, USD 1 / (USD 0), : 912803DP5	12/20/2017	20,000	40
4833, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	50,000	99
4834, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	20,000	1
4835, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	20,000	(527)
4836, SWAP, USD 1 / (USD 0), : BAE2Z99E1	12/20/2017	25,000	50
4837, SWAP, USD 5 / (USD 0), : BRS0F7YG6	12/20/2017	25,000	3,512
4846, SWAP, USD 1 / (USD 0), : 31359MEL3	12/20/2016	19,000	(37)
4856, SWAP, USD 1 / (USD 0), : 12624QAR4	12/20/2017	12,500	25
4860, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2017	25,000	(32)
4861, SWAP, USD 1 / (USD 0), : 912803BF9	12/20/2017	25,000	1
4862, SWAP, USD 1 / (USD 0), : 912803BJ1	12/20/2017	20,000	(141)
4864, SWAP, USD 5 / (USD 0), : 912803DM2	12/20/2017	10,000	1,405
4875, SWAP, USD 1 / (USD 0), : 94987MAB7	12/20/2017	10,000	(97)
50953, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	283
50956, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	356
50961, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	284
50965, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	364
50966, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	3,500	245
50967, SWAP, USD 5 / (USD 0), : 912828QN3	12/20/2017	500	35

		$1,887,400	$18,511

The Company had no written options for the year ended December 31, 2012. At December 31, 2011, the Company had written options with a fair value of $0 and average fair value for the year of $(32) as these positions were sold during 2011. The Company had no realized gains or losses for the year ended December 31, 2011 related to these options.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $0 and average fair value for the year of $(6,356). At December 31, 2011, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(11,786) and average fair value for the year of $(10,682). The Company recognized losses of $1,929 for the year ended December 31, 2012, while having no realized gains or losses for the years ended December 31, 2011 related to these credit default swaps.

At December 31, 2012 and 2011, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2012	2011
Interest rate and currency swaps:
Receive floating—pay floating	$1,538,065	$1,592,865
Receive fixed—pay floating	12,433,324	12,082,972
Receive floating—pay fixed	4,490,128	4,052,254
Receive fixed—pay fixed	1,403,729	732,548

The Company recognized net realized gains (losses) from futures contracts in the amount of $(93,808), $147,183 and $(120,396) for the years ended December 31, 2012, 2011 and 2010, respectively.

Open futures contracts at December 31, 2012 and 2011, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2012
Short	(1,167)	S&P 500 March 2013 Futures	$(414,806)	$(414,314)
Long	6,220	US Ultra Bond March 2013 Futures	1,030,465	1,011,333

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2011
Short	(2,073)	S&P 500 March 2012 Futures	$(639,474)	$(649,159)
Long	13,040	US Ultra Bond March 2012 Futures	2,055,916	2,085,177

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, investments with an aggregate carrying value of $39,774,342 and $38,140,830, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2012	2011	2010
Direct premiums	$13,426,938	$13,297,032	$10,763,441
Reinsurance assumed—non affiliates	1,751,054	1,710,756	1,652,588
Reinsurance assumed—affiliates	185,147	222,283	427,231
Reinsurance ceded—non affiliates	(3,985,049)	(6,259,014)	(1,042,739)
Reinsurance ceded—affiliates	428,724	892,999	(2,635,402)

Net premiums earned	$11,806,814	$9,864,056	$9,165,119

The Company received reinsurance recoveries in the amount of $3,542,504, $2,756,316 and $2,580,994 during 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $618,208 and $705,476, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2012 and 2011 of $37,141,980 and $40,233,402, respectively.

The net amount of the reduction in surplus at December 31, 2012 and 2011, if all reinsurance agreements were cancelled, is $235,002 and $231,604, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012, the Company recaptured various blocks of business that were previously reinsured on various bases to two separate affiliates. The Company received recapture consideration of $63,624, released the associated funds withheld liability of $1,516,317, recaptured life, annuity and claim reserves of $1,628,072, recaptured other assets of $5,428 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $24,215, resulting in a pre-tax loss of $18,488, which has been included in the statement of operations.

Subsequently, the Company ceded a portion of this recaptured business to two separate non-affiliated entities. The Company paid a reinsurance premium of $1,508,278 and a ceding commission of $41,149, released life, annuity and claim reserves of $1,510,206 and released an after-tax IMR liability associated with the block of business in the amount of $90,462, resulting in a net of tax gain on the transaction in the amount of $64,969 (IMR after-tax gain of $90,462, less gross loss on reinsurance of $39,221, taxed at 35%), which has been credited directly to unassigned surplus. This gain will be recognized in income as earnings emerge on the reinsured block of business. During 2012, the Company amortized $3,261 of this deferred gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to various non-affiliated entities so they could perform the ultimate novation, for which no net consideration was received. Life and claim reserves recaptured were $70,992 and other assets were recaptured of $67,295, resulting in a pre-tax loss of $3,697, which has been included in the statement of operations.

Subsequent to these recaptures, the Company novated certain unaffiliated treaties that were previously ceded by the Company to various non-affiliated entities, in which consideration paid was $30,509, life and claim reserves released were $153,224, other assets transferred were $72,723 and a previously deferred unamortized gain resulting from the original cession of this business of $19,068 ($12,394 net of tax) was released in to income, resulting in a pre-tax gain of $69,060, which has been included in the statement of operations.

The Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $129,464 and other assets were exchanged in the amount of $10,748. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On April 26, 2011, Aegon N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the second, third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $3,337,294 which was included in the statement of operations, and a net of tax gain of $2,694,506 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings. Additional information surrounding these transactions is outlined below.

During the second quarter of 2011, the Company recaptured business that was previously reinsured on various bases to affiliates. The Company paid recapture consideration of $320,103, released the associated funds withheld liability of $13,808,943, recaptured reserves of $15,167,234, recaptured other net assets of $26,634 and released a prior deferred gain related to the initial transactions in the amount of $295,083, resulting in a pre-tax loss of $1,356,677, which has been included the statement of operations. The Company amortized $10,044 prior to the recaptures in 2011 and $4,978 in 2010 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Additionally, another affiliate recaptured certain business that had been previously reinsured by the Company on a coinsurance basis. The Company received recapture consideration of $14,200, released assets of $16,678 and released reserves of $16,685, resulting in a pre-tax gain of $14,207, which has been included in the statement of operations.

Subsequently, also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to an affiliate on a coinsurance and coinsurance funds withheld bases. The Company received an initial ceding commission of $40,097, established a funds withheld liability of $11,674,680, released reserves of $12,982,528, transferred other net assets of $364,305 and released an after-tax IMR liability in the amount of $146,227, resulting in a net of tax gain on the transactions in the amount of $785,593, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $30,393 and $27,742, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to a non-affiliate on a coinsurance basis. The Company paid an initial reinsurance premium of $1,486,693 and ceding commission of $21,270, released reserves and other liabilities of $1,486,692 and released an after-tax IMR liability associated with the block of business in the amount of $50,453, resulting in a net of tax gain on the transaction in the amount of $36,627, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $5,140 and $1,888, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During the last half of 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to two affiliates. The Company received recapture consideration of $243,415, recaptured reserves of $2,168,882, recaptured other assets of $72,124 and released a prior deferred gain related to the initial transactions in the amount of $861,479, resulting in a pre-tax loss of $991,864, which has been included in the statement of operations. The Company also recaptured business from a non-affiliate in a similar transaction. The Company paid recapture consideration of $734,171, recaptured reserves of $335,286 and recaptured other net assets of $51,045, resulting in a pre-tax loss of $1,018,412, which has been included in the statement of operations.

Subsequently, during the last half of 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a reinsurance premium of $273,178, received an initial ceding commission of $79,841, released reserves of $3,146,859, transferred other assets in the amount of $76,768 and released an after-tax IMR liability associated with the block of business in the amount of $33,567, resulting in a net of tax gain on the transaction of $1,903,457, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized $5,669 and $1,541 of the deferred gains related to the divestiture of the Transamerica Reinsurance operations to a non-affiliate into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divestiture of the Transamerica Reinsurance operations from several Aegon N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divestiture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $80,301, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

Effective September 30, 2011, the Company recaptured business previously coinsured to an affiliate. The Company received recapture consideration of $180,000, recaptured reserves of $1,681,459 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $710,014, resulting in a pre-tax loss of $791,445, which has been included in the statement of operations. Prior to the recaptures in 2011, the Company amortized $15,593 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Subsequently, the Company reinsured this business, along with

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

additional business, to a new affiliate on a coinsurance funds withheld basis. The Company established a funds withheld liability of $165,918 and released reserves of $1,714,045, resulting in a net of tax gain of $1,006,283, which has been credited directly to unassigned surplus. During 2011, the Company amortized $146 into earnings on a net of tax basis with a corresponding charge to unassigned surplus. The Company did not amortize any of this deferred gain into earnings during 2012.

Effective December 31, 2011, the Company recaptured business that was previously reinsured on a coinsurance funds withheld basis to a non-affiliate. The Company released the associated funds withheld liability of $6,689 and recaptured reserves of $13,812, resulting in a pre-tax loss of $7,123 which has been included in the statement of operations. Subsequently, the Company ceded that business, as well as additional in force business written and assumed by the Company and all new policies issued thereafter, on a coinsurance funds withheld basis to an affiliate. The Company established a funds withheld liability of $19,899 and released reserves of $34,659, resulting in a net of tax gain of $9,594, which has been credited directly to unassigned surplus. During 2012, the Company amortized $5,240 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective December 1, 2011, the Company recaptured a portion of a block of business that was previously reinsured on a coinsurance funds withheld basis to an affiliate. The Company received recapture consideration of $5,885, released the associated funds withheld liability of $2,518,729 and recaptured reserves of $2,511,973, resulting in a pre-tax gain of $12,641, which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $37,311, which included the recapture of IMR gains in the amount of $46,156 on an after-tax basis. Subsequently, on December 16, 2011, the Company ceded a portion of this business to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $19,537, transferred other assets in the amount of $2,497,844, released reserves of $2,497,844 and released an after-tax IMR liability associated with the block of business in the amount of $115,729, resulting in a net of tax gain in the amount of $103,030, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized $17,543 and $309 (net of tax) of this gain into earnings with a corresponding charge to unassigned surplus.

Effective December 16, 2011, the Company reinsured medium term notes to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $8,000, transferred other assets in the amount of $600,594 and released reserves of the same amount, resulting in a pre-tax loss of $8,000, which has been included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2010, the Company entered into a reinsurance agreement with an affiliate to assume on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis. Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets. The Company paid consideration of $193,000, resulting in a pre-tax loss of $193,000 which was included in the statement of operations.

During 2010, the Company entered into assumption reinsurance agreements in which the Company ceded group annuity and accident and health policies to an affiliate. Reserves of $71,040 were ceded, net assets in the amount of $83,170 were transferred and $12,118 consideration was paid. This transaction resulted in a net pre-tax loss to the Company of $24,248, which has been reflected in the statement of operations, as this transaction was deemed economic.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed term life policies from an affiliate. Life and claim reserves of $56,845 and $8,004, respectively, and other assets of $5,539 were assumed by the Company. The Company received consideration of $5,897. This transaction resulted in a net pre-tax loss to the Company of $53,413, which was reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic. The goodwill was to be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years. Amortization of goodwill for the year ended December 31, 2010 was $2,651. This business was a component of the business that was moved as a result of the divestiture of the Transamerica Reinsurance operations to SCOR, effective August 9, 2011. As a result, the goodwill associated with this business was fully written off in 2011.

Effective December 31, 2008, the Company ceded certain term life business to an affiliate on a funds withheld basis. Life and claim reserves of $505,004 and $6,874, respectively were released and the Company established other reserves of $28,680. The net of tax gain of $314,079 resulting from this transaction was credited directly to unassigned surplus. During the first quarter of 2010, the Company amortized $6,969, on a net of tax basis of this gain back into earnings. Effective April 1, 2010, the Company recaptured these term life insurance policies from the affiliate. Life and claim reserves of $484,646 and $3,108, respectively, were assumed along with other net assets of $24,933, resulting in a pre-tax loss of $462,821 which was recognized in the statement of operations. With the recapture of this business, the previously deferred gain associated with the original July 1, 2009 cession to the affiliate was released into the statement of operations in the amount of $454,900 ($295,685 after-tax).

Subsequent to the recapture and also effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede the same block of term life insurance policies to another affiliate on a coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net of tax gain of $300,833, which was deferred directly into unassigned surplus. During 2010, the Company

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. With the recapture of this business during 2011, the remaining unamortized previously deferred gain associated with the original April 1, 2010 cession to the affiliate was released into income from surplus in the amount of $289,633 on a net of tax basis.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,130, $1,073 and $1,019 of the liability in 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, the Company amortized deferred gains from reinsurance transactions occurring prior to 2010 of $28,528, $29,355 and $58,297, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from Transamerica Occidental Life Insurance Company’s (TOLIC) branch in Hong Kong. TOLIC merged in to the Company effective October 1, 2008. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years. Goodwill in the amount of $7,767, $8,053 and $8,335 was amortized during 2012, 2011 and 2010, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

During 2001, TOLIC novated certain traditional life insurance contracts to TFLIC, an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which had been fully amortized at December 31, 2010. The accretion of the deferred liability was $1,433 for 2010.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company reports a reinsurance deposit receivable of $167,223 and $156,620 as of December 31, 2012 and 2011, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2012, 2011 and 2010, the Company obtained letters of credit of $790,269, $841,411 and $804,032, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2012 and 2011 and the change from the prior year are comprised of the following components:

	December 31, 2012
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,112,530	$339,889	$1,452,419
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,112,530	339,889	1,452,419
Deferred Tax Assets Nonadmitted	349,584	—	349,584

Subtotal (Net Deferred Tax Assets)	762,946	339,889	1,102,835
Deferred Tax Liabilities	320,092	129,770	449,862

Net Admitted Deferred Tax Assets	$442,854	$210,119	$652,973

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,195,054	$426,364	$1,621,418
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,195,054	426,364	1,621,418
Deferred Tax Assets Nonadmitted	412,663	—	412,663

Subtotal (Net Deferred Tax Assets)	782,391	426,364	1,208,755
Deferred Tax Liabilities	329,726	162,421	492,147

Net Admitted Deferred Tax Assets	$452,665	$263,943	$716,608

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$(82,524)	$(86,475)	$(168,999)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(82,524)	(86,475)	(168,999)
Deferred Tax Assets Nonadmitted	(63,079)	—	(63,079)

Subtotal (Net Deferred Tax Assets)	(19,445)	(86,475)	(105,920)
Deferred Tax Liabilities	(9,634)	(32,651)	(42,285)

Net Admitted Deferred Tax Assets	$(9,811)	$(53,824)	$(63,635)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2012	2011	Change
Deferred Tax Assets:
Ordinary:
Discounting of unpaid losses	$2,848	$3,007	$(159)
Policyholder reserves	351,951	455,136	(103,185)
Investments	46,034	89,412	(43,378)
Deferred acquisition costs	505,352	532,831	(27,479)
Compensation and benefits accrual	31,260	24,149	7,111
Receivables—nonadmitted	28,128	23,090	5,038
Tax credit carry-forward	82,421	—	82,421
Assumption reinsurance	16,946	18,968	(2,022)
Corporate Provision	892	2,295	(1,403)
Other (including items <5% of ordinary tax assets)	46,698	46,166	532

Subtotal	1,112,530	1,195,054	(82,524)
Nonadmitted	349,584	412,663	(63,079)

Admitted ordinary deferred tax assets	762,946	782,391	(19,445)
Capital:
Investments	339,889	426,364	(86,475)

Subtotal	339,889	426,364	(86,475)

Admitted deferred tax assets	$1,102,835	$1,208,755	$(105,920)

	Year Ended December 31
	2012	2011	Change
Deferred Tax Liabilities:
Ordinary:
Investments	$103,663	$144,993	$(41,330)
Excess capital to offset ordinary	147,464	104,004	43,460
§807(f) adjustment	52,736	61,737	(9,001)
Separate account adjustments	16,229	17,572	(1,343)
Other (including items <5% of total ordinary tax liabilities)	—	1,420	(1,420)

Subtotal	320,092	329,726	(9,634)
Capital:
Investments	277,234	265,968	11,266
Excess capital to offset ordinary	(147,464)	(104,004)	(43,460)
Other (including items <5% of total capital tax liabilities)	—	457	(457)

Subtotal	129,770	162,421	(32,651)

Deferred tax liabilities	449,862	492,147	(42,285)

Net deferred tax assets/liabilities	$652,973	$716,608	$(63,635)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the year ended December 31, 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2012
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$116,426	$108,343	$224,769
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	326,428	101,776	428,204
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	326,428	101,776	428,204
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,641
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	320,092	129,770	449,862

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$762,946	$339,889	$1,102,835

	December 31, 2011*
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$141,807	$154,653	$296,460
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	310,858	109,291	420,149
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	310,858	109,291	420,149
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	700,221
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	329,726	162,420	492,146

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$782,391	$426,364	$1,208,755

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(25,381)	$(46,310)	$(71,691)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	15,570	(7,515)	8,055
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	15,570	(7,515)	8,055
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	17,420
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(9,634)	(32,650)	(42,284)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(19,445)	$(86,475)	$(105,920)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2012	2011
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	895%	806%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$4,789,621	$4,369,299

The impact of tax planning strategies at December 31, 2012 and 2011 was as follows:

	December 31, 2012
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	30%	7%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	38%	48%	41%

	December 31, 2011
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	0%	0%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	69%	41%	59%

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	30%	7%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	-31%	7%	-18%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2012	2011	Change
Current Income Tax
Federal	$(161,806)	$(174,039)	$12,233
Foreign	(698)	(879)	181

Subtotal	(162,504)	(174,918)	12,414

Federal income tax on net capital gains	94,705	185,043	(90,338)

Federal and foreign income taxes incurred	$(67,799)	$10,125	$(77,924)

	Year Ended December 31
	2011	2010	Change
Federal	$(174,039)	$(268,109)	$94,070
Foreign	(879)	(2,119)	1,240

Subtotal	(174,918)	(270,228)	95,310

Federal income tax on net capital gains	185,043	450,184	(265,141)

Federal and foreign income taxes incurred	$10,125	$179,956	$(169,831)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2012 or 2011.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2012	2011	2010
Current income taxes incurred	$(67,799)	$10,125	$179,956
Change in deferred income taxes	105,935	(136,907)	126,689
(without tax on unrealized gains and losses)

Total income tax reported	$38,136	$(126,782)	$306,645

Income before taxes	$795,047	$(2,260,735)	$1,443,732
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$278,266	$(791,257)	$505,306
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(36,188)	(31,014)	(27,413)
Tax credits	(58,619)	(62,184)	(57,815)
Tax-exempt income	(27)	(276)	(90)
Tax adjustment for IMR	(34,101)	(133,408)	(1,513)
Surplus adjustment for inforce ceded	(14,483)	863,606	(22,522)
Nondeductible expenses	774	8,166	3,213
Deferred tax benefit on other items in surplus	(4,103)	(15,569)	35,989
Provision to return	(13,629)	1,525	(5,730)
Life-owned life insurance	(4,268)	(3,786)	(3,741)
Dividends from certain foreign corporations	546	331	374
Statutory valuation allowance	—	—	(81,188)
Prior period adjustment	(51,467)	(26,684)	(57,775)
Pre-tax income of Single Member Liability Companies (SMLLC’s)	28,889	25,763	32,281
Transfer of basis	—	51,597	—
Intercompany dividends	(55,618)	(11,653)	(11,620)
Partnership permanent adjustment	1,014	2,290	2,402
Other	1,150	(4,229)	(3,513)

Total income tax reported	$38,136	$(126,782)	$306,645

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2012.

As of December 31, 2012, the Company had an $82,421 tax credit carryforward available for tax purposes. As of December 31, 2011, the Company had no tax credit carryforwards. As of December 31, 2012 and 2011, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $24,337, $25,193 and $187,671 during 2012, 2011 and 2010, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2012 and 2011 is $1,448 and $1,178, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,448. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2012, 2011 and 2010 is $1,102, ($3,883) and ($12,048), respectively. The total interest payable balance as of December 31, 2012 and 2011 is $95 and $1,197, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2012 and 2011.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2012, 2011 and 2010, premiums for life participating policies were $16,028, $17,183 and $18,274, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $8,651, $9,496 and $10,074 to policyholders during 2012, 2011 and 2010, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2012
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,613,239	$—	$—	$1,613,239	2%
At book value less surrender charge of 5% or more	570,607	—	—	570,607	1
At fair value	83,912	—	40,472,788	40,556,700	51

Total with adjustment or at fair value	2,267,758	—	40,472,788	42,740,546	54
At book value without adjustment (minimal or no charge or adjustment)	21,018,430	83,567	—	21,101,997	27
Not subject to discretionary withdrawal provision	15,474,341	65,241	36,789	15,576,371	19

Total annuity reserves and deposit liabilities	38,760,529	148,808	40,509,577	79,418,914	100%

Less reinsurance ceded	17,304,424	—	—	17,304,424

Net annuity reserves and deposit liabilities	$21,456,105	$148,808	$40,509,577	$62,114,490

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2011
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,756,726	$82,332	$—	$1,839,058	2%
At book value less surrender charge of 5% or more	3,561,563	—	—	3,561,563	5
At fair value	77,738	—	33,124,204	33,201,942	44

Total with adjustment or at fair value	5,396,027	82,332	33,124,204	38,602,563	51
At book value without adjustment (minimal or no charge or adjustment)	19,838,059	—	—	19,838,059	26
Not subject to discretionary withdrawal provision	17,057,943	66,860	34,803	17,159,606	23

Total annuity reserves and deposit liabilities	42,292,029	149,192	33,159,007	75,600,228	100%

Less reinsurance ceded	19,243,486	—	—	19,243,486

Net annuity reserves and deposit liabilities	$23,048,543	$149,192	$33,159,007	$56,356,742

Included in the liability for deposit-type contracts at December 31, 2012 and 2011 are $257,327 and $287,687, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2012, the contractual maturities were as follows:

Year	Amount
2013	$—
2014	257,327
2015	—
2016	—
2017	—
Thereafter	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $1,659,668 and $1,721,235 at December 31, 2012 and 2011, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$—	$396	$9,951	$9,341,436	$9,351,783

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$22,152	$43,089	$43,514,998	$43,580,239
Amortized cost	—	632,530	—	—	632,530

Total as of December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	43,478,209	43,478,209
At book value without fair value adjustment and with current surrender charge of less than 5%	—	632,530	—	—	632,530

Subtotal	—	632,530	—	43,478,209	44,110,739
Not subject to discretionary withdrawal	—	22,152	43,089	36,789	102,030

Total separate account liabilities at December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$—	$226	$9,994	$9,381,447	$9,391,667

Reserves for separate accounts as of December 31, 2011 with assets at:
Fair value	$—	$20,144	$46,716	$38,480,821	$38,547,681
Amortized cost	—	610,951	—	—	610,951

Total as of December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	82,332	—	—	82,332
At fair value	—	—	—	38,446,018	38,446,018
At book value without fair value adjustment and with current surrender charge of less than 5%	—	528,619	—	—	528,619

Subtotal	—	610,951	—	38,446,018	39,056,969
Not subject to discretionary withdrawal	—	20,144	46,716	34,803	101,663

Total separate account liabilities at December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$14,373	$12,735	$6,368,599	$6,395,707

Reserves for separate accounts as of December 31, 2010 with assets at:
Fair value	$—	$18,416	$45,818	$35,632,948	$35,697,182
Amortized cost	—	589,789	—	—	589,789

Total as of December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	80,801	—	—	80,801
At fair value	—	—	—	35,595,332	35,595,332
At book value without fair value adjustment and with current surrender charge of less than 5%	—	508,989	—	—	508,989

Subtotal	—	589,790	—	35,595,332	36,185,122
Not subject to discretionary withdrawal	—	18,415	45,818	37,616	101,849

Total separate account liabilities at December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2012	2011	2010
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,341,436	$9,383,003	$6,369,429
Transfers from separate accounts	(7,125,237)	(4,988,224)	(4,622,672)

Net transfers to separate accounts	2,216,199	4,394,779	1,746,757
Miscellaneous reconciling adjustments	817,767	772,389	154,773

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$3,033,966	$5,167,168	$1,901,530

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2012 and 2011, the Company’s separate account statement included legally insulated assets of $48,683,536 and $41,472,571, respectively. The assets legally insulated from general account claims at December 31, 2012 and 2011 are attributed to the following products:

	2012	2011
Group annuities	$17,051,144	$13,431,208
Variable annuities	25,509,279	21,175,176
Fixed universal life	610,585	593,065
Variable universal life	5,232,516	6,019,780
Variable life	171,104	158,187
Modified separate accounts	108,908	95,155

Total separate account assets	$48,683,536	$41,472,571

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $2,158,788 and $2,870,835, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $180,634, $124,027 and $107,662 to the general account in 2012, 2011 and 2010, respectively. During the years ended December 31, 2012, 2011 and 2010, the general account of the Company had paid $61,745, $28,556 and $76,405, respectively, toward separate account guarantees.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the Company reported guaranteed separate account assets at amortized cost in the amount of $619,780 and $616,365, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $693,462 and $658,928 at December 31, 2012 and 2011, respectively, which would have resulted in an unrealized gain of $73,682 and $42,563, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2012
Minimum guaranteed death benefit	$8,547,006	$531,351	$485,123
Minimum guaranteed income benefit	5,385,861	2,335,881	1,909,075
Guaranteed premium accumulation fund	188,099	17,064	—
Minimum guaranteed withdrawal benefit	16,521,109	33,780	1,757
December 31, 2011
Minimum guaranteed death benefit	$8,216,929	$699,903	$620,534
Minimum guaranteed income benefit	5,564,562	2,886,163	2,364,909
Guaranteed premium accumulation fund	151,702	13,223	—
Minimum guaranteed withdrawal benefit	12,501,566	43,089	3,445

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2012 and 2011, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2012
Life and annuity:
Ordinary first-year business	$3,434	$1,678	$1,756
Ordinary renewal business	559,469	3,741	555,728
Group life business	4,716	2,760	1,956
Credit life business	1,322	—	1,322
Reinsurance ceded	(458,956)	—	(458,956)

	109,985	8,179	101,806
Accident and health	23,485	—	23,485

	$133,470	$8,179	$125,291

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2011
Life and annuity:
Ordinary first-year business	$5,227	$244	$4,983
Ordinary renewal business	586,196	4,737	581,459
Group life business	17,545	2,251	15,294
Credit life business	1,175	—	1,175
Reinsurance ceded	(492,439)	—	(492,439)

	117,704	7,232	110,472
Accident and health	20,711	—	20,711

	$138,415	$7,232	$131,183

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2012 and 2011, the Company had insurance in force aggregating $95,138,990 and $119,164,169, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $676,461 and $817,479 to cover these deficiencies as of December 31, 2012 and 2011, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2013, without the prior approval of insurance regulatory authorities, is $1,174,090.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company paid an ordinary common stock dividend of $159,410 to its common stock shareholder, Transamerica International Holdings, Inc. on December 21, 2012. The Company paid ordinary preferred stock dividends of $103,910 and $36,680 to its preferred stock shareholders, Transamerica Corporation and Aegon USA, LLC, respectively, on December 21, 2012.

The Company received common stock dividends of $150,000 on October 9, 2012 and $5,000 on June 1, 2012, from its subsidiaries, TLB and Garnet Assurance Corporation III, respectively.

The Company received a return of capital of $59 from its subsidiary, Life Investors Alliance, on September 30, 2011. The Company made an initial capital contribution of $255,000 to its subsidiary, TRRI, on September 27, 2011. This amount consisted of a $252,500 cash capital contribution and $2,500 in consideration for TRRI’s stock.

The Company received a capital contribution of $200,000 from its parent company, Transamerica International Holdings, Inc., on May 27, 2011.

The Company did not pay any dividends in 2011. The Company paid a common stock dividend of $1,260,830 to its common stock shareholder, TIHI, on December 23, 2010. The Company paid preferred stock dividends of $36,260 and $102,910 to its preferred stock shareholders, Aegon and Transamerica, respectively, on December 23, 2010.

The Company received preferred and common stock dividends of $430 and $37,370, respectively, from TFLIC on December 21, 2011.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from Aegon in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Additional information related to the outstanding surplus notes at December 31, 2012 and 2011 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2012	$150,000	$9,000	$90,000	$2,250
2011	$150,000	$9,000	$81,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2012 and 2011, respectively, securities in the amount of $2,064,426 and $3,425,216 were on loan under securities lending agreements as a part of this program. At December 31, 2012, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,159,184 and $3,517,849 at December 31, 2012 and 2011, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,142,404
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,142,404
Securities received	—

Total collateral received	$2,142,404

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$191,636	$191,636
30 days or less	820,819	820,815
31 to 60 days	762,167	762,167
61 to 90 days	257,173	257,173
91 to 120 days	97,568	97,568
1 to 2 years	17,117	17,133
2 to 3 years	13,738	12,692

Total	2,160,218	2,159,184
Securities received	—	—

Total collateral reinvested	$2,160,218	$2,159,184

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,160,580 (fair value of $2,159,184) that are currently tradable securities that could be sold and used to pay for the $2,142,404 in collateral calls that could come due under a worst-case scenario.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $23,983, $20,647 and $18,324 for the years ended December 31, 2012, 2011 and 2010, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees participate in a contributory defined contribution plan sponsored by Aegon, which is qualified under Section 401(k) of the Internal Revenue Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $11,501, $10,237 and $10,390 for the years ended December 31, 2012, 2011 and 2010, respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible annual compensation. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2012, 2011 and 2010 was negligible. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of Aegon and the Company.

In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $7,018, $3,951 and $4,609 related to these plans for the years ended December 31, 2012, 2011 and 2010, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between Aegon companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $209,527, $75,124 and $46,373 during 2012, 2011 and 2010, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust. The Company received $74,457, $60,237 and $51,177 for these services during 2012, 2011 and 2010, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $70,768, $79,375 and $67,790 for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, respectively, the Company reported a net amount of receivables (payables) from (to) affiliates of $44,001 and $(88,949). Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company had short-term intercompany notes receivable of $411,200 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$20,900	August 30, 2013	0.12%
AEGON	200,000	September 4, 2013	0.12
AEGON	22,800	September 24, 2013	0.12
AEGON	62,400	September 25, 2013	0.12
AEGON	32,500	October 25, 2013	0.12
AEGON	72,600	October 26, 2013	0.12

At December 31, 2011, the Company had short-term intercompany notes receivable of $185,100 as follows. This note was repaid prior to its due date.

Receivable from	Amount	Due By	Interest Rate
AEGON	$185,100	December 28, 2012	0.12%

During 2012, 2011 and 2010, the Company paid net interest of $112, $252 and $142, respectively, to affiliates.

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $152,524 and $148,230 at December 31, 2012 and 2011, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2012 and 2011, the cash surrender value of these policies was $156,981 and $153,701, respectively.

13. Commitments and Contingencies

At December 31, 2012 and 2011, the Company has mortgage loan commitments of $29,562 and $65,654, respectively. The Company has contingent commitments for $245,514 and $384,572 as of December 31, 2012 and 2011, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $23,053 and $53,963, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company has private placement commitments outstanding of $9,979. There were no private placement commitments outstanding as of December 31, 2011.

There were no securities being acquired on a “to be announced” (TBA) basis as of December 31, 2012. At December 31, 2011, the net amount of securities being acquired on a TBA basis was $10,206.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2012 and 2011, the Company has pledged invested assets with a carrying value of $68,410 and $161,542, respectively, and fair value of $76,776 and $184,431, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2012 and 2011, respectively, was $971,255 and $1,094,873. In addition, securities in the amount of $619,879 and $382,069 were also posted to the Company as of December 31, 2012 and 2011, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2012 and 2011, the Company has pledged invested assets with a carrying amount of $95,275 and $138,841, respectively, and fair value of $97,707 and $138,667, respectively, in conjunction with these transactions.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-21 years. The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2012 or 2011, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $245 and $309 at December 31, 2012 and 2011, respectively. No payments are required as of December 31, 2012. The current assessment of risk of making payments under these guarantees is remote.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2012, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2012, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s (S&P) Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2012, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2012 and 2011, TLB holds related statutory-basis policy and claim reserves of $384,529 and $267,940, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2012, there is no payment or performance risk because TLB is not insolvent as of this date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2012 or 2011, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2012 and 2011 for the total payout block is $3,688,696 and $3,770,907, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2012 and 2011:

	December 31
	2012	2011
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$384,774	$268,249

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	384,529	267,940
Other	245	309

Total impact if action required	$384,774	$268,249

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued funding agreements to FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. In addition, FHLB requires their common stock to be purchased.

	Year Ended December 31
	2012	2011
FHLB stock purchased/owned as part of the agreement	$137,938	$160,188
Collateral pledged to the FHLB	3,185,216	3,099,800
Borrowing capacity currently available	5,865,876	6,764,980
Agreement General Account
Assets	2,568,722	2,499,839
Liabilities	1,975,268	2,475,393

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,545,786 and $1,848,101 as of December 31, 2012 and 2011, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2012 and 2011.

As of December 31, 2012 and 2011, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $470 and $490, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

During 2010, the Company recorded a one-time provision to general insurance expenses of $140,000 for settlement of a dispute related to a Bank Owned Life Insurance (BOLI) policy in the United States. Subsequent to the disruption in the credit market, which affected the investment value of the policy’s underlying assets, a suit was filed alleging that the policy terms were not sufficiently fulfilled by Aegon.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $26,107 and $33,490 and an offsetting premium tax benefit of $5,044 and $4,744 at December 31, 2012 and 2011, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(4,325), $(3,645) and $2,465, for the years ended December 31, 2012, 2011 and 2010, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $89,724 and $88,828 for municipal repurchase agreements as of December 31, 2012 and 2011, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $85,713 and $94,288, respectively, and fair values of $92,872 and $99,880, respectively, as of December 31, 2012 and 2011. These securities have maturity dates that range from 2013 to 2025.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from seven days to sixteen months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

At December 31, 2012, the Company had dollar repurchase agreements outstanding in the amount of $82,026. The Company did not participate in dollar repurchase agreements at December 31, 2011.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$85,269
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	85,269
Securities received	—

Total collateral received	$85,269

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2012 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/ (Loss)
Bonds:
NAIC 3	4	$6,827	$7,041	$240
NAIC 4	12	17,865	18,792	949
NAIC 5	4	5,756	5,759	(28)
NAIC 6	1	1,020	1,023	(40)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2012 through the date the financial statements are issued.

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2012

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$3,944,595	$4,798,184	$3,944,753
States, municipalities and political subdivisions	765,707	838,916	765,556
Foreign governments	527,762	574,808	527,762
Hybrid securities	933,577	792,433	930,882
All other corporate bonds	30,667,839	33,740,350	30,512,613
Preferred stocks	111,506	111,258	111,471

Total fixed maturities	36,950,986	40,855,949	36,793,037
Equity securities
Common stocks:
Industrial, miscellaneous and all other	167,843	218,026	218,026

Total equity securities	167,843	218,026	218,026
Mortgage loans on real estate	5,730,665		5,730,665
Real estate	83,054		83,054
Policy loans	708,794		708,794
Other long-term investments	1,318,082		1,318,082
Receivable for Securities	4,475		4,475
Securities Lending	2,160,218		2,160,218
Cash, cash equivalents and short-term investments	3,974,902		3,974,902

Total investments	$51,099,019		$50,991,253

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $115,527 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $0 due to having an NAIC 6 rating.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2012
Individual life	$13,805,986	$—	$197,787	$1,058,471	$803,205	$1,731,950	$(1,363,563)
Individual health	3,154,346	95,888	126,252	457,502	218,644	458,994	68,566
Group life and health	1,452,548	13,761	61,621	342,755	117,963	267,986	164,138
Annuity	15,866,274	—	22,285	9,948,086	1,589,715	5,569,306	5,850,131

	$34,279,154	$109,649	$407,945	$11,806,814	$2,729,527	$8,028,236	$4,719,272

Year ended December 31, 2011
Individual life	$13,797,712	$—	$179,695	$242,721	$767,798	$1,288,152	$934,829
Individual health	2,993,069	97,990	134,931	438,582	202,494	420,327	151,433
Group life and health	1,430,308	14,510	58,498	337,648	88,118	272,474	119,561
Annuity	16,637,184	—	23,495	8,845,105	1,557,448	5,006,408	6,597,799

	$34,858,273	$112,500	$396,619	$9,864,056	$2,615,858	$6,987,361	$7,803,622

Year ended December 31, 2010
Individual life	$14,015,969	$—	$256,354	$1,411,484	$993,846	$1,938,525	$1,109,156
Individual health	2,906,758	102,601	137,513	492,364	199,500	437,569	150,292
Group life and health	1,413,616	15,466	96,571	330,139	75,398	281,807	114,825
Annuity	17,990,509	—	26,915	6,931,132	1,650,427	5,378,791	3,520,890

	$36,326,852	$118,067	$517,353	$9,165,119	$2,919,171	$8,036,692	$4,895,163

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2012
Life insurance in force	$455,851,953	$987,454,502	$666,160,317	$134,557,768	495%

Premiums:
Individual life	2,390,267	3,106,662	1,774,866	1,058,471	168%
Individual health	531,328	153,252	79,426	457,502	17%
Group life and health	452,512	129,841	20,084	342,755	6%
Annuity	10,052,831	166,570	61,825	9,948,086	1%

	$13,426,938	$3,556,325	$1,936,201	$11,806,814	16%

Year ended December 31, 2011
Life insurance in force	$452,085,562	$1,075,361,646	$732,908,307	$109,632,223	669%

Premiums:
Individual life	$2,300,979	$3,793,088	$1,734,830	$242,721	715%
Individual health	535,034	215,579	119,127	438,582	27%
Group life and health	417,156	109,724	30,216	337,648	9%
Annuity	10,043,863	1,247,624	48,866	8,845,105	1%

	$13,297,032	$5,366,015	$1,933,039	$9,864,056	20%

Year ended December 31, 2010
Life insurance in force	$459,820,666	$969,368,385	$731,229,732	$221,682,013	330%

Premiums:
Individual life	$2,631,499	$3,101,663	$1,881,648	$1,411,484	133%
Individual health	536,163	154,031	110,232	492,364	22%
Group life and health	398,638	87,932	19,433	330,139	6%
Annuity	7,197,141	334,516	68,507	6,931,132	1%

	$10,763,441	$3,678,142	$2,079,820	$9,165,119	23%

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2012 and 2011

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2012 and 2011

The Board of Directors and Contract Owners

Of Separate Account VA-2L

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA-2L (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA-2L, at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa

April 22, 2013

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	Money Market	Appreciation	Growth and Income	International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	62,430,422.270	1,275,157.660	1,312,751.995	659,513.210

Cost	$62,430,422	$42,886,378	$26,520,900	$11,924,616

Number of shares - Service	—	368,640.811	320,498.776	149,486.324

Cost	$—	$12,819,585	$6,813,612	$2,668,642

Investments in mutual funds, Level 1 quoted prices at net asset value	$62,430,422	$66,443,424	$36,052,255	$13,635,248
Receivable for units sold	—	—	—	3

Total assets	62,430,422	66,443,424	36,052,255	13,635,251

Liabilities
Payable for units redeemed	797	5	6	—

Total net assets	$62,429,625	$66,443,419	$36,052,249	$13,635,251

Net Assets:
Deferred annuity contracts terminable by owners	$62,429,625	$66,443,419	$36,052,249	$13,635,251

Total net assets	$62,429,625	$66,443,419	$36,052,249	$13,635,251

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	Money Market	Appreciation	Growth and Income	International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	1,023,208	—	—	—

M&E - 1.40%	43,178,890	1,067,156	835,163	433,239

M&E - 1.45%	1,830,854	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$1.031667	$—	$—	$—

M&E - 1.40%	$1.378328	$48.358114	$34.690772	$25.665704

M&E - 1.45%	$1.015560	$—	$—	$—

M&E - 1.50%	$1.013271	$—	$—	$—

M&E - 1.65%	$0.995542	$—	$—	$—

M&E - 1.70%	$0.990574	$—	$—	$—

M&E - 1.80%	$0.980762	$—	$—	$—

M&E - 1.85%	$0.975882	$—	$—	$—

M&E - 1.90%	$0.975475	$—	$—	$—

M&E - 2.10%	$0.957061	$—	$—	$—

M&E - 2.30%	$0.939161	$—	$—	$—

M&E - 2.50%	$0.921544	$—	$—	$—

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	Money Market	Appreciation	Growth and Income	International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	884,949	179,388	35,205

M&E - 1.40%	—	255,895	184,748	81,948

M&E - 1.45%	—	1,124,934	511,878	249,969

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$—	$1.425566	$1.224607	$1.696605

M&E - 1.40%	$—	$46.885196	$33.792512	$24.877669

M&E - 1.45%	$—	$1.403253	$1.205418	$1.669991

M&E - 1.50%	$—	$1.638337	$1.481757	$2.012505

M&E - 1.65%	$—	$1.614562	$1.508515	$2.062875

M&E - 1.70%	$—	$1.606507	$1.501014	$2.052612

M&E - 1.80%	$—	$1.590554	$1.486136	$2.032245

M&E - 1.85%	$—	$1.582667	$1.478697	$2.022123

M&E - 1.90%	$—	$1.577138	$1.426436	$1.937321

M&E - 2.10%	$—	$1.547504	$1.399641	$1.900912

M&E - 2.30%	$—	$1.518493	$1.373370	$1.865237

M&E - 2.50%	$—	$1.490069	$1.347654	$1.830304

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	International Value	Quality Bond	Opportunistic Small Cap	Dreyfus Stock Index
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	654,774.657	2,467,688.866	707,140.410	1,340,484.159

Cost	$8,139,992	$27,371,940	$24,762,990	$37,392,946

Number of shares - Service	380,622.137	1,369,590.989	117,447.075	364,317.546

Cost	$5,000,405	$15,183,447	$3,878,241	$10,769,955

Investments in mutual funds, Level 1 quoted prices at net asset value	$10,167,596	$47,437,045	$26,044,192	$54,329,555
Receivable for units sold	3	—	—	—

Total assets	10,167,599	47,437,045	26,044,192	54,329,555

Liabilities
Payable for units redeemed	—	3	2	2

Total net assets	$10,167,599	$47,437,042	$26,044,190	$54,329,553

Net Assets:
Deferred annuity contracts terminable by owners	$10,167,599	$47,437,042	$26,044,190	$54,329,553

Total net assets	$10,167,599	$47,437,042	$26,044,190	$54,329,553

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	International Value	Quality Bond	Opportunistic Small Cap	Dreyfus Stock Index
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	384,193	1,113,078	259,758	805,857

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$16.736088	$27.446405	$86.188169	$52.996760

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	International Value	Quality Bond	Opportunistic Small Cap	Dreyfus Stock Index
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	203,405	1,151,331	149,781	440,386

M&E - 1.40%	181,757	465,481	37,032	190,998

M&E - 1.45%	396,434	1,938,234	428,476	913,640

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.270039	$1.469150	$0.984482	$1.348154

M&E - 1.40%	$16.416338	$26.623196	$83.535962	$51.391203

M&E - 1.45%	$1.250137	$1.446148	$0.969034	$1.327016

M&E - 1.50%	$1.597104	$1.346005	$1.270116	$1.568348

M&E - 1.65%	$1.535903	$1.387085	$1.310224	$1.615300

M&E - 1.70%	$1.528260	$1.380173	$1.303689	$1.607266

M&E - 1.80%	$1.513061	$1.366510	$1.290791	$1.591297

M&E - 1.85%	$1.505549	$1.359714	$1.284367	$1.583357

M&E - 1.90%	$1.537456	$1.295753	$1.222637	$1.509849

M&E - 2.10%	$1.508537	$1.271417	$1.199613	$1.481449

M&E - 2.30%	$1.480235	$1.247546	$1.177128	$1.453651

M&E - 2.50%	$1.452520	$1.224180	$1.155076	$1.426438

See accompanying notes.

7

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	The Dreyfus Socially Responsible Growth	Core Value	MidCap Stock	Technology Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	335,469.690	687,129.150	760,788.064	909,387.148

Cost	$9,894,752	$10,402,340	$9,864,853	$7,721,092

Number of shares - Service	60,931.803	794,200.123	516,856.614	174,238.655

Cost	$1,531,930	$12,930,181	$6,918,614	$1,557,685

Investments in mutual funds, Level 1 quoted prices at net asset value	$13,162,371	$21,201,034	$20,017,963	$14,929,428
Receivable for units sold	—	—	6	4

Total assets	13,162,371	21,201,034	20,017,969	14,929,432

Liabilities
Payable for units redeemed	2	5	—	—

Total net assets	$13,162,369	$21,201,029	$20,017,969	$14,929,432

Net Assets:
Deferred annuity contracts terminable by owners	$13,162,369	$21,201,029	$20,017,969	$14,929,432

Total net assets	$13,162,369	$21,201,029	$20,017,969	$14,929,432

See accompanying notes.

8

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	The Dreyfus Socially Responsible Growth	Core Value	MidCap Stock	Technology Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	334,168	706,008	667,335	1,369,458

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$33.369462	$13.898150	$17.875820	$9.190440

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

9

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	The Dreyfus Socially Responsible Growth	Core Value	MidCap Stock	Technology Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	81,691	396,824	338,155	80,271

M&E - 1.40%	55,453	669,990	374,689	221,616

M&E - 1.45%	99,959	1,436,156	652,465	175,781

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.200889	$1.240729	$1.543218	$1.462361

M&E - 1.40%	$32.371351	$13.645748	$17.550138	$8.903238

M&E - 1.45%	$1.182058	$1.221285	$1.519033	$1.439435

M&E - 1.50%	$1.506296	$1.494350	$1.830820	$1.835022

M&E - 1.65%	$1.515636	$1.513117	$1.913858	$2.017195

M&E - 1.70%	$1.508056	$1.505596	$1.904301	$2.007155

M&E - 1.80%	$1.493123	$1.490639	$1.885453	$1.987252

M&E - 1.85%	$1.485758	$1.483250	$1.876100	$1.977394

M&E - 1.90%	$1.450044	$1.438533	$1.762418	$1.766490

M&E - 2.10%	$1.422803	$1.411444	$1.729318	$1.733274

M&E - 2.30%	$1.396103	$1.385022	$1.696868	$1.700738

M&E - 2.50%	$1.369973	$1.359058	$1.665072	$1.668911

See accompanying notes.

10

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth	TA AEGON Tactical Vanguard ETF - Balanced - SC	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA AEGON Tactical Vanguard ETF - Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	410,452.293	—	—	—

Cost	$9,294,260	$—	$—	$—

Number of shares - Service	—	26,833.411	10,626.877	311.645

Cost	$—	$275,309	$110,911	$3,154

Investments in mutual funds, Level 1 quoted prices at net asset value	$9,969,886	$281,214	$111,370	$3,191
Receivable for units sold	1	—	—	—

Total assets	9,969,887	281,214	111,370	3,191

Liabilities
Payable for units redeemed	—	—	—	—

Total net assets	$9,969,887	$281,214	$111,370	$3,191

Net Assets:
Deferred annuity contracts terminable by owners	$9,969,887	$281,214	$111,370	$3,191

Total net assets	$9,969,887	$281,214	$111,370	$3,191

See accompanying notes.

11

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth	TA AEGON Tactical Vanguard ETF - Balanced - SC	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA AEGON Tactical Vanguard ETF - Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	20,619	—	—	—

M&E - 1.40%	657,089	—	—	—

M&E - 1.45%	91,611	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$1.484781	$—	$—	$—

M&E - 1.40%	$14.922463	$—	$—	$—

M&E - 1.45%	$1.461475	$—	$—	$—

M&E - 1.50%	$1.621091	$—	$—	$—

M&E - 1.65%	$1.735697	$—	$—	$—

M&E - 1.70%	$1.727104	$—	$—	$—

M&E - 1.80%	$1.709962	$—	$—	$—

M&E - 1.85%	$1.701475	$—	$—	$—

M&E - 1.90%	$1.560518	$—	$—	$—

M&E - 2.10%	$1.531217	$—	$—	$—

M&E - 2.30%	$1.502451	$—	$—	$—

M&E - 2.50%	$1.474365	$—	$—	$—

See accompanying notes.

12

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth	TA AEGON Tactical Vanguard ETF - Balanced - SC	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA AEGON Tactical Vanguard ETF - Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	270,361	109,312	3,116

M&E - 1.45%	—	5,243	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$—	$1.021034	$1.019500	$1.024980

M&E - 1.40%	$—	$1.020360	$1.018822	$1.024308

M&E - 1.45%	$—	$1.020022	$1.018486	$1.023963

M&E - 1.50%	$—	$1.019685	$1.018152	$1.023631

M&E - 1.65%	$—	$1.018679	$1.017143	$1.022618

M&E - 1.70%	$—	$1.018341	$1.016813	$1.022284

M&E - 1.80%	$—	$1.017676	$1.016144	$1.021615

M&E - 1.85%	$—	$1.017346	$1.015807	$1.021278

M&E - 1.90%	$—	$1.017003	$1.015477	$1.020948

M&E - 2.10%	$—	$1.015674	$1.014150	$1.019603

M&E - 2.30%	$—	$1.014343	$1.012824	$1.018273

M&E - 2.50%	$—	$1.013026	$1.011500	$1.016940

See accompanying notes.

13

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Balanced - SC	TA Legg Mason Dynamic Allocation - Growth - SC	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	1,897.738	312.260	53,073.979	7,351.966

Cost	$19,351	$3,154	$564,627	$84,486

Investments in mutual funds, Level 1 quoted prices at net asset value	$19,338	$3,166	$571,607	$85,944
Receivable for units sold	—	—	—	1

Total assets	19,338	3,166	571,607	85,945

Liabilities
Payable for units redeemed	—	—	1	—

Total net assets	$19,338	$3,166	$571,606	$85,945

Net Assets:
Deferred annuity contracts terminable by owners	$19,338	$3,166	$571,606	$85,945

Total net assets	$19,338	$3,166	$571,606	$85,945

See accompanying notes.

14

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Balanced - SC	TA Legg Mason Dynamic Allocation - Growth - SC	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

15

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Balanced - SC	TA Legg Mason Dynamic Allocation - Growth - SC	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	19,155	3,152	559,093	80,935

M&E - 1.45%	—	—	—	3,412

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.010238	$1.005291	$1.023061	$1.019619

M&E - 1.40%	$1.009577	$1.004616	$1.022380	$1.018952

M&E - 1.45%	$1.009242	$1.004290	$1.022044	$1.018610

M&E - 1.50%	$1.008908	$1.003956	$1.021710	$1.018279

M&E - 1.65%	$1.007913	$1.002962	$1.020696	$1.017271

M&E - 1.70%	$1.007584	$1.002635	$1.020362	$1.016943

M&E - 1.80%	$1.006923	$1.001982	$1.019701	$1.016267

M&E - 1.85%	$1.006593	$1.001649	$1.019364	$1.015940

M&E - 1.90%	$1.006254	$1.001328	$1.019031	$1.015605

M&E - 2.10%	$1.004946	$1.000015	$1.017689	$1.014269

M&E - 2.30%	$1.003631	$0.998700	$1.016364	$1.012944

M&E - 2.50%	$1.002319	$0.997398	$1.015031	$1.011623

See accompanying notes.

16

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Growth - SC	TA Market Participation Strategy - SC	TA PIMCO Tactical - Balanced - SC	TA PIMCO Tactical - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	—	—	3,650.740	311.334

Cost	$—	$—	$37,777	$3,154

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$37,785	$3,157
Receivable for units sold	—	—	—	—

Total assets	—	—	37,785	3,157

Liabilities
Payable for units redeemed	—	—	—	—

Total net assets	$—	$—	$37,785	$3,157

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$37,785	$3,157

Total net assets	$—	$—	$37,785	$3,157

See accompanying notes.

17

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Growth - SC	TA Market Participation Strategy - SC	TA PIMCO Tactical - Balanced - SC	TA PIMCO Tactical - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.70%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.10%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

M&E - 2.50%	$—	$—	$—	$—

See accompanying notes.

18

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Growth - SC	TA Market Participation Strategy - SC	TA PIMCO Tactical - Balanced - SC	TA PIMCO Tactical - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	38,047	3,170

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.70%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.10%	—	—	—	—

M&E - 2.30%	—	—	—	—

M&E - 2.50%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.027195	$0.990317	$0.993410	$0.996292

M&E - 1.40%	$1.026515	$0.990036	$0.993131	$0.996015

M&E - 1.45%	$1.026180	$0.989890	$0.992993	$0.995871

M&E - 1.50%	$1.025846	$0.989747	$0.992854	$0.995730

M&E - 1.65%	$1.024831	$0.989330	$0.992428	$0.995308

M&E - 1.70%	$1.024489	$0.989191	$0.992290	$0.995161

M&E - 1.80%	$1.023820	$0.988910	$0.992006	$0.994882

M&E - 1.85%	$1.023484	$0.988770	$0.991871	$0.994744

M&E - 1.90%	$1.023148	$0.988629	$0.991729	$0.994601

M&E - 2.10%	$1.021802	$0.988077	$0.991172	$0.994035

M&E - 2.30%	$1.020467	$0.987515	$0.990610	$0.993481

M&E - 2.50%	$1.019139	$0.986966	$0.990058	$0.992925

See accompanying notes.

19

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

TA PIMCO Tactical - Growth - SC
Subaccount
Assets
Investment in securities:
Number of shares - Initial	—

Cost	$—

Number of shares - Service	323.474

Cost	$3,154

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,173
Receivable for units sold	—

Total assets	3,173

Liabilities
Payable for units redeemed	—

Total net assets	$3,173

Net Assets:
Deferred annuity contracts terminable by owners	$3,173

Total net assets	$3,173

See accompanying notes.

20

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

TA PIMCO Tactical - Growth - SC
Subaccount
Accumulation units outstanding - Initial:
M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.50%	—

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

Accumulation unit value - Initial:
M&E - 1.30%	$—

M&E - 1.40%	$—

M&E - 1.45%	$—

M&E - 1.50%	$—

M&E - 1.65%	$—

M&E - 1.70%	$—

M&E - 1.80%	$—

M&E - 1.85%	$—

M&E - 1.90%	$—

M&E - 2.10%	$—

M&E - 2.30%	$—

M&E - 2.50%	$—

See accompanying notes.

21

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2012

TA PIMCO Tactical - Growth - SC
Subaccount
Accumulation units outstanding - Service:
M&E - 1.30%	—

M&E - 1.40%	3,212

M&E - 1.45%	—

M&E - 1.50%	—

M&E - 1.65%	—

M&E - 1.70%	—

M&E - 1.80%	—

M&E - 1.85%	—

M&E - 1.90%	—

M&E - 2.10%	—

M&E - 2.30%	—

M&E - 2.50%	—

Accumulation unit value - Service:
M&E - 1.30%	$0.988238

M&E - 1.40%	$0.987957

M&E - 1.45%	$0.987812

M&E - 1.50%	$0.987676

M&E - 1.65%	$0.987256

M&E - 1.70%	$0.987114

M&E - 1.80%	$0.986837

M&E - 1.85%	$0.986697

M&E - 1.90%	$0.986557

M&E - 2.10%	$0.985997

M&E - 2.30%	$0.985444

M&E - 2.50%	$0.984897

See accompanying notes.

22

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Money Market	Appreciation	Growth and Income	International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$88,120,158	$73,204,593	$41,521,851	$17,942,048

Investment income:
Dividends	4,489	1,178,718	468,461	335,249
Investment expenses:
Mortality and expense risk and other charges	1,112,878	989,419	543,093	220,595

Net investment income (loss)	(1,108,389)	189,299	(74,632)	114,654
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	5,196	(827,330)	29,310

Net realized capital gains (losses) on investments	—	5,196	(827,330)	29,310
Net change in unrealized appreciation (depreciation)	—	4,910,628	(696,974)	(2,695,756)

Net gain (loss) on investment	—	4,915,824	(1,524,304)	(2,666,446)
Increase (decrease) in net assets from operations	(1,108,389)	5,105,123	(1,598,936)	(2,551,792)

Increase (decrease) in net assets from contract transactions	(13,095,715)	(8,460,499)	(4,549,757)	(2,054,716)

Total increase (decrease) in net assets	(14,204,104)	(3,355,376)	(6,148,693)	(4,606,508)

Net Assets as of December 31, 2011	$73,916,054	$69,849,217	$35,373,158	$13,335,540

Investment income:
Dividends	25	2,508,353	508,159	54,092
Investment expenses:
Mortality and expense risk and other charges	955,363	986,142	516,915	191,906

Net investment income (loss)	(955,338)	1,522,211	(8,756)	(137,814)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	763,649	(291,629)	(507,869)

Net realized capital gains (losses) on investments	—	763,649	(291,629)	(507,869)
Net change in unrealized appreciation (depreciation)	—	3,787,236	5,893,510	3,307,428

Net gain (loss) on investment	—	4,550,885	5,601,881	2,799,559
Increase (decrease) in net assets from operations	(955,338)	6,073,096	5,593,125	2,661,745

Increase (decrease) in net assets from contract transactions	(10,531,091)	(9,478,894)	(4,914,034)	(2,362,034)

Total increase (decrease) in net assets	(11,486,429)	(3,405,798)	679,091	299,711

Net Assets as of December 31, 2012	$62,429,625	$66,443,419	$36,052,249	$13,635,251

See accompanying notes.

(1)	See footnote 1

23

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	International Value	Quality Bond	Opportunistic Small Cap	Dreyfus Stock Index
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$14,829,118	$54,558,382	$32,059,628	$62,354,704

Investment income:
Dividends	274,409	1,871,612	116,133	1,042,223
Investment expenses:
Mortality and expense risk and other charges	181,434	728,115	401,434	821,709

Net investment income (loss)	92,975	1,143,497	(285,301)	220,514
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	401,130
Realized gain (loss) on investments	(1,523,278)	500,579	(895,770)	(762,112)

Net realized capital gains (losses) on investments	(1,523,278)	500,579	(895,770)	(360,982)
Net change in unrealized appreciation (depreciation)	(1,199,001)	1,186,946	(3,443,793)	426,804

Net gain (loss) on investment	(2,722,279)	1,687,525	(4,339,563)	65,822
Increase (decrease) in net assets from operations	(2,629,304)	2,831,022	(4,624,864)	286,336

Increase (decrease) in net assets from contract transactions	(1,713,806)	(7,440,006)	(2,854,801)	(7,107,211)

Total increase (decrease) in net assets	(4,343,110)	(4,608,984)	(7,479,665)	(6,820,875)

Net Assets as of December 31, 2011	$10,486,008	$49,949,398	$24,579,963	$55,533,829

Investment income:
Dividends	292,105	1,419,413	—	1,116,721
Investment expenses:
Mortality and expense risk and other charges	142,993	682,400	362,790	799,576

Net investment income (loss)	149,112	737,013	(362,790)	317,145
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	2,819,414
Realized gain (loss) on investments	(1,677,524)	657,520	(759,356)	(86,722)

Net realized capital gains (losses) on investments	(1,677,524)	657,520	(759,356)	2,732,692
Net change in unrealized appreciation (depreciation)	2,615,744	1,182,951	5,556,117	4,549,453

Net gain (loss) on investment	938,220	1,840,471	4,796,761	7,282,145
Increase (decrease) in net assets from operations	1,087,332	2,577,484	4,433,971	7,599,290

Increase (decrease) in net assets from contract transactions	(1,405,741)	(5,089,840)	(2,969,744)	(8,803,566)

Total increase (decrease) in net assets	(318,409)	(2,512,356)	1,464,227	(1,204,276)

Net Assets as of December 31, 2012	$10,167,599	$47,437,042	$26,044,190	$54,329,553

See accompanying notes.

(1)	See footnote 1

24

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	The Dreyfus Socially Responsible Growth	Core Value	MidCap Stock	Technology Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$15,269,532	$26,595,887	$23,541,019	$18,620,973

Investment income:
Dividends	128,605	239,620	102,601	—
Investment expenses:
Mortality and expense risk and other charges	204,605	329,562	306,791	242,207

Net investment income (loss)	(76,000)	(89,942)	(204,190)	(242,207)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(184,591)	(2,324,506)	(1,259,199)	659,639

Net realized capital gains (losses) on investments	(184,591)	(2,324,506)	(1,259,199)	659,639
Net change in unrealized appreciation (depreciation)	202,597	733,733	1,295,889	(1,982,629)

Net gain (loss) on investment	18,006	(1,590,773)	36,690	(1,322,990)
Increase (decrease) in net assets from operations	(57,994)	(1,680,715)	(167,500)	(1,565,197)

Increase (decrease) in net assets from contract transactions	(1,609,344)	(4,050,191)	(3,326,405)	(1,809,241)

Total increase (decrease) in net assets	(1,667,338)	(5,730,906)	(3,493,905)	(3,374,438)

Net Assets as of December 31, 2011	$13,602,194	$20,864,981	$20,047,114	$15,246,535

Investment income:
Dividends	107,778	166,099	75,707	—
Investment expenses:
Mortality and expense risk and other charges	195,844	296,842	289,146	224,141

Net investment income (loss)	(88,066)	(130,743)	(213,439)	(224,141)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(24,943)	(1,578,247)	(663,695)	923,347

Net realized capital gains (losses) on investments	(24,943)	(1,578,247)	(663,695)	923,347
Net change in unrealized appreciation (depreciation)	1,520,798	4,961,639	4,252,368	1,406,650

Net gain (loss) on investment	1,495,855	3,383,392	3,588,673	2,329,997
Increase (decrease) in net assets from operations	1,407,789	3,252,649	3,375,234	2,105,856

Increase (decrease) in net assets from contract transactions	(1,847,614)	(2,916,601)	(3,404,379)	(2,422,959)

Total increase (decrease) in net assets	(439,825)	336,048	(29,145)	(317,103)

Net Assets as of December 31, 2012	$13,162,369	$21,201,029	$20,017,969	$14,929,432

See accompanying notes.

(1)	See footnote 1

25

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA WMC Diversified Growth	TA AEGON Tactical Vanguard ETF - Balanced - SC	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA AEGON Tactical Vanguard ETF - Growth - SC
	Subaccount	Subaccount (1)	Subaccount (1)	Subaccount (1)
Net Assets as of January 1, 2011	$11,832,027	$—	$—	$—

Investment income:
Dividends	43,189	—	—	—
Investment expenses:
Mortality and expense risk and other charges	157,648	—	—	—

Net investment income (loss)	(114,459)	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	257,663	—	—	—

Net realized capital gains (losses) on investments	257,663	—	—	—
Net change in unrealized appreciation (depreciation)	(694,890)	—	—	—

Net gain (loss) on investment	(437,227)	—	—	—
Increase (decrease) in net assets from operations	(551,686)	—	—	—

Increase (decrease) in net assets from contract transactions	(887,062)	—	—	—

Total increase (decrease) in net assets	(1,438,748)

Net Assets as of December 31, 2011	$10,393,279	$—	$—	$—

Investment income:
Dividends	33,317	176	—	—
Investment expenses:
Mortality and expense risk and other charges	152,169	1,025	314	3

Net investment income (loss)	(118,852)	(849)	(314)	(3)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	133	—	—
Realized gain (loss) on investments	257,619	20	(4)	(6)

Net realized capital gains (losses) on investments	257,619	153	(4)	(6)
Net change in unrealized appreciation (depreciation)	1,058,078	5,905	459	37

Net gain (loss) on investment	1,315,697	6,058	455	31
Increase (decrease) in net assets from operations	1,196,845	5,209	141	28

Increase (decrease) in net assets from contract transactions	(1,620,237)	276,005	111,229	3,163

Total increase (decrease) in net assets	(423,392)	281,214	111,370	3,191

Net Assets as of December 31, 2012	$9,969,887	$281,214	$111,370	$3,191

See accompanying notes.

(1)	See footnote 1

26

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Legg Mason Dynamic Allocation - Balanced - SC	TA Legg Mason Dynamic Allocation - Growth - SC	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount (1)	Subaccount (1)	Subaccount (1)	Subaccount (1)
Net Assets as of January 1, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—	—

Net gain (loss) on investment	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets

Net Assets as of December 31, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	—	2,451	341
Investment expenses:
Mortality and expense risk and other charges	15	3	1,949	362

Net investment income (loss)	(15)	(3)	502	(21)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	4,992	305
Realized gain (loss) on investments	(2)	(4)	47	5

Net realized capital gains (losses) on investments	(2)	(4)	5,039	310
Net change in unrealized appreciation (depreciation)	(13)	12	6,980	1,458

Net gain (loss) on investment	(15)	8	12,019	1,768
Increase (decrease) in net assets from operations	(30)	5	12,521	1,747

Increase (decrease) in net assets from contract transactions	19,368	3,161	559,085	84,198

Total increase (decrease) in net assets	19,338	3,166	571,606	85,945

Net Assets as of December 31, 2012	$19,338	$3,166	$571,606	$85,945

See accompanying notes.

(1)	See footnote 1

27

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Vanguard ETF Index - Growth - SC	TA Market Participation Strategy - SC	TA PIMCO Tactical - Balanced - SC	TA PIMCO Tactical - Conservative - SC
	Subaccount (1)	Subaccount (1)	Subaccount (1)	Subaccount (1)
Net Assets as of January 1, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—	—

Net gain (loss) on investment	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets

Net Assets as of December 31, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	84	3

Net investment income (loss)	—	—	(84)	(3)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(7)	—	(1)	—

Net realized capital gains (losses) on investments	(7)	—	(1)	—
Net change in unrealized appreciation (depreciation)	—	—	8	3

Net gain (loss) on investment	(7)	—	7	3
Increase (decrease) in net assets from operations	(7)	—	(77)	—

Increase (decrease) in net assets from contract transactions	7	—	37,862	3,157

Total increase (decrease) in net assets	—	—	37,785	3,157

Net Assets as of December 31, 2012	$—	$—	$37,785	$3,157

See accompanying notes.

(1)	See footnote 1

28

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

TA PIMCO Tactical - Growth - SC
Subaccount (1)
Net Assets as of January 1, 2011	$—

Investment income:
Dividends	—
Investment expenses:
Mortality and expense risk and other charges	—

Net investment income (loss)	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—
Realized gain (loss) on investments	—

Net realized capital gains (losses) on investments	—
Net change in unrealized appreciation (depreciation)	—

Net gain (loss) on investment	—
Increase (decrease) in net assets from operations	—

Increase (decrease) in net assets from contract transactions	—

Total increase (decrease) in net assets

Net Assets as of December 31, 2011	$—

Investment income:
Dividends	—
Investment expenses:
Mortality and expense risk and other charges	3

Net investment income (loss)	(3)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—
Realized gain (loss) on investments	(1)

Net realized capital gains (losses) on investments	(1)
Net change in unrealized appreciation (depreciation)	19

Net gain (loss) on investment	18
Increase (decrease) in net assets from operations	15

Increase (decrease) in net assets from contract transactions	3,158

Total increase (decrease) in net assets	3,173

Net Assets as of December 31, 2012	$3,173

See accompanying notes.

(1)	See footnote 1

29

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Dreyfus Variable Investments Fund	Dreyfus Variable Investments Fund
Money Market	Money Market Portfolio
Appreciation*	Appreciation Portfolio
Growth and Income*	Growth and Income Portfolio
International Equity*	International Equity Portfolio
International Value*	International Value Portfolio
Quality Bond*	Quality Bond Portfolio
Opportunistic Small Cap*	Opportunistic Small Cap Portfolio
Dreyfus Stock Index Fund, Inc.	Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index*	Dreyfus Stock Index Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth*	The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Investment Portfolios	Dreyfus Investment Portfolios
Core Value*	Core Value Portfolio
MidCap Stock*	MidCap Stock Portfolio
Technology Growth*	Technology Growth Portfolio
Transamerica Series Trust - Initial Class	Transamerica Series Trust - Initial Class
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP
Transamerica Series Trust - Service Class	Transamerica Series Trust - Service Class
TA AEGON Tactical Vanguard ETF - Balanced - SC	Transamerica AEGON Active Asset Allocation - Moderate VP
TA AEGON Tactical Vanguard ETF - Conservative - SC	Transamerica AEGON Active Asset Allocation - Conservative VP
TA AEGON Tactical Vanguard ETF - Growth - SC	Transamerica AEGON Active Asset Allocation - Moderate Growth VP
TA Legg Mason Dynamic Allocation - Balanced - SC	Transamerica Legg Mason Dynamic Allocation - Balanced VP
TA Legg Mason Dynamic Allocation - Growth - SC	Transamerica Legg Mason Dynamic Allocation - Growth VP
TA Vanguard ETF Index - Balanced - SC	Transamerica Index 50 VP
TA Vanguard ETF Index - Conservative - SC	Transamerica Index 35 VP
TA Vanguard ETF Index - Growth - SC	Transamerica Index 75 VP
TA Market Participation Strategy - SC	Transamerica Market Participation Strategy VP
TA PIMCO Tactical - Balanced - SC	Transamerica PIMCO Tactical - Balanced VP
TA PIMCO Tactical - Conservative - SC	Transamerica PIMCO Tactical - Conservative VP
TA PIMCO Tactical - Growth - SC	Transamerica PIMCO Tactical - Growth VP

*	Multiple share classes are combined on the financial statement pages.

30

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Market Participation Strategy - SC	September 17, 2012
TA PIMCO Tactical - Balanced - SC	September 17, 2012
TA PIMCO Tactical - Conservative - SC	September 17, 2012
TA PIMCO Tactical - Growth - SC	September 17, 2012
TA AEGON Tactical Vanguard ETF - Balanced - SC	May 1, 2012
TA AEGON Tactical Vanguard ETF - Conservative - SC	May 1, 2012
TA AEGON Tactical Vanguard ETF - Growth - SC	May 1, 2012
TA Legg Mason Dynamic Allocation - Balanced - SC	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth - SC	May 1, 2012
TA Vanguard ETF Index - Balanced - SC	May 1, 2012
TA Vanguard ETF Index - Conservative - SC	May 1, 2012
TA Vanguard ETF Index - Growth - SC	May 1, 2012

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2012.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Separate Account was January 1, 2012. The adoption did not have a material impact on the financial statements.

31

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

Subaccount	Purchases	Sales
Money Market	$2,576,907	$14,062,367
Appreciation	2,990,356	10,947,034
Growth and Income	1,089,800	6,012,583
International Equity	831,255	3,331,107
International Value	655,317	1,911,949
Quality Bond	4,356,552	8,709,373
Opportunistic Small Cap	539,719	3,872,253
Dreyfus Stock Index	4,805,480	10,472,487
The Dreyfus Socially Responsible Growth	367,130	2,302,811
Core Value	580,122	3,627,457
MidCap Stock	439,782	4,057,608
Technology Growth	255,945	2,903,049
TA WMC Diversified Growth	424,378	2,163,468
TA AEGON Tactical Vanguard ETF - Balanced - SC	276,350	1,061
TA AEGON Tactical Vanguard ETF - Conservative - SC	111,668	753
TA AEGON Tactical Vanguard ETF - Growth - SC	3,276	116
TA Legg Mason Dynamic Allocation - Balanced - SC	19,486	133
TA Legg Mason Dynamic Allocation - Growth - SC	3,277	119
TA Vanguard ETF Index - Balanced - SC	566,777	2,197
TA Vanguard ETF Index - Conservative - SC	84,942	461
TA Vanguard ETF Index - Growth - SC	120	113
TA Market Participation Strategy - SC	120	120
TA PIMCO Tactical - Balanced - SC	38,100	322
TA PIMCO Tactical - Conservative - SC	3,277	123
TA PIMCO Tactical - Growth - SC	3,277	122

32

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Money Market	688,221	(8,395,722)	(7,707,501)	832,582	(10,293,264)	(9,460,682)
Appreciation	16,746	(710,614)	(693,868)	11,527	(809,941)	(798,414)
Growth and Income	7,687	(351,233)	(343,546)	6,308	(320,173)	(313,865)
International Equity	18,428	(133,700)	(115,272)	27,353	(176,336)	(148,983)
International Value	9,342	(130,634)	(121,292)	9,920	(138,478)	(128,558)
Quality Bond	19,509	(754,760)	(735,251)	34,358	(844,318)	(809,960)
Opportunistic Small Cap	3,775	(57,875)	(54,100)	1,856	(165,798)	(163,942)
Dreyfus Stock Index	18,452	(523,404)	(504,952)	20,117	(656,318)	(636,201)
The Dreyfus Socially Responsible Growth	2,863	(79,561)	(76,698)	3,808	(79,288)	(75,480)
Core Value	28,851	(629,010)	(600,159)	26,780	(667,367)	(640,587)
MidCap Stock	21,561	(322,399)	(300,838)	21,892	(399,276)	(377,384)
Technology Growth	13,859	(277,614)	(263,755)	15,035	(271,262)	(256,227)
TA WMC Diversified Growth	12,089	(115,983)	(103,894)	8,651	(73,329)	(64,678)
TA AEGON Tactical Vanguard ETF - Balanced - SC	12	275,592	275,604	—	—	—
TA AEGON Tactical Vanguard ETF - Conservative - SC	12	109,300	109,312	—	—	—
TA AEGON Tactical Vanguard ETF - Growth - SC	12	3,104	3,116	—	—	—
TA Legg Mason Dynamic Allocation - Balanced - SC	12	19,143	19,155	—	—	—
TA Legg Mason Dynamic Allocation - Growth - SC	12	3,140	3,152	—	—	—
TA Vanguard ETF Index - Balanced - SC	12	559,081	559,093	—	—	—
TA Vanguard ETF Index - Conservative - SC	12	84,335	84,347	—	—	—
TA Vanguard ETF Index - Growth - SC	12	(12)	—	—	—	—
TA Market Participation Strategy - SC	12	(12)	—	—	—	—
TA PIMCO Tactical - Balanced - SC	12	38,035	38,047	—	—	—
TA PIMCO Tactical - Conservative - SC	12	3,158	3,170	—	—	—
TA PIMCO Tactical - Growth - SC	12	3,200	3,212	—	—	—

33

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charges against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Exp Ration			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Hightest Expense Ratio ***
	Money Market
	12/31/2012	46,032,952	$1.03	to	$0.92	$62,429,625	—%	1.30%	to	2.50%	(1.30)%	to	(2.45)%
	12/31/2011	53,740,453	1.05	to	0.94	73,916,054	0.01	1.30	to	2.50	(1.27)	to	(2.43)
	12/31/2010	63,201,135	1.06	to	0.97	88,120,158	0.01	1.30	to	2.50	(1.28)	to	(2.43)
	12/31/2009	79,506,509	1.07	to	0.99	112,087,498	0.15	1.30	to	2.50	(1.15)	to	(2.31)
	12/31/2008	106,041,677	1.08	to	1.02	151,450,292	2.75	1.30	to	2.50	1.22	to	0.03
	Appreciation
	12/31/2012	3,332,934	1.43	to	1.49	66,443,419	3.56	1.30	to	2.50	8.72	to	7.44
	12/31/2011	4,026,802	1.31	to	1.39	69,849,217	1.64	1.30	to	2.50	7.35	to	6.09
	12/31/2010	4,825,216	1.22	to	1.31	73,204,593	2.19	1.30	to	2.50	13.57	to	12.24
	12/31/2009	5,865,257	1.08	to	1.16	74,635,242	2.63	1.30	to	2.50	20.66	to	19.25
	12/31/2008	7,117,499	0.89	to	0.98	71,665,728	2.08	1.30	to	2.50	(30.63)	to	(31.44)
	Growth and Income
	12/31/2012	1,711,177	1.22	to	1.35	36,052,249	1.38	1.30	to	2.50	16.25	to	14.88
	12/31/2011	2,054,723	1.05	to	1.17	35,373,158	1.19	1.30	to	2.50	(4.23)	to	(5.35)
	12/31/2010	2,368,588	1.10	to	1.24	41,521,851	1.14	1.30	to	2.50	16.78	to	15.41
	12/31/2009	2,687,522	0.94	to	1.07	40,236,819	1.27	1.30	to	2.50	26.79	to	25.31
	12/31/2008	3,139,290	0.74	to	0.86	37,253,144	0.60	1.30	to	2.50	(41.30)	to	(41.99)
	International Equity
	12/31/2012	800,361	1.70	to	1.83	13,635,251	0.39	1.30	to	2.50	21.25	to	19.82
	12/31/2011	915,633	1.40	to	1.53	13,335,540	2.09	1.30	to	2.50	(16.00)	to	(16.99)
	12/31/2010	1,064,616	1.67	to	1.84	17,942,048	1.71	1.30	to	2.50	8.33	to	7.06
	12/31/2009	1,305,457	1.54	to	1.72	19,255,202	4.07	1.30	to	2.50	23.28	to	21.84
	12/31/2008	1,528,924	1.25	to	1.41	17,805,708	1.82	1.30	to	2.50	(43.10)	to	(43.77)
	International Value
	12/31/2012	1,165,789	1.27	to	1.45	10,167,599	2.85	1.30	to	2.50	10.97	to	9.67
	12/31/2011	1,287,081	1.14	to	1.32	10,486,008	2.07	1.30	to	2.50	(19.80)	to	(20.74)
	12/31/2010	1,415,639	1.43	to	1.67	14,829,118	1.78	1.30	to	2.50	2.88	to	1.68
	12/31/2009	1,625,955	1.39	to	1.64	15,847,369	4.00	1.30	to	2.50	28.98	to	27.47
	12/31/2008	1,912,970	1.08	to	1.29	13,805,157	0.03	1.30	to	2.50	(38.29)	to	(39.01)
	Quality Bond
	12/31/2012	4,668,124	1.47	to	1.22	47,437,042	2.90	1.30	to	2.50	5.32	to	4.08
	12/31/2011	5,403,375	1.39	to	1.18	49,949,398	3.56	1.30	to	2.50	5.42	to	4.19
	12/31/2010	6,213,335	1.32	to	1.13	54,558,382	3.79	1.30	to	2.50	6.81	to	5.56
	12/31/2009	7,154,945	1.24	to	1.07	57,406,394	4.66	1.30	to	2.50	13.16	to	11.83
	12/31/2008	8,691,893	1.09	to	0.96	57,836,202	5.16	1.30	to	2.50	(5.69)	to	(6.80)

34

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Exp Ration			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Hightest Expense Ratio ***
Opportunistic Small Cap
	12/31/2012	875,047	$0.98	to	$1.16	$26,044,190	—%	1.30%	to	2.50%	18.69%	to	17.29%
	12/31/2011	929,147	0.83	to	0.98	24,579,963	0.40	1.30	to	2.50	(15.16)	to	(16.15)
	12/31/2010	1,093,089	0.98	to	1.17	32,059,628	0.75	1.30	to	2.50	29.14	to	27.63
	12/31/2009	1,286,709	0.76	to	0.92	27,575,617	1.65	1.30	to	2.50	24.15	to	22.69
	12/31/2008	1,465,132	0.61	to	0.75	25,483,791	0.91	1.30	to	2.50	(38.57)	to	(39.30)
Dreyfus Stock Index
	12/31/2012	2,350,881	1.35	to	1.43	54,329,553	1.96	1.30	to	2.50	13.98	to	12.64
	12/31/2011	2,855,833	1.18	to	1.27	55,533,829	1.74	1.30	to	2.50	0.32	to	(0.85)
	12/31/2010	3,492,034	1.18	to	1.28	62,354,704	1.75	1.30	to	2.50	13.07	to	11.74
	12/31/2009	4,413,304	1.04	to	1.14	62,265,650	2.02	1.30	to	2.50	24.43	to	22.97
	12/31/2008	5,625,950	0.84	to	0.93	58,801,858	2.04	1.30	to	2.50	(38.13)	to	(38.86)
The Dreyfus Socially Responsible Growth
	12/31/2012	571,271	1.20	to	1.37	13,162,369	0.77	1.30	to	2.50	10.26	to	8.96
	12/31/2011	647,969	1.09	to	1.26	13,602,194	0.86	1.30	to	2.50	(0.64)	to	(1.80)
	12/31/2010	723,449	1.10	to	1.28	15,269,532	0.85	1.30	to	2.50	13.08	to	11.75
	12/31/2009	811,280	0.97	to	1.15	15,325,521	0.92	1.30	to	2.50	31.73	to	30.19
	12/31/2008	950,345	0.74	to	0.88	13,187,371	0.01	1.30	to	2.50	(35.43)	to	(36.19)
Core Value
	12/31/2012	3,208,978	1.24	to	1.36	21,201,029	0.78	1.30	to	2.50	16.50	to	15.13
	12/31/2011	3,809,137	1.07	to	1.18	20,864,981	1.00	1.30	to	2.50	(7.23)	to	(8.31)
	12/31/2010	4,449,724	1.15	to	1.29	26,595,887	1.46	1.30	to	2.50	11.49	to	10.18
	12/31/2009	5,221,386	1.03	to	1.17	27,392,300	2.86	1.30	to	2.50	16.44	to	15.08
	12/31/2008	6,631,271	0.88	to	1.02	29,487,939	2.33	1.30	to	2.50	(36.76)	to	(37.50)
MidCap Stock
	12/31/2012	2,032,644	1.54	to	1.67	20,017,969	0.37	1.30	to	2.50	17.80	to	16.41
	12/31/2011	2,333,482	1.31	to	1.43	20,047,114	0.46	1.30	to	2.50	(1.08)	to	(2.24)
	12/31/2010	2,710,866	1.32	to	1.46	23,541,019	0.99	1.30	to	2.50	25.32	to	23.85
	12/31/2009	3,421,132	1.06	to	1.18	21,350,267	1.24	1.30	to	2.50	33.59	to	32.03
	12/31/2008	3,851,907	0.79	to	0.89	17,769,413	0.92	1.30	to	2.50	(41.21)	to	(41.91)
Technology Growth
	12/31/2012	1,847,126	1.46	to	1.67	14,929,432	—	1.30	to	2.50	13.86	to	12.52
	12/31/2011	2,110,881	1.28	to	1.48	15,246,535	—	1.30	to	2.50	(9.22)	to	(10.28)
	12/31/2010	2,367,108	1.41	to	1.65	18,620,973	—	1.30	to	2.50	27.99	to	26.50
	12/31/2009	2,640,275	1.11	to	1.31	16,047,958	0.40	1.30	to	2.50	55.06	to	53.24
	12/31/2008	2,911,815	0.71	to	0.85	11,030,117	—	1.30	to	2.50	(42.00)	to	(42.68)

35

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Exp Ration			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Hightest Expense Ratio ***
TA WMC Diversified Growth
	12/31/2012	769,319	$1.48	to	$1.47	$9,969,887	0.31%	1.30%	to	2.50%	11.71%	to	10.39%
	12/31/2011	873,213	1.33	to	1.34	10,393,279	0.38	1.30	to	2.50	(4.97)	to	(6.08)
	12/31/2010	937,891	1.40	to	1.42	11,832,027	0.54	1.30	to	2.50	16.30	to	14.94
	12/31/2009	1,032,048	1.20	to	1.24	11,189,346	0.96	1.30	to	2.50	27.54	to	26.04
	12/31/2008	1,171,713	0.94	to	0.98	9,815,421	0.23	1.30	to	2.50	(46.70)	to	(47.33)
TA AEGON Tactical Vanguard ETF - Balanced - SC
	12/31/2012(1)	275,604	1.02	to	1.01	281,214	0.13	1.30	to	2.50	—	to	—
TA AEGON Tactical Vanguard ETF - Conservative - SC
	12/31/2012(1)	109,312	1.02	to	1.01	111,370	—	1.30	to	2.50	—	to	—
TA AEGON Tactical Vanguard ETF - Growth - SC
	12/31/2012(1)	3,116	1.02	to	1.02	3,191	—	1.30	to	2.50	—	to	—
TA Legg Mason Dynamic Allocation - Balanced - SC
	12/31/2012(1)	19,155	1.01	to	1.00	19,338	—	1.30	to	2.50	—	to	—
TA Legg Mason Dynamic Allocation - Growth - SC
	12/31/2012(1)	3,152	1.01	to	1.00	3,166	—	1.30	to	2.50	—	to	—
TA Vanguard ETF Index - Balanced - SC
	12/31/2012(1)	559,093	1.02	to	1.02	571,606	1.03	1.30	to	2.50	—	to	—
TA Vanguard ETF Index - Conservative - SC
	12/31/2012(1)	84,347	1.02	to	1.01	85,945	0.73	1.30	to	2.50	—	to	—
TA Vanguard ETF Index - Growth - SC
	12/31/2012(1)	—	1.03	to	1.02	—	—	1.30	to	2.50	—	to	—
TA Market Participation Strategy - SC
	12/31/2012(1)	—	0.99	to	0.99	—	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Balanced - SC
	12/31/2012(1)	38,047	0.99	to	0.99	37,785	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Conservative - SC
	12/31/2012(1)	3,170	1.00	to	0.99	3,157	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Growth - SC
	12/31/2012(1)	3,212	0.99	to	0.98	3,173	—	1.30	to	2.50	—	to	—

36

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

37

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. The following is a list of the subaccounts and their corresponding lowest and highest total return.

Subaccount	2012 Total Return Range
Appreciation	7.44%	to	8.90%
Growth and Income	14.88	to	16.44
International Equity	19.82	to	21.44
International Value	9.67	to	11.10
Quality Bond	4.08	to	5.51
Opportunistic Small Cap	17.29	to	18.89
Dreyfus Stock Index	12.64	to	14.13
The Dreyfus Socially Responsible Growth	8.96	to	10.42
Core Value	15.13	to	16.70
MidCap Stock	16.41	to	18.01
Technology Growth	12.52	to	14.02

Subaccount	2011 Total Return Range
Appreciation	6.09%	to	7.51%
Growth and Income	(5.35)	to	(4.13)
International Equity	(16.99)	to	(15.86)
International Value	(20.74)	to	(19.60)
Quality Bond	4.19	to	5.56
Opportunistic Small Cap	(16.15)	to	(15.03)
Dreyfus Stock Index	(0.85)	to	0.47
The Dreyfus Socially Responsible Growth	(1.80)	to	(0.49)
Core Value	(8.31)	to	(7.11)
MidCap Stock	(2.24)	to	(0.99)
Technology Growth	(10.28)	to	(9.05)

Subaccount	2010 Total Return Range
Appreciation	12.24%	to	13.73%
Growth and Income	15.41	to	16.97
International Equity	7.06	to	8.51
International Value	5.56	to	6.88
Quality Bond	1.68	to	3.01
Opportunistic Small Cap	27.63	to	29.34
Dreyfus Stock Index	11.74	to	13.25
The Dreyfus Socially Responsible Growth	11.75	to	13.23
Core Value	10.18	to	11.65
MidCap Stock	23.85	to	25.34
Technology Growth	26.50	to	28.14

38

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	2009 Total Return Range
Appreciation	19.25%	to	20.87%
Growth and Income	25.31	to	27.01
International Equity	21.84	to	23.54
International Value	27.47	to	29.17
Quality Bond	11.83	to	13.37
Opportunistic Small Cap	22.69	to	24.30
Dreyfus Stock Index	22.97	to	24.59
The Dreyfus Socially Responsible Growth	30.19	to	31.91
Core Value	15.08	to	16.54
MidCap Stock	32.03	to	33.64
TA WMC Diversified Growth	53.24	to	55.49

Subaccount	2008 Total Return Range
Appreciation	(31.44%)	to	(30.53%)
Growth and Income	(41.99)	to	(39.62)
International Equity	(43.77)	to	(41.08)
International Value	(40.04)	to	(38.19)
Quality Bond	(6.80)	to	(1.81)
Opportunistic Small Cap	(39.30)	to	(35.98)
Dreyfus Stock Index	(38.86)	to	(35.63)
The Dreyfus Socially Responsible Growth	(36.19)	to	(34.36)
Core Value	(37.50)	to	(35.31)
MidCap Stock	(41.91)	to	(37.91)
Technology Growth	(42.68)	to	(35.59)
TA WMC Diversified Growth	(47.33)	to	(42.35)

39

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

5. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.15% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

40

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2012

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

41

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 13.

	(1)	(b	)	Consent of Board of Directors - Merger. Note 13

	(2)			Not Applicable.

	(3)	(a	)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 1.

		(a	)(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 2.

		(a	)(3)	Amendment No. 9 to Amended and Restated Principal Underwriting Agreement. Note 3.

		(a	)(4)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 14.

		(a	)(5)	Amended and Restated Principal Underwriting Agreement. Note 16.

		(a	)(6)	Amended and Restated Principal Underwriting Agreement. Note 19.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between Transamerica Capital, Inc. and the Broker/Dealer. Note 17.

	(4)	(a	)	Form of Individual Contract and Endorsements. Note 4.

		(b	)	Form of Liquidity Rider. Note 4.

		(c	)	Form of Premium Enhancement Rider. Note 5.

		(d	)	Form of Tax Relief II Rider. Note 6.

		(e	)	Form of GMIB Rider II. Note 6.

	(5)	(a	)	Form of Application. Note 6.

	(6)	(a	)	Articles of Incorporation of Transamerica Life Insurance Company. Note 7.

		(b	)	ByLaws of Transamerica Life Insurance Company. Note 7.

	(7)			Reinsurance Agreements. Note 8.

		(a	)	Reinsurance agreement between Transamerica Life Insurance & annuity Company and Swiss RE Life & Health America Inc. Note. 14.

		(b	)	Reinsurance agreement between Transamerica Occidental Life Insurance Company and North America Reassurance Company. Note. 14.

		(c	)	Reinsurance agreement No. FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(c	)1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(d	)	Reinsurance agreement No. FUV-011 between Transamerica Life Insurance Co. and Scottish Annuity and Life International Insurance Co. (Bermuda) Limited. Note. 14.

		(e	)	Reinsurance agreement between Transamerica Life Insurance Co. and Transamerica International RE(Bermuda) LTD. Note. 14.

(1) Reinsurance agreement Amendment No. 1. Note 16.

(2) Reinsurance agreement Amendment No. 2. Note 16.

(3) Reinsurance agreement Amendment No. 3. Note 16.

		(f	)	Reinsurance agreement between American United Life Insurance Co. and Transamerica Life Insurance Co. Note. 14.

		(g	)	Release and Modification Agreement between Transamerica Life Insurance Company, Union Hamilton Reinsurance and Scottish Annuity & Life International Insurance Company. Note 15.

	(8)	(a	)	Participation Agreement (Dreyfus). Note 13.

		(b	)	Participation Agreement (Transamerica Series Trust). Note 9.

		(b	)(1)	Amendment No. 16 to Participation Agreement. Note 10.

		(b	)(2)	Amendment No. 17 to Participation Agreement. Note 11.

	(b	)(3)	Amendment No. 20 to Participation Agreement. Note 4.

	(b	)(4)	Amendment No. 31 to Participation Agreement. Note 8.

	(b	)(5)	Amendment No. 32 to Participation Agreement. Note 12.

	(b	)(6)	Amendment No. 43 to Participation Agreement. Note 16.

	(b	)(7)	Amendment No. 44 to Participation Agreement. Note 16.

	(b	)(8)	Summary Prospectus Amendment (TST). Note 17.

	(b	)(9)	Amendment No. 48 to Participation Agreement. Note 18

	(c	)	Participation Agreement (TST). Note 19.

(9)	(a	)	Opinion and Consent of Counsel. Note 19.

	(b	)	Consent of Counsel. Note 17.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 19.

(11)			Not applicable.

(12)			Not applicable.

(13)			Powers of Attorney. (Craig D. Vermie, Arthur Schneider, Eric J. Martin, Brenda K. Clancy, Mark Mullin and C. Michiel van Katwijk). Note 19.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-98891) filed on August 29, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-109580) filed on April 27, 2007.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-149336) on February 21, 2008.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 22 to N-4 Registration Statement (File No. 033-49998) filed on September 5, 2002.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 23 to N-4 Registration Statement (File No. 033-49998) filed on February 26, 2003.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 033-49998) filed on April 29, 2003.

Note 7.	Incorporated herein by reference to Initial Filing of form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 10.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 033-33085) filed on April 27, 2001.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 27 to form N-4 Registration Statement (File No. 033-49998) filed on April 29, 2005.

Note 13.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-153773) filed on October 2, 2008.

Note 14.	Filed with Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-153773) filed on April 29, 2009.

Note 15.	Filed with Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-153773) filed on April 28, 2010.

Note 16.	Filed with Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-153773) dated April 29, 2011.

Note 17.	Filed with Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-153773) dated April 17, 2012.

Note 18.	Filed with Post-Effective Amendment No. 4 (File No. 333-153773) dated April 17, 2012.

Note 19.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

C. Michiel van Katwijk 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B -Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (86.0457%) ; Monumental Life Insurance Company (13.9543%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable Housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable Housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Investment Advisors, Inc.	Delaware	100% Diversified Retirement Corporation	Investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.3%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Members: Garnet Community Investment XXXII, LLC (0.01%); non-affiliates of AEGON: New York Life Insurance Company (50.38%); New York Life Insurance Annuity Corporation (49.61%)	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Sole Member - Garnet Community Investments XXXVI, LLC	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Sole Member - Garnet Community Investments XXXIII, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Hadley Apartments, LLC	Massachusetts	Members: Garnet LIHTC Fund XV, LLC (99.99% investor member); Transamerica Affordable Housing, Inc. (non-owner manager); Main South Community Development Corporation , a non-affiliate of AEGON (.01% special member)	affordable housing

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable Housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Members: Investors Warranty of America, Inc. (99.9%); non-AEGON affiliate, Rooker/Commerce 962, LLC	Maintain property tax abatement

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda

Partners are: Transamerica Life

Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.

Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member-PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	To provide education and information regarding retirement and economic issues.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement Plan Services

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of February 28, 2013, there were 7,895 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA QQ, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions (1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$316,765	0	0	0

(1)	Fiscal Year 2011.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 24th day of April, 2013.

SEPARATE ACCOUNT VA-2L

TRANSAMERICA LIFE
INSURANCE COMPANY
(DEPOSITOR)

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Titles	Date

*	Director, Senior Vice President	, 2013
C. Michiel van Katwijk

*	Director and Chairman of the Board	, 2013
Mark W. Mullin

*	Director and President	, 2013
Brenda K. Clancy

*	Director, Senior Vice President, Secretary and General Counsel	, 2013
Craig D. Vermie

*	Director, Chief Tax Officer and Senior Vice President	, 2013
Arthur Schneider

*	Corporate Controller and Senior Vice President	, 2013
Eric J. Martin

/s/ Darin D. Smith	Managing Assistant General Counsel, Vice President and Assistant Secretary	April 24, 2013
*By: Darin D. Smith

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

333-153773

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)(6)	Amended and Restated Principal Underwriting Agreement

(8)(c)	Participation Agreement (TST)

(9)(a)	Opinion and Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(13)	Powers of Attorney

*	Page numbers included only in manually executed original.